AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2010

                                                     REGISTRATION NOS. 333-59717
                                                                       811-05166
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 24

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 118
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

      | |   immediately upon filing pursuant to paragraph (b) of Rule 485.
      |X|   on April 30, 2010 pursuant to paragraph (b) of Rule 485.
      | |   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      | |   on pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

             |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in Separate Account
                                        under individual flexible payment
                                        variable annuity contracts.

================================================================================


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Individual Flexible Payment Variable Annuity Contract
Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A


PROSPECTUS DATED MAY 1, 2010


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------

MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

This Contract is no longer being sold. This prospectus is used with current contract owners only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the fund value your Contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds VP (the "Funds").


--------------------------------------------------------------------------------
 SUBACCOUNTS
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o All Asset Allocation                  o EQ/Montag & Caldwell Growth
o AXA Aggressive Allocation(1)          o EQ/Morgan Stanley Mid Cap Growth(2)
o AXA Conservative Allocation(1)        o EQ/PIMCO Ultra Short Bond
o AXA Conservative-Plus Allocation(1)   o EQ/Quality Bond PLUS
o AXA Moderate Allocation(1)            o EQ/T. Rowe Price Growth Stock
o AXA Moderate-Plus Allocation(1)       o EQ/UBS Growth and Income
o Dreyfus Stock Index                   o Fidelity VIP Contrafund(R)
o EQ/BlackRock Basic Value Equity       o Franklin Income Securities
o EQ/Boston Advisors Equity Income      o Franklin Rising Dividends Securities
o EQ/Calvert Socially Responsible       o Franklin Zero Coupon 2010
o EQ/Capital Guardian Research          o Janus Aspen Balanced Portfolio
o EQ/Core Bond Index                    o Janus Aspen Enterprise Portfolio
o EQ/Equity Growth PLUS                 o Janus Aspen Forty Portfolio
o EQ/GAMCO Mergers and Acquisitions     o Janus Aspen Worldwide Portfolio
o EQ/GAMCO Small Company Value          o Multimanager Small Cap Growth
o EQ/Intermediate Government Bond       o Oppenheimer Global Securities
  Index                                   Fund/VA
o EQ/International Growth               o PIMCO VIT Global Bond (Unhedged)
o EQ/Lord Abbett Growth and Income      o ProFund VP Bear
o EQ/Mid Cap Index                      o ProFund VP Rising Rates Opportunity
o EQ/Mid Cap Value PLUS                 o ProFund VP UltraBull
o EQ/Money Market
--------------------------------------------------------------------------------


NOT ALL OF THESE PORTFOLIOS MAY BE AVAILABLE IN ALL STATES OR ALL MARKETS.


(1)  The "AXA Allocation" portfolios.

(2) This is the variable investment option's new name, effective on or about May 1, 2010, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this prospectus for the variable investment option's former name.


You may also allocate some or all of your Purchase Payments and fund value into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this Prospectus.

Among the many terms of the Guaranteed Interest Account with Market Value Adjustment are:

o Guaranteed interest to be credited for specific periods (referred to as "Accumulation Periods").

o Three (3), five (5), seven (7), and ten (10) year Accumulation Periods are available. The one (1) year Accumulation Period is limited to the following states: Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas, and Washington.

o Interest will be credited for the entire Accumulation Period on a daily basis. Different rates apply to each Accumulation Period and are determined by the Company from time to time at its sole discretion.

o A market value adjustment may be charged if part or all of the Guaranteed Interest Account with Market Value Adjustment is surrendered or transferred before the end of the Accumulation Period.


o Contract owners should carefully consider the information contained in this prospectus before allocating Purchase Payments or Fund Values to the Guaranteed Interest Account with Market Value Adjustment offered herein.


--------------------------------------------------------------------------------
These are only some of the terms of the Guaranteed Interest Account with Market Value Adjustment. Please read this prospectus carefully for more complete details of the contract.
--------------------------------------------------------------------------------


A Statement of Additional Information dated May 1, 2010 containing additional information about the contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services,100 Madison Street, Syracuse, New York 13202, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information can be found in the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


IF                                                                        x02866
                                                                          MLA-CM



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Table of contents


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1. SUMMARY OF THE CONTRACT                                                     1
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Definitions                                                                    1
Purpose of the Contract                                                        1
Purchase Payments and fund value                                               1
Minimum Purchase Payments                                                      1
MONY America Variable Account A                                                1
Guaranteed Interest Account with Market Value Adjustment                       2
The Accumulation Periods                                                       2
Crediting of interest                                                          2
The Market Value Adjustment                                                    2
Transfer of fund value                                                         3
Contract loans                                                                 3
Surrender                                                                      3
Charges and deductions                                                         3
Right to return contract provision                                             3
Death benefit                                                                  3
Fee tables                                                                     4
Example                                                                        4
Other contracts                                                                6
Condensed financial information                                                6



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2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                              7
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MONY Life Insurance Company of America                                         7
How to reach us                                                                7
MONY America Variable Account A                                                8



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3. THE FUNDS                                                                   9
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Purchase of portfolio shares by MONY America Variable
     Account A                                                                13



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4. DETAILED INFORMATION ABOUT THE CONTRACT                                    14
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Payment and allocation of Purchase Payments                                   14
Telephone/fax/web transactions                                                18
Disruptive transfer activity                                                  18
Termination of the Contract                                                   19

i  Table of contents


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5. DESCRIPTION OF THE GUARANTEED INTEREST ACCOUNT WITH MARKET
   VALUE ADJUSTMENT                                                           20
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General                                                                       20
Guaranteed Interest Account with Market Value Adjustment                      20
Allocations to the Guaranteed Interest Account with
     Market Value Adjustment                                                  20
Specified interest rates and the accumulation periods                         20
Surrenders, transfers or loans                                                22
The Market Value Adjustment                                                   22
Investments                                                                   23



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6. SURRENDERS                                                                 24
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7. LOANS                                                                      25
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8. DEATH BENEFIT                                                              26
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Death benefit provided by the Contract                                        26
Enhanced death benefit options                                                26
Election and effective date of election                                       27
Payment of death benefit                                                      27



--------------------------------------------------------------------------------
9. CHARGES AND DEDUCTIONS                                                     28
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Deductions from Purchase Payments                                             28
Charges against Fund Value                                                    28
Deductions from Fund Value                                                    29



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10. ANNUITY PROVISIONS                                                        31
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Annuity payments                                                              31
Election and change of settlement option                                      31
Settlement options                                                            31
Frequency of annuity payments                                                 32
Additional provisions                                                         32
Guaranteed Interest Account at annuitization                                  32



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11. OTHER PROVISIONS                                                          33
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Ownership                                                                     33
Provision required by Section 72(s) of the Code                               33
Provision required by Section 401(a)(9) of the Code                           33
Secondary annuitant                                                           34
Assignment                                                                    34
Change of beneficiary                                                         34
Substitution of securities                                                    34
Changes to Contracts                                                          34
Change in operation of MONY America Variable Account A                        35



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12. VOTING RIGHTS                                                             36
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13. DISTRIBUTION OF THE CONTRACTS                                             37
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14. FEDERAL TAX STATUS                                                        39
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Introduction                                                                  39

Special rule for conversions to Roth IRA in 2010                              39

Taxation of annuities in general                                              39
Retirement plans                                                              40
Tax treatment of the Company                                                  40



--------------------------------------------------------------------------------
15. ADDITIONAL INFORMATION AND INCORPORATION OF
    CERTAIN INFORMATION BY REFERENCE                                          41
--------------------------------------------------------------------------------



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16. LEGAL PROCEEDINGS                                                         42
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17. FINANCIAL STATEMENTS                                                      43
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APPENDIX
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A -- Condensed financial information                                         A-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
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                                                           Table of contents  ii


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Contents of this Prospectus (Cont'd.)



--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                                AAA 1-3
AXA Conservative Allocation                                              ACA 1-3
AXA Conservative-Plus Allocation                                        ACPA 1-3
AXA Moderate Allocation                                                  AMA 1-3
AXA Moderate-Plus Allocation                                            AMPA 1-3
Multimanager Small Cap Growth                                          MMSCG 1-4
All Asset Allocation                                                    EQAA 1-4
EQ/BlackRock Basic Value Equity                                        EQBBV 1-3
EQ/Boston Advisors Equity Income                                      EQBAEI 1-3
EQ/Calvert Socially Responsible                                        EQCSR 1-4
EQ/Capital Guardian Research                                           EQCGR 1-3
EQ/Core Bond Index                                                     EQCBI 1-3
EQ/Equity Growth PLUS                                                  EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                      EQGMA 1-4
EQ/GAMCO Small Company Value                                          EQGSCV 1-3
EQ/Intermediate Government Bond Index                                 EQIGBI 1-3
EQ/International Growth                                                 EQIG 1-3
EQ/Lord Abbett Growth and Income                                      EQLAGI 1-3
EQ/Mid Cap Index                                                       EQMCI 1-3
EQ/Mid Cap Value PLUS                                                 EQMCVP 1-4
EQ/Money Market                                                         EQMM 1-3
EQ/Montag & Caldwell Growth                                            EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                       EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                              EQPUS 1-3
EQ/Quality Bond PLUS                                                   EQQBP 1-4
EQ/T.Rowe Price Growth Stock                                           EQTGS 1-3
EQ/UBS Growth and Income                                               EQUGI 1-3


ii-a  Contents of this Prospectus (Cont'd.)


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1. Summary of the Contract


--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your Contract, including the Guaranteed Interest Account with Market Value Adjustment. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds VP. See applicable Fund prospectuses for more detailed information about the portfolios offered by the Funds.

DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts"). As of January 31, 2005, we no longer offer this Contract. We will continue to accept Purchase Payments under existing Contracts.

The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.

An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund value before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. It may also be subject to income and other taxes.


PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.


MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. See "Payment and allocation of Purchase Payments."

Additional Purchase Payments may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change this requirement in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds.") Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

--------------------------------------------------------------------------------
FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- Purchase Payment less any applicable tax charges.
--------------------------------------------------------------------------------

                                                      Summary of the Contract  1


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GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See "Description of the Guaranteed Interest Account with Market Value Adjustment.")

The Guaranteed Interest Account with Market Value Adjustment is designed to provide you with an opportunity to receive a guaranteed fixed rate of interest. You can choose the period of time over which the guaranteed fixed rate of interest will be paid. That period of time is known as the Accumulation Period.


The Guaranteed Interest Account with Market Value Adjustment is also designed to provide you with the opportunity to transfer part or all of the Guaranteed Interest Account with Market Value Adjustment to the Subaccounts available to you under the Contract. It is also designed to provide you with the opportunity to surrender part or all of the Guaranteed Interest Account with Market Value Adjustment before the end of the Accumulation Period. If you ask us to transfer or surrender part or all of the Guaranteed Interest Account, we may apply a market value adjustment ("MVA"). This adjustment may be positive, negative, or zero.


THE ACCUMULATION PERIODS

There are 4 different Accumulation Periods currently available: a 3-year Accumulation Period, a 5-year Accumulation Period, a 7-year Accumulation Period, and a 10-year Accumulation Period. Certain states limit contracts to a 1-year Accumulation Period. You may allocate initial or additional Purchase Payments made under the Contract to one or more Accumulation Periods. You may also ask us to transfer Fund Values from the Subaccounts available under the Contract to one or more of the Accumulation Periods. There is no minimum amount required for allocation or transfer to an Accumulation Period. (See "Allocations to the Guaranteed Interest Account with Market Value Adjustment.")

Each Accumulation Period starts on the Business Day that falls on, or next follows, the date on which allocations are made and Purchase Payments are received or Fund Values are transferred. Each Accumulation Period ends on the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period (the "Maturity Date"). This means that the Accumulation Period for a 3, 5, 7 or 10 year Accumulation Period may be up to 31 days shorter than 3, 5, 7 or 10 years, respectively. (See "Specified interest rates and the accumulation periods.")

CREDITING OF INTEREST

The Company will credit amounts allocated to an Accumulation Period with interest at an annual rate not less than 3.50%. This interest rate is referred to as the Specified Interest Rate. It will be credited for the duration of the Accumulation Period. Specified Interest Rates for each Accumulation Period are declared periodically at the sole discretion of the Company. (See "Specified interest rates and the accumulation periods.")

At least 15 days and at most 45 days prior to the Maturity Date of an Accumulation Period, Owners having Fund Values allocated to such Accumulation Periods will be notified of the impending Maturity Date. Owners will then have the option of directing the surrender or transfer (including transfers for the purpose of obtaining a Loan) of the Fund Value within 30 days before the end of the Accumulation Period without application of any MVA.

The Specified Interest Rate will be credited to amounts allocated to an Accumulation Period, so long as such allocations are neither surrendered nor transferred prior to the Maturity Date for the Allocation Period. The Specified Interest Rate is credited daily, providing an annual effective yield. (See "Specified interest rates and the accumulation periods.")


THE MARKET VALUE ADJUSTMENT

Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a Loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.

A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. A MARKET VALUE ADJUSTMENT WILL NOT BE IMPOSED ON CONTRACTS ISSUED IN THE STATES OF MARYLAND, THE COMMONWEALTH OF MASSACHUSETTS, NEW JERSEY, OKLAHOMA, OREGON, THE COMMONWEALTH OF PENNSYLVANIA, SOUTH CAROLINA, TEXAS AND WASHINGTON; HOWEVER, RESTRICTIONS ON TRANSFERS APPLY IN THESE STATES. The adjustment can be either


2  Summary of the Contract


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a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period.

--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account with Market Value Adjustment or the Loan Account, as the context requires.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions.

MONTHLY CONTRACT ANNIVERSARY -- The date of each month corresponding to the Effective Date of the Contract. For example, for a Contract with a June 15 Effective Date, the Monthly Contract Anniversary is the 15th of each month. If a Contract's Effective Date falls on the 29th, 30th or 31st day of a month, the Monthly Contract Anniversary will be the earlier of that day or the last day of the particular month in question.
--------------------------------------------------------------------------------

TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment for contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form has been completed, signed, and received by the Company at its Operations Center. See the cover page for how to contact the Operations Center. (See "Transfers.")


CONTRACT LOANS

Under certain qualified contracts, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's Fund Value.

SURRENDER

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of surrender. (See "Federal tax status.")

CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it. You will receive a refund of the Purchase Payments received by the Company, less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date a death benefit will be payable to the Beneficiary. Under certain circumstances, an enhanced death benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit" and "Enhanced death benefit.")

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

ANNUITY STARTING DATE -- Attainment of age 95, or at the discretion of the
Owner of the Contract, a date that is at least ten years from the Effective
Date of the Contract.
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                                                      Summary of the Contract  3


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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.


------------------------------------------------------------------------------------------------------------------------------------
 OWNER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)
(as a percentage of Purchase Payments surrendered)                              7.00%(1)
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread (effective annual rate)                                    2.50%(2)
------------------------------------------------------------------------------------------------------------------------------------
Maximum transfer charge                                                         $  25(3)
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
Maximum annual contract charge                                                  $  50(4)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ANNUAL FUND VALUE IN MONY AMERICA VARIABLE ACCOUNT A):
------------------------------------------------------------------------------------------------------------------------------------
Maximum mortality and expense risk fees                                         1.35%(5)
------------------------------------------------------------------------------------------------------------------------------------
Total separate account annual expenses                                          1.35%(5)
------------------------------------------------------------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from fund value -- Amount of surrender charge.") "The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against fund value -- Free partial surrender amount.")

(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for Contracts issued in the states of South Carolina and Texas where it will not exceed $10). (See "Charges against fund value -- Transfer charge.")

(4) The annual contract charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year (except for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Commonwealth of Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Charges against fund value -- Annual contract charge.")


(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of MONY America Variable Account A.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2009. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




------------------------------------------------------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND PORTFOLIO OPERATING EXPENSES                                        MINIMUM        MAXIMUM
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted           0.29%          1.78%
from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(*)
------------------------------------------------------------------------------------------------------------------------------------



(*) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. In addition, the "Minimum" represents the total annual operating expenses of the Dreyfus Stock Index Fund - Initial Shares. The "Maximum" represents the total annual operating expenses of the ProFund VP UltraBull Portfolio.



EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the year ended December 31, 2009.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



4 Summary of the Contract


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1.   a.   If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
     $1,004                              $1,675                               $2,361                               $3,889
------------------------------------------------------------------------------------------------------------------------------------


     b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
      $865                               $1,259                               $1,669                               $2,472
------------------------------------------------------------------------------------------------------------------------------------


2.   a.   If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
      $365                               $1,112                               $1,878                               $3,889
------------------------------------------------------------------------------------------------------------------------------------


     b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
      $217                                $670                                $1,149                               $2,472
------------------------------------------------------------------------------------------------------------------------------------


3.   a.   If you annuitize your Contract and the proceeds are settled under
          Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
     $1,004                              $1,112                               $1,878                               $3,889
------------------------------------------------------------------------------------------------------------------------------------


     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
      $865                                $670                                $1,149                               $2,472
------------------------------------------------------------------------------------------------------------------------------------


4.   a.   If you annuitize your Contract and the proceeds are settled under
          Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
     $1,004                              $1,675                               $2,361                               $3,889
------------------------------------------------------------------------------------------------------------------------------------


     b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):


------------------------------------------------------------------------------------------------------------------------------------
     1 YEAR                              3 YEARS                              5 YEARS                              10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
      $865                               $1,259                               $1,669                               $2,472
------------------------------------------------------------------------------------------------------------------------------------


For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the annuity starting date, different fees and charges will apply.


                                                       Summary of the Contract 5


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OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix A at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2009.



6 Summary of the Contract


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2. Who is MONY Life Insurance Company of America?


--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA
We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:





--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------
FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:
     MONY Life Insurance Company of America
     P.O. Box 5064
     New York, NY 10087-5064

FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     JPMorgan Chase - Lockbox Processing
     Lockbox - MONY Life Insurance Company of America - LBX 5064
     4 Chase Metrotech Center
     7th Floor East
     Brooklyn, NY 11245


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:
     MONY Life Insurance Company of America
     Policyholder Services
     100 Madison Street
     Syracuse, New York 13202


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Syracuse, New York 13202.



--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m., Eastern Time at 1-800-487-6669.



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
Clients may access Online Account Access by visiting our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).


You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through Online Account Access, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/fax/web transactions" later in this prospectus.


                               Who is MONY Life Insurance Company of America?  7


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MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of the Company's General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission (the "SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the "1940 Act". A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.


MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Core Bond Index Subaccount invests solely in shares of the EQ/Core Bond Index Portfolio of the EQ Advisors Trust. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions, or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.



8  Who is MONY Life Insurance Company of America?


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3. The Funds


--------------------------------------------------------------------------------

Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable Life Insurance Company ("AXA Equitable"), the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this Contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your Contract. Please see "Payment and allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.


For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                SHARE CLASS     OBJECTIVE                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION*     Class B         Seeks long-term capital appreciation.       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION*   Class B         Seeks a high level of current income.       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS          Class B         Seeks current income and growth of capi-    o AXA Equitable
 ALLOCATION*                                   tal, with a greater emphasis on current
                                               income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION*       Class B         Seeks long-term capital appreciation and    o AXA Equitable
                                               current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS              Class B         Seeks long-term capital appreciation and    o AXA Equitable
 ALLOCATION*                                   current income, with a greater emphasis
                                               on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Class B         Seeks long-term growth of capital.          o AXA Equitable
 GROWTH                                                                                    o BlackRock Investment Management, LLC
                                                                                           o Eagle Asset Management, Inc.
                                                                                           o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                SHARE CLASS     OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Class IB        Seeks long-term capital appreciation and    o AXA Equitable
                                               current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IB        Seeks to achieve capital appreciation and   o BlackRock Investment Management, LLC
 EQUITY                                        secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------


                                                                      The Funds
9


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
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME               SHARE CLASS     OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Class IB        Seeks a combination of growth and            o Boston Advisors, LLC
 INCOME                                       income to achieve an above-average and
                                              consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Class IA        Seeks to achieve long-term capital appre-    o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                  ciation.                                     o Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH  Class IA        Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                                              capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX            Class IA        Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Barclays Capi-
                                              tal U.S. Aggregate Bond Index, including
                                              reinvestment of dividends, at a risk level
                                              consistent with that of the Barclays Capi-
                                              tal U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Class IB        Seeks to achieve long-term growth of         o AXA Equitable
                                              capital.                                     o BlackRock Capital Management, Inc.
                                                                                           o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-   Class IB        Seeks to achieve capital appreciation.       o GAMCO Asset Management, Inc.
 SITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Class IB        Seeks to maximize capital appreciation.      o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Class IA        Seeks to achieve a total return before       o SSgA Funds Management, Inc.
 BOND INDEX                                   expenses that approximates the total
                                              return performance of the Barclays Capi-
                                              tal Intermediate U.S. Government Bond
                                              Index, including reinvestment of divi-
                                              dends, at a risk level consistent with that
                                              of the Barclays Capital Intermediate U.S.
                                              Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Class IB        Seeks to achieve capital appreciation.       o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Class IA        Seeks to achieve capital appreciation and    o Lord, Abbett & Co. LLC
 INCOME                                       growth of income without excessive fluc-
                                              tuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX              Class IA        Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the S&P Mid Cap
                                              400 Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Class IA        Seeks to achieve long-term capital appre-    o AXA Equitable
                                              ciation.                                     o BlackRock Investment Management, LLC
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Class IA        Seeks to obtain a high level of current      o The Dreyfus Corporation
                                              income, preserve its assets and maintain
                                              liquidity.
------------------------------------------------------------------------------------------------------------------------------------


10 The Funds


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
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME                 SHARE CLASS    OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Class IB       Seeks to achieve capital appreciation.      o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP       Class IA       Seeks to achieve capital growth.            o Morgan Stanley Investment Management
 GROWTH**                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND       Class IB       Seeks to generate a return in excess of     o Pacific Investment Management Company,
                                               traditional money market products while       LLC
                                               maintaining an emphasis on preservation
                                               of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Class IB       Seeks to achieve high current income        o AllianceBernstein L.P.
                                               consistent with moderate risk to capital.
                                                                                           o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK   Class IB                                                   o SSgA Funds Management, Inc.
                                               Seeks to achieve long-term capital appre-   o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME        Class IB       ciation and secondarily, income.
                                               Seeks to achieve total return through       o UBS Global Asset Management
                                               capital appreciation with income as a         (Americas) Inc.
                                               secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND, INC.
 -- INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC.                 The fund seeks to match the total return    o The Dreyfus Corporation (the index fund
                                               of the Standard & Poor's 500 Composite        manager is Mellon Capital Management
                                               Stock Price Index.                            Corporation)
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PRODUCTS (VIP) - SERVICE CLASS                OBJECTIVE                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)                  Seeks long-term capital appreciation.       o Fidelity Management Research (FMR)
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -
 CLASS 2                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                                OBJECTIVE                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES                     The Fund's investment goal is to maxi-      o Franklin Advisers, Inc.
 FUND                                          mize income while maintaining prospects
                                               for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS                      Seeks long-term capital appreciation,       o Franklin Advisory Services, LLC
 SECURITIES FUND                               with preservation of capital as an impor-
                                               tant consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND                      Seeks as high an investment return as is    o Franklin Advisers, Inc.
 2010                                          consistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 INSTITUTIONAL SHARES                          OBJECTIVE                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                             Seeks long-term capital growth, consis-     o Janus Capital Management LLC
                                               tent with preservation of capital and
                                               balanced by current income.
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PORTFOLIO                           Seeks long-term growth of capital.          o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO***                             Seeks long-term growth of capital.          o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------


                                                                     The Funds
11


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
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 INSTITUTIONAL SHARES                   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE PORTFOLIO                     Seeks long-term growth of capital in a        o Janus Capital Management LLC
                                        manner consistent with the preservation
                                        of capital.
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 FUNDS - SERVICE CLASS                  OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL                      Seeks long-term capital appreciation.         OppenheimerFunds, Inc.
 SECURITIES FUND/VA
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST -                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 ADMINISTRATIVE CLASS                   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO                   Seeks to maximize total return, consistent    Pacific Investment Management Company,
 (UNHEDGED)                             with preservation of capital and prudent      LLC
                                        investment management.
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS VP                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                         OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                         Seeks daily investment results, before fees   o ProFund Advisors, LLC
                                        and expenses, that correspond to the
                                        inverse (opposite) of the daily perfor-
                                        mance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES                 Seeks daily investment results, before fees   o ProFund Advisors, LLC
 OPPORTUNITY                            and expenses, that correspond to the one
                                        and one-quarter times (125%) the
                                        inverse (opposite) of the daily price move-
                                        ment of the most recently issued 30-year
                                        U.S. Treasury Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL                    Seeks daily investment results, before fees   o ProFund Advisors, LLC
                                        and expenses that correspond to twice
                                        (200%) the daily performance of the S&P
                                        500 Index.
------------------------------------------------------------------------------------------------------------------------------------



*    The "AXA Allocation" portfolios.

** This is the Portfolio's new name effective, on or about May 1, 2010, subject to regulatory approval. The Portfolio's former name was EQ/Van Kampen Mid Cap Growth.

*** Unlike the other Funds, the Janus Aspen Forty Portfolio is a nondiversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a nondiversified Fund than a diversified Fund.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING FUND PROSPECTUS. THE PROSPECTUSES FOR THE FUND CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF FUND PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds.


12 The Funds


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PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o    collect charges under the Contracts;

o    pay Cash Value on full surrenders of the Contract;

o    fund partial surrenders;

o    provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o    reinvested immediately at net asset value in shares of that portfolio; and

o    kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Board of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.



                                                                   The Funds  13


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4. Detailed information about the Contract


--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Individuals who want to buy a Contract must:

(1)  Complete an application;

(2)  Personally deliver the application to

     (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

     (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)  Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

14  Detailed information about the Contract

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
------------------------------------------------------------------------------------------------------------------------------------
 USE OF CONTRACT OR METHOD OF MAKING PURCHASE PAYMENT                                 MINIMUM INITIAL PURCHASE PAYMENT
------------------------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the
Code                                                                                 $2,000
------------------------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts                                                              $2,000
------------------------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Section 401 of the
Code), certain corporate or association retirement plans, and Simplified Employee
Pensions under Section 408 of the Code                                               $  600
------------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations, governmental
entities and deferred compensation plans under Section 457 of the Code               $  600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Annualized rate of $600 (i.e., $600 per year,
                                                                                     $300 semi-annually, $150 quarterly or $50 per
Payroll deduction and automatic checking account withdrawal plans                    month)
------------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                                           $50 per month
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that Payment, that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustment, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1)  the Contract is issued by the Company, and

(2)  the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------

TAX-FREE "SECTION 1035" EXCHANGES


This information is no longer applicable to the purchase of these Contracts as these Contracts are no longer available to new purchasers.


The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).


RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

The Owner may return the Contract during the right to return contract period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to the Purchase Payments received by the Company less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

For contracts issued in the State of Washington, an additional 10% penalty will be added to any Purchase Payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.


ALLOCATION OF PURCHASE PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account


                                     Detailed information about the Contract  15


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with Market Value Adjustment. Net Purchase Payments (and any interest thereon)
are held in the General Account if they are received before the end of the right to return contract period. The Net Purchase Payments will earn interest at a rate not less than 3.50% per year beginning on the later of:

(1)  the Effective Date of the Contract, or

(2)  the date the Payment is received at the Company's Operations Center.

Net Purchase Payments will continue to earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return contract period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account with Market Value Adjustment according to the Owner's allocation instructions.

After the right to return contract period ends, under a non-automatic payment plan, if the Owner does not:

(1)  specify the amount to be allocated among subaccounts, or

(2)  specify the percentage to be allocated among subaccounts, or

(3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 10% of the Net Purchase Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone, facsimile or via the Web allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective within 7 days of the date we receive notice of the change.


Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to said account is chosen.



CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

(1)  the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.


CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

o The investment performance of the selected subaccount(s) of MONY America Variable Account A;

o Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

o    Any amount in the loan account;

o    Any Net Purchase Payments;

o    Any transfer charges;

o    Any partial surrenders; and

o All contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.


16  Detailed information about the Contract


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The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

     o    The addition of any interest credited.

     o    Addition or subtraction of any amounts transferred.

     o    Subtraction of any partial surrenders.

     o Subtraction of any contract charges, surrender charges, transfer charges, and any Market Value Adjustments

(3) Add the value held in the loan account to secure contract loans and interest credited on that day on that amount;

(4)  Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge and Market Value Adjustment) made on that Business Day;

(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. (See "Telephone/fax/web transactions.") Transfers from a subaccount will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Transfers among, to and from subaccounts may be postponed for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

A transfer charge is not currently imposed on transfers. (See "Charges against fund value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date shown as the Effective Date of the Contract.
--------------------------------------------------------------------------------

TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year accumulation period there will be a market value adjustment for contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.

Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.


PORTFOLIO REBALANCING

Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally


                                     Detailed information about the Contract  17


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selected to shift. With this program, you may instruct us to periodically reallocate values in your Contract. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting a transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future.


TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.

If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations and transfers by telephone, fax or the web which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures :

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

(2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.

A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9 a.m. to 5 p.m., Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.axaonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request that would result in an aggregated transfer amount of $250,000 or more in a single day must be submitted in writing to our customer service office by U.S. mail (first


18  Detailed information about the Contract


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class). Overnight mail is not permitted for those transfer requests. We monitor the $250,000 daily threshold on a monthly basis and combine transfer activities for all Contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all Contractholders uniformly.

We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with AXA Premier VIP Trust and EQ Advisors Trust, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a Contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the Contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.

                                     Detailed information about the Contract  19


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5. Description of the Guaranteed Interest Account with Market Value Adjustment


--------------------------------------------------------------------------------

GENERAL

The Guaranteed Interest Account with Market Value Adjustment is an allocation option available under the Contract. The Guaranteed Interest Account with Market Value Adjustment may not be available in every state jurisdiction.

The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are borne exclusively by the Company. The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are legal obligations of the Company. Fund Values allocated to the Guaranteed Interest Account with Market Value Adjustment are held in the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. The Company has sole investment discretion over the investment of the assets of its General Account. Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, however, will have no claim against any particular assets of the Company.

The Guaranteed Interest Account with Market Value Adjustment provides for a Specified Interest Rate, which is a guaranteed interest rate that will be credited as long as any amount allocated to the Guaranteed Interest Account with Market Value Adjustment is not distributed for any reason prior to the Maturity Date of the particular Accumulation Period chosen by the Owner. Generally, a 3-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over three years, a 5-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over five years, and so on. Because the Maturity Date is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period, the Accumulation Period may be up to 31 days shorter than the 3, 5, 7 or 10 years, respectively.

Although the Specified Interest Rate will continue to be credited as long as Fund Value remains in an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that Accumulation Period, surrenders or transfers (including transfers to the Loan Account as a result of a request by the Owner for a Loan) will be subject to a Market Value Adjustment, as described below. Market Value Adjustments do not apply upon annuitization under Settlement Option 3 or 3A.

Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the Accumulation Period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to contracts issued in certain states.

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------
MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for contracts issued in certain states.

ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Period starts on the Business Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly contract anniversary immediately prior to the last day of that Period. (THE ACCUMULATION PERIOD IS LIMITED TO ONE YEAR FOR CONTRACTS ISSUED IN THE STATES OF MARYLAND, NEW JERSEY, OKLAHOMA, OREGON, SOUTH CAROLINA, TEXAS, WASHINGTON AND THE COMMONWEALTHS OF MASSACHUSETTS AND PENNSYLVANIA.)

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.

GENERAL ACCOUNT -- The General Account of the Company which consists of all of the Company's assets other than those assets allocated to the Company's separate accounts.
--------------------------------------------------------------------------------

ALLOCATIONS TO THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

There are three sources from which allocations to the Guaranteed Interest Account with Market Value Adjustment may be made:

(1) an initial Purchase Payment made under a Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment;

(2) a subsequent or additional Purchase Payment made under a Contract may be partially or wholly allocated to the Guaranteed Interest Account with Market Value Adjustment; and

(3) amounts transferred from Subaccounts available under the Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment.

There is no minimum amount of any allocation of either Purchase Payments or transfers of Fund Value to the Guaranteed Interest Account with Market Value Adjustment. The 1-year Accumulation Period (which is limited to certain states in which there is no Market Value Adjustment), requires the Guaranteed Interest Account to have a minimum Fund Value of $2,500 when an allocation to said account is chosen.

SPECIFIED INTEREST RATES AND THE
ACCUMULATION PERIODS

SPECIFIED INTEREST RATES

The Specified Interest Rate, at any given time, is the rate of interest guaranteed by the Company to be credited to allocations made to the


20  Description of the Guaranteed Interest Account with Market Value Adjustment


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Accumulation Period for the Guaranteed Interest Account with Market Value
Adjustment chosen by the Owner, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date of the Accumulation Period. Different Specified Interest Rates may be established for the four different Accumulation Periods which are currently available (3, 5, 7 and 10 years). (The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)

The Company declares Specified Interest Rates for each of the available Accumulation Periods from time to time. Normally, new Specified Interest Rates will be declared monthly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. The Company observes no specific method in the establishment of the Specified Interest Rates, but generally will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Accumulation Periods then available for the Guaranteed Interest Account with Market Value Adjustment. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. The Company has no way of predicting what Specified Interest Rates may be declared in the future and there is no guarantee that the Specified Interest Rate for any of the Accumulation Periods will exceed the guaranteed minimum effective annual interest rate of 3.50%. OWNERS BEAR THE RISK THAT THE SPECIFIED INTEREST RATE WILL NOT EXCEED THE GUARANTEED MINIMUM RATE.

The period of time during which a particular Specified Interest Rate is in effect for new allocations to the then available Accumulation Periods is referred to as the Investment Period. All allocations made to an Accumulation Period during an Investment Period are credited with the Specified Interest Rate in effect. An Investment Period ends only when a new Specified Interest Rate relative to the Accumulation Period in question is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Accumulation Periods during prior Investment Periods. All such prior allocations will be credited with the Specified Interest Rate in effect when the allocation was made for the duration of the Accumulation Period selected.

Information concerning the Specified Interest Rates in effect for the various Accumulation Periods can be obtained by contacting an agent of the Company who is also a registered representative of AXA Advisors, LLC or by calling the following toll free telephone number: (800) 487-6669.

The Specified Interest Rate is credited on a daily basis to allocations made to an Accumulation Period elected by the Owner, resulting in an annual effective yield which is guaranteed by the Company, unless amounts are surrendered, transferred or paid out on death of Annuitant from that Accumulation Period for any reason prior to the Maturity Date for that Accumulation Period. The Specified Interest Rate will be credited for the entire Accumulation Period. If amounts are surrendered or transferred from the Accumulation Period for any reason prior to the Maturity Date, a Market Value Adjustment will be applied to the amount surrendered or transferred.

CREDITING OF INTEREST

The entire initial Purchase Payment always earns interest at a rate not less than 3.50% per year until the end of the right to return contract period. When the right to return contract period ends, the entire initial Purchase Payment plus interest earned is transferred to the selected subaccounts and/or Guaranteed Interest Account with Market Value Adjustment accumulation periods.

Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company for the specified period selected. The Company guarantees that the rate credited will not be less than 3.50% annually (0.0094%, compounded daily). You bear the risk that we will not declare an annual interest rate in excess of 3.50% per year. If you allocate Purchase Payments (or transfer fund value) to the Guaranteed Interest Account with Market Value Adjustment, you will choose between Accumulation Periods of 3, 5, 7, or 10 years for Contracts issued in most states. The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Amounts you allocate to the Accumulation Period you select will receive this interest rate for the entire Accumulation Period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new Accumulation Period of 3, 5, 7, or 10 years (except in certain states where the Accumulation Period is limited to a one year period) or (2) you may elect to transfer the amounts allocated to the expiring Accumulation Period to MONY America Variable Account A. If you make no election within 30 days of the end of an Accumulation Period, the entire amount allocated to the expiring Accumulation Period will automatically be held for an Accumulation Period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.


ACCUMULATION PERIODS

For each Accumulation Period, the Specified Interest Rate in effect at the time of the allocation to that Accumulation Period is guaranteed. An Accumulation Period always ends on a Maturity Date, which is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period. Therefore, the Specified Interest Rate may be credited for up to 31 days less than the full 3, 5, 7 or 10 years. (The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)

For example, if the Effective Date of a Contract is August 10, 2000 and an allocation is made to a 10 year Accumulation Period on August 15,


 Description of the Guaranteed Interest Account with Market Value Adjustment  21


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2000 and the funds for a new Purchase Payment are received on that day, the
Accumulation Period will begin on August 15, 2000 and end on August 10, 2010, during which period the Specified Interest Rate will be credited.

All Accumulation Periods for the 3, 5, 7, and 10 year Accumulation Periods, respectively, will be determined in a manner consistent with the foregoing example.


END OF ACCUMULATION PERIODS

At least fifteen days and at most forty-five days prior to the end of an Accumulation Period, the Company will send notice to the Owner of the impending Maturity Date. The notice will include the projected Fund Value held in the Accumulation Period on the Maturity Date and will specify the various options Owners may exercise with respect to the Accumulation Period:

(1) During the thirty-day period before the Maturity Date, the Owner may wholly or partially surrender the Fund Value held in that Accumulation Period without a Market Value Adjustment; however, Surrender Charges under the Contract, if applicable, will be assessed.

(2) During the thirty-day period before the Maturity Date, the Owner may wholly or partially transfer the Fund Value held in that Accumulation Period, without a Market Value Adjustment, to any Subaccount then available under the Contract or may elect that the Fund Value held in that Accumulation Period be held for an additional Accumulation Period of the same number of years or for another Accumulation Period of a different number of years which may at the time be available. A confirmation of any such transfer or election will be sent immediately after the transfer or election is processed.

(3) If the Owner does not make an election within thirty days follow ing the Maturity Date, the entire Fund Value held in the maturing Accumulation Period will be transferred to an Accumulation Period of the same number of years as the Accumulation Period which matured. The start of the new Accumulation Period is the ending date of the previous Accumulation Period. However, if that period would extend beyond the Annuity Starting Date of the Contract or if that period is not then made available by the Company, the Fund Value held in the maturing Accumulation Period will be automatically transferred to the Money Market Subaccount at the end of the Maturity Period. A confirmation will be sent immediately after the automatic transfer is executed.

During the thirty day period following the Maturity Date, and prior to any of the transactions set forth in (1), (2), or (3) above, the Specified Value held in the maturing Accumulation Period will continue to be credited with the Specified Interest Rate in effect before the Maturity Date.


SURRENDERS, TRANSFERS OR LOANS

When you as Owner request that Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in which money was most recently allocated.


THE MARKET VALUE ADJUSTMENT


GENERAL INFORMATION REGARDING THE MVA

A surrender or transfer (including a transfer to the Loan Account as a result of a request by the Owner for a Loan) from the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that particular Accumulation Period, will be subject to a Market Value Adjustment. A Market Value Adjustment will not apply upon annuitization under Settlement Option 3 or 3A, or upon payment of a death benefit. The Market Value Adjustment is determined by the multiplication of an MVA Factor by the Specified Value, or the portion of the Specified Value being surrendered or transferred (including transfers for the purpose of obtaining a Loan). The Specified Value is the amount of the allocation of Purchase Payments and transfers of Fund Value to an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, plus interest accrued at the Specified Interest Rate minus prior distributions. The Market Value Adjustment may either increase or decrease the amount of the distribution. It will not apply to requests for transfer or full or partial surrenders received at our administrative office within 30 days before the end of the applicable Accumulation Period.

The Market Value Adjustment is intended to approximate, without duplicating, the experience of the Company when it liquidates assets in order to satisfy contractual obligations. Such obligations arise when Owners request surrenders or transfers (including transfers for the purpose of obtaining a Loan). When liquidating assets, the Company may realize either a gain or a loss.

A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations.

If prevailing interest rates are higher at the time of a surrender or transfer (including transfers for the purpose of obtaining a Loan) than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a loss when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).

Generally, if prevailing interest rates are lower than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a gain when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the MVA under such circumstances will generally increase the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).


22  Description of the Guaranteed Interest Account with Market Value Adjustment


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The Company measures the relationship between prevailing interest rates and the
Specified Interest Rates it declares through the MVA Factor. The MVA Factor is described more fully below.


THE MVA FACTOR

The formula for determining the MVA Factor is:

                          [(1+a)/(1+b)]((n-t)/12) - 1

Where:

     a = the Specified Interest Rate for the Accumulation Period from which the surrender, transfer or loan is to be taken;

     b = the Specified Interest Rate declared at the time a surrender or transfer is requested for an Accumulation Period equal to the time remaining in the Accumulation Period from which the surrender or transfer (including transfer to the Loan Account as a result of a request by the Owner for a Loan) is requested, plus 0.25%;

     n = the Accumulation Period from which the surrender or trans fer occurs in months; and

     t = the number of elapsed months (or portion thereof) in the Accumulation Period from which the surrender or transfer occurs.

If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next available Accumulation Period.

If the Company is no longer declaring rates on new payments, we will use Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.

The MVA Factor shown above also accounts for some of the administrative and processing expenses incurred when fixed-interest investments are liquidated. This is represented in the addition of 0.25% in the MVA Factor.

The MVA Factor will be multiplied by that portion of the Specified Value being surrendered, transferred, or distributed for any other reason. If the result is greater than zero, a gain will be realized by the Owner; if less than zero, a loss will be realized. If the MVA Factor is exactly zero, no gain or loss will be realized by the Owner.


INVESTMENTS

Amounts allocated to the Guaranteed Interest Account with Market Value Adjustment are transferred to the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. This is unlike amounts allocated to the Subaccounts of the MONY America Variable Account A, which are not subject to the liabilities arising from the business the Company conducts.

The Company has sole investment discretion over the investment of the assets of the General Account. We will invest these amounts primarily in investment-grade fixed income securities including: securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government; debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service; mortgage-backed securities collateralized by real estate mortgage loans or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Home Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; commercial and agricultural mortgage loans; other debt instruments; commercial paper; cash or cash equivalents.

Variable annuity Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment will not have a direct or indirect interest in these investments, nor will they have a claim against any particular assets of the Company. The overall investment performance of the General Account will not increase or decrease their claim against the Company.

There is no specific formula for establishing Specified Interest Rates. The Specified Interest Rates declared by the Company for the various Accumulation Periods will not necessarily correspond to the performance of any group of assets of the General Account. We will consider certain factors in determining these rates, such as regulatory and tax environment, sales commissions, administrative expenses borne by us, and competitive factors. The Company's management will make the final determination of these rates. However, the Specified Interest Rate will never be less than 3.50%.


 Description of the Guaranteed Interest Account with Market Value Adjustment  23


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6. Surrenders


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The Owner may elect to make a surrender of all or part of the Contract's Fund
Value provided it is:

o    on or before the annuity payments start, and

o    during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1)  any applicable surrender charge,

(2)  any applicable Market Value Adjustment, and

(3)  any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable market value adjustment will be in addition to the amount requested by the Owner.

A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable market value adjustment. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

o    the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

The amount of any surrender or transfer payable from MONY America Variable Account A will be paid in accordance with the requirements of state insurance departments and the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a market value adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal tax status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.


24  Surrenders


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7. Loans


--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o    The term of the loan must be 5 years or less.

o    Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loan amounts will be 6%. If interest is not repaid each year, it will be added to the principal of the loan.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

--------------------------------------------------------------------------------
LOAN -- Available under a Contract issued under Section 401(k) of the Code; subject to availability. To be considered a Loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

LOAN ACCOUNT -- A part of the General Account where Fund Value is held as collateral for a loan. An Owner may transfer Fund Value in the Subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the Loan Account.
--------------------------------------------------------------------------------


                                                                       Loans  25


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8. Death benefit


--------------------------------------------------------------------------------

DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

(1)  the Annuitant dies, and

(2)  the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

(1) the Fund Value less any outstanding debt on the date of the Annuitant's death;

(2) the Purchase Payments paid, less any partial surrenders and their surrender charges and market value adjustment and less any outstanding debt; or

(3)  an enhanced death benefit.

If there are funds allocated to the Guaranteed Interest Account with market value adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)


ENHANCED DEATH BENEFIT OPTIONS

Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Owner may choose either enhanced death benefit -- 5 Year or enhanced death benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the enhanced death benefit -- 5 Year. If your Contract was issued on or before August 16, 2000, you may have elected the enhanced death benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Owners with these Contracts not making the election will retain the enhanced death benefit -- 5 Year.


ENHANCED DEATH BENEFIT -- 5 YEAR

On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the enhanced death benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the enhanced death benefit will be recalculated once on the 5th Contract anniversary. Thereafter the enhanced death benefit remains at its last value.


ENHANCED DEATH BENEFIT -- 1 YEAR

On the first Contract Anniversary and each subsequent Contract Anniversary prior to the Annuitant's 80th birthday, the enhanced death benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.


AMOUNT OF THE ENHANCED DEATH BENEFIT PAYABLE ON DEATH UNDER ENHANCED DEATH BENEFIT OPTIONS

The recalculated enhanced death benefit is equal to the greater of:

(1) the Fund Value on the date the enhanced death benefit is to be recalculated; and

(2) the current enhanced death benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the enhanced death benefit.

The enhanced death benefit payable under both enhanced death benefit options is the enhanced death benefit on the date of death of the Annuitant, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any outstanding debt.

In no event will the enhanced death benefit payable on death exceed 200% of:

o the total Purchase Payments reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments,), and less

o    any outstanding debt.

The proportionate reduction for each partial surrender will be equal to:

(1) the amount of that partial surrender (including any surrender charges and applicable Market Value Adjustment assessed), divided by

(2)  the Fund Value immediately before that partial surrender, multiplied by,

(3)  the enhanced death benefit immediately before the surrender.

Once the last value is set for the enhanced death benefit, it will not be recalculated. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after the Annuitant's age 65. The last value is set for the 1 Year option on the Contract Anniversary prior to the Annuitant's age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

The cost of an enhanced death benefit option is reflected in the mortality and expense risk charge.


26  Death benefit


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ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

(1)  during the lifetime of the Annuitant, and

(2)  before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)  to receive the death benefit in the form of a lump sum payment; or

(2)  to have the death benefit applied under one of the settlement options.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in one sum to the Beneficiary, payment will be made within seven (7) days of the date:

(1)  the election becomes effective, or

(2)  the election is considered to become effective, and

(3)  due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


                                                               Death benefit  27


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9. Charges and deductions


--------------------------------------------------------------------------------

The following table summarizes the charges and deductions under the Contract (See "Summary of the Contract -- Fee tables" for more detailed information):

------------------------------------------------------------------------------------------------------------------------------------
 DEDUCTIONS FROM PURCHASE PAYMENTS
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                 Range for State and local -- 0% -- 3.50%(1).
                                                           Federal -- Currently 0% (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
 DAILY DEDUCTIONS FROM MONY AMERICA VARIABLE ACCOUNT A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                            Maximum daily rate -- 0.003699%
Annual Rate deducted daily from average daily net assets   Maximum Annual rate -- 1.35%
------------------------------------------------------------------------------------------------------------------------------------
 DEDUCTIONS FROM FUND VALUE
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                     Maximum of $50 ($30 in some states) on 30 days written notice
                                                           Current charge is $0
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                              Maximum of $25
Transfer charge                                            Current charge is $0
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                           See grading schedule and "Charges and deductions -- Charges
Grades from 7% to 0% of Fund Value surrendered based on    against fund value" for details of how it is computed.
a schedule.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                       2.50%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Company currently assumes responsibility; current charge to Owner 0%.

The following provides additional details of the charges and deductions under the Contract.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days notice to each affected Owner.


CHARGES AGAINST FUND VALUE


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. The mortality and expense risk charges will not be deducted from the Guaranteed Interest Account with Market Value Adjustment. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


28  Charges and deductions


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DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

Currently, there is no annual contract charge. The Company may in the future impose an annual contract charge. The charge will never, however, exceed $50. The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If imposed, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.

TRANSFER CHARGE. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge.")

We impose a surrender charge when a full or partial surrender is made during the first eight (8) Contract Years, except as provided below.

A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a Surrender Charge in this situation does not apply to contracts issued in the State of Texas.

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to Surrender Charges.

No surrender charge will be deducted from Death Benefits except as described in "Death benefit."

If The MONYMaster variable annuity contract issued by MONY Life Insurance Company of America has been exchanged for this Contract, a separate effective date was assigned to this Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement is the effective date of The MONYMaster variable annuity contract. Your agent can provide further details.

A separate surrender charge effective date does not apply in states where the endorsement has not been approved. We reserve the right to disallow exchanges for this Contract at any time.


                                                      Charges and deductions  29


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AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The percentage is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


--------------------------------------------------------------------------------
 SURRENDER CHARGE PERCENTAGE TABLE
--------------------------------------------------------------------------------
CONTRACT YEAR                                       SURRENDER CHARGE (AS A
                                                    PERCENTAGE OF FUND VALUE
                                                    SURRENDERED)
--------------------------------------------------------------------------------
1                                                   7%
--------------------------------------------------------------------------------
2                                                   7
--------------------------------------------------------------------------------
3                                                   6
--------------------------------------------------------------------------------
4                                                   6
--------------------------------------------------------------------------------
5                                                   5
--------------------------------------------------------------------------------
6                                                   4
--------------------------------------------------------------------------------
7                                                   3
--------------------------------------------------------------------------------
8                                                   2
--------------------------------------------------------------------------------
9 (or more)                                         0
--------------------------------------------------------------------------------

The amount of the surrender charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:

     (a)  $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).

(2) For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account is available. For example, the Fund Value in MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the Loan Account). This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)


TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)


INVESTMENT ADVISORY FEE

Each portfolio in which the MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Fund prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)


30  Charges and deductions


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10. Annuity provisions


--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary, and

(2)  no later than the Contract Anniversary after the Annuitant's 95th birthday.


The minimum number of years from the Effective Date to the start of annuity payments is 10. The date when annuity payments start may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) will be applied to provide an annuity.

A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o    one or more of the settlement options described below, or

o    another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the "Death benefit" and "Surrenders" sections of this prospectus. (See "Death benefit" and "Surrenders").

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you select Settlement Option 1, the settlement option may not be changed once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. The Option will continue until the earlier of the date that the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the Annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000


                                                          Annuity provisions  31


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applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o    Quarterly:

o    Semiannually: or

o    Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

The Contract may be required to be returned upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.


GUARANTEED INTEREST ACCOUNT AT ANNUITIZATION

On the Annuity Starting Date, the Contract's Cash Value, including the Cash Value of all Accumulation Periods of the Guaranteed Interest Account with Market Value Adjustment, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. No Market Value Adjustment will apply at annuitization if the owner elects Settlement Option 3 or 3A. For more information about annuitization and annuity options, please refer to the Contract.


32  Annuity provisions


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11. Other provisions


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OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1)  a change in Owner is requested, or

(2)  a Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1)  made in writing, and

(2)  received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

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SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
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PROVISION REQUIRED BY SECTION 72(S) OF THE CODE



The entire interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:


(1)  the Owner dies

     (a)  before the start of annuity payments, and

     (b)  while the Annuitant is living; and

(2) that Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

The surrender proceeds may be paid over the life of the Successor Owner if:

(1)  the Successor Owner is the Beneficiary, and

(2)  the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

However, under the terms of the Contract, if the spouse is not the Successor
Owner:

(1)  the Contract will be surrendered as of the date of death, and

(2)  the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.



PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE


The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:

(1)  over the life of such Participant, or

(2)  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death.


The Contract generally will be surrendered as of the Participant's death if:


(1)  the Participant dies before the start of such distributions, and

(2)  there is no designated Beneficiary.


The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the designated Beneficiary is the surviving spouse (as defined by federal law) of the Participant, distributions will begin not earlier than the December 31 following the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.


It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract, such as enhanced death benefits. For this purpose addi-


                                                            Other provisions  33


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tional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract or making additional Purchase Payments under this annuity Contract.



SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuity payments begin, either:

(1)  in the application for the Contract, or

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity starting date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;


(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse (as defined by federal law); and


(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.


ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Owner should consult a competent tax adviser before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.


34  Other provisions


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Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required, or MONY America Variable Account A may be combined with any of other subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


                                                            Other provisions  35


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12. Voting rights


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All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to contract owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholder's meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


36  Voting rights


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13. Distribution of the Contracts

--------------------------------------------------------------------------------

The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY America Variable Account A.+ The offering of the Contracts is intended to be continuous.

AXA Advisors, and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the Company's life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid by the Company to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals and/or Selling broker-dealers either all or a portion of the sales compensation that they receive. The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on


----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.


                                               Distribution of the Contracts  37


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facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any sales compensation paid by the Company to the Distributors will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


38  Distribution of the Contracts


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14. Federal tax status


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INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o    the value of the Contract's Fund Value,

o    annuity payments,

o    death benefit, and

o    economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o    the type of retirement plan for which the Contract is purchased, and

o    the tax and employment status of the individual concerned.


The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any legislation will actually be proposed or enacted. Any person considering the purchase of a contract or making additional Purchase Payments under this Contract should consult a qualified tax adviser. Additional information of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.


SPECIAL RULE FOR CONVERSIONS TO ROTH IRA IN 2010

Pre-2010 limitations on conversion rollovers to Roth IRAs of pre-tax amounts distributed from qualified plans, 403(b) plans and governmental employer 457(b) plans (as well as traditional IRA to Roth IRA conversions) based on income levels and filing status are removed beginning in 2010. For conversion rollovers or traditional IRA conversions in 2010 only, the resulting federal income tax can be paid in two installments in 2011 and 2012.



TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o    Participant after-tax contributions (in the case of Qualified Plans), or

o    Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisors are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.


Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract both of which are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.


The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a contract unless the Owner or Annuitant

(1)  provides his or her taxpayer identification number to the Company, and

(2)  notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

     (a)  the participant's life or life expectancy,

     (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

     (c)  or a period certain of not less than 10 years;

                                                          Federal tax status  39


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(2)  Required minimum distributions; or


(3)  Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover transfer to the new plan can be made only in accordance with the terms of the old plan.


The Company may be liable for payment of the generation skipping transfer tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.



RETIREMENT PLANS

Aside from Contracts purchased on a non-qualified basis the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.


TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.


40  Federal tax status


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15. Additional information and incorporation of certain information by reference


--------------------------------------------------------------------------------


The Company's Annual Report on Form 10-K for the period ended December 31, 2009 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, The Company has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.


After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000835357. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.



Additional information and incorporation of certain information by reference
                                                                              41


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16. Legal proceedings


--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.



42  Legal proceedings


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17. Financial statements


--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the contract are supported by MONY America's general account and are subject to MONY America's claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the subaccounts. You may also speak with your financial representative.


                                                        Financial statements  43


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Appendix A -- Condensed financial information

--------------------------------------------------------------------------------


                     MONY LIFE INSURANCE COMPANY OF AMERICA
                         MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES



------------------------------------------------------------------------------------------------------------------------------------
                                                                               UNIT VALUE
                                     -----------------------------------------------------------------------------------------------
                                       DEC. 31   DEC. 31, DEC 31, DEC 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31, DEC. 31,
SUBACCOUNT                               2009      2008    2007    2006      2005      2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                   $ 9.32    $ 7.49   $10.90  $10.57   $ 9.73    $ 9.37    $ 8.75    $ 7.34    $ 9.44   $10.42
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                7.54      6.00    10.01      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation              9.84      9.08    10.34      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation         9.16      8.11    10.21      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                  8.78      7.60    10.20      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation             8.20      6.82    10.13      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                      8.27      6.64    10.69   10.30     9.04      8.75      8.01      6.33      8.26     8.68
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity          9.81      7.63    12.19   12.21    10.24        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income        10.92      9.92    14.85   14.51    12.68     12.10     10.41      8.33      9.90    10.77
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible          6.07      4.69     8.66    7.80       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research             7.52      5.78     9.69      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                      12.18     12.00    13.32   13.06       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity Growth PLUS                    9.54      7.57    12.85   11.42    10.58        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions       12.91     11.22    13.20   12.93    11.69     11.33     10.90        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value            24.45     17.52    25.61   23.75    20.26     19.68     16.50     12.17     13.59     9.98
------------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond
  Index                                 13.19        --       --      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth                 11.61      8.57    14.55   12.69    10.24      9.18      8.84      6.85      8.61     9.31
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income        10.40      8.90    14.19   13.86       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index                        11.34      8.41    16.77      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                   11.23        --       --      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                         10.77     10.88    10.77   10.40    10.07        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth             10.20      7.97    12.04   10.10     9.49      9.12      8.88      7.69     10.15     9.30
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond               12.36     11.60    12.26   11.14    11.25     11.31     10.94     10.50        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                    15.05        --       --      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock            8.28      5.88    10.32    9.75    10.30     10.04      8.96      5.94      8.53     9.28
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                10.08      7.71    13.04   13.06    11.60     10.79      9.66      7.67     10.50     9.73
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth            14.74      9.49    18.21      --       --        --        --        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)              12.56      9.38    16.57   14.29    12.98     11.26      9.90      7.81      8.74     8.83
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities              14.99     11.21    16.15   15.78    13.53     13.49     12.01        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities    12.40     10.71    14.89   15.51    13.42     13.15     12.01        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2010               11.25     11.39    10.76   10.06     9.96      9.97      9.67        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                    14.52     11.69    14.08   12.91    11.82     11.10     10.37      9.21      9.98    10.01
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio         8.70      6.09    10.97    9.11     8.13      7.33      6.16      4.62      6.50     7.33
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty                       11.97      8.29    15.05   11.14    10.32      9.27      7.95      6.68      8.03     8.32
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                    8.03      5.91    10.83   10.02     8.59      8.22      7.95      6.50      8.85     7.51
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth           14.40     10.85    18.99   18.57    17.07     16.08     14.49     11.93     15.92     8.96
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA   17.77     12.93    21.96   20.98    18.12     16.10     13.73        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond (Unhedged)        16.44     14.26    14.57   13.46    13.04     14.15     12.97     11.49        --       --
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                          6.20      8.71     6.31    6.36     6.97      7.16      8.09        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity      6.32      4.84     7.92    8.46     7.79      8.57      9.75        --        --       --
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                     9.06      6.35    19.74   19.84    16.34     16.14     13.96        --        --       --
------------------------------------------------------------------------------------------------------------------------------------



A-1 Appendix A -- Condensed financial information

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
------------------------------------------------------------------------------------------------------------------------------------
                                                               UNITS OUTSTANDING
                                     -----------------------------------------------------------------------------------------------
                                           DEC. 31        DEC. 31,         DEC. 31,            DEC. 31,
SUBACCOUNT                                  2009            2008             2007                2006
------------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                     3,190,836       3,976,044          5,513,287           7,300,951
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                  109,441          57,982             23,678                  --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                178,106         171,180             25,364                  --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation           158,842         191,867             84,997                  --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                    476,016         592,487            235,127                  --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation               293,026         202,158             44,505                  --
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                      2,258,134       3,003,891          4,131,405           5,268,532
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity            245,928         378,596            588,447             162,707
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income           866,996       1,228,517          1,872,979           2,493,147
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible            264,142         305,886            392,763             491,154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research               346,955         464,204            704,758                  --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                       2,064,117         770,250       1,462,548.00        1,907,446.00
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity Growth PLUS                    1,015,952       1,340,581          2,049,590           2,697,953
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions          181,250         228,727            307,858             355,264
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value             1,863,329       2,470,253          3,497,734           4,619,713
------------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond
  Index                                    946,198              --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth                    733,386         951,223          1,314,677           1,619,060
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income           448,092         673,983          1,137,673           1,582,779
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index                            72,187         126,854            166,194                  --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                      822,335              --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                          1,814,818       2,886,956          3,268,106           3,783,141
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth              5,040,656       6,247,168          8,542,516          12,014,014
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond                  462,400         453,559            444,115             607,070
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                       868,263              --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock            1,837,732       2,322,411          3,097,303           4,266,241
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                 2,301,746       2,986,644          4,058,934           5,288,888
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth               314,142         373,739            616,094                  --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)               2,228,837       2,979,630          4,309,960           4,132,884
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities                 491,997         711,395          1,026,999           1,032,610
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities       173,655         246,117            358,103             418,715
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2010                  118,612         163,150            177,221             162,850
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                     1,470,007       1,954,684          2,761,884           3,539,301
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio         1,419,916       1,722,276          2,242,169           2,826,266
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty                        1,289,315       1,547,604          1,997,448           2,485,058
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                    1,502,931       1,795,688          2,357,570           2,964,196
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth              773,448         997,235          1,431,540           2,003,547
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA      329,171         528,621            879,138           1,058,049
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond (Unhedged)           224,099         311,052            444,312             568,823
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                             46,231         117,167             38,052              37,753
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity         71,161          54,450             96,834             195,027
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                       120,086          67,276             74,392              93,443
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING
                                     -----------------------------------------------------------------------------------------------
                                           DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
SUBACCOUNT                                   2005         2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                      9,232,209    11,109,364   13,202,566   15,109,160   18,385,691   1,901,068
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                      --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                 --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                          --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                     --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                       6,734,123     8,132,629    9,138,583    9,933,628   10,780,679   1,815,979
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity             138,603            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income          3,121,754     3,207,756    2,990,192    3,454,574    3,446,564     232,503
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Core Bond Index                               --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity Growth PLUS                     3,382,866            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           281,983       226,652      191,335           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value              6,024,921     7,075,206    7,841,899    8,512,905    8,277,605     657,017
------------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate Government Bond
  Index                                          --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth                   1,680,543     1,911,713    2,103,075    2,031,440    2,239,322     370,601
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                 --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index                                 --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                            --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                           4,407,396            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth              16,339,010    16,012,029   18,983,764   19,728,594   22,923,973   2,143,387
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond                   800,622       925,861      915,521      593,890           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                             --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock             5,964,804     7,351,694    8,435,080    8,681,637   10,502,862   2,379,095
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                  6,768,008     8,081,277    9,561,842   11,273,375   13,764,821   1,399,799
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                     --            --           --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)                4,769,384     5,109,618    5,524,076    5,965,404    6,410,695     890,303
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities                  924,609       587,543      241,886           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities        347,075       333,759      216,239           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon 2010                    89,888        74,658       49,680           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                      4,375,862     5,057,432    5,892,043    6,980,943    7,262,031   1,129,356
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio          3,502,925     4,107,171    4,901,662    5,654,695    7,138,296   1,548,721
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty                         3,187,808     3,832,050    4,588,875    5,496,952    6,781,107     724,626
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                     3,890,586     4,838,805    5,937,772    7,157,869    8,403,354   1,979,529
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth             2,557,971     3,066,363    3,596,274    3,994,202    4,211,857     896,084
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA       995,554       764,151      262,808           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond (Unhedged)            672,896       649,315      539,620      410,504           --          --
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                              32,469        28,387       11,301           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity         263,771       345,652      205,410           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                        123,690       157,450      125,726           --           --          --
------------------------------------------------------------------------------------------------------------------------------------


                               Appendix A -- Condensed financial information A-2


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Statement of additional information

--------------------------------------------------------------------------------


TABLE OF CONTENTS
MAY 1, 2010



                                                                          Page
                                                                          ----
Additional information about the Company ................................. 2

About our independent registered public accounting firm .................. 2

Sale of the contracts .................................................... 2

Federal tax status ....................................................... 2

Financial statements ..................................................... 4


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

     MONY Life Insurance Company of America
     Policyholder Services
     100 Madison Street
     Syracuse, New York 13202
     1-800-487-6669
     www.axaonline.com

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip




























                                                                          x02869
                                                                          MLA-CM

Individual Flexible Payment
Variable Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2010 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, New York 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.


TABLE OF CONTENTS
Additional information about the Company                                     2
About our independent registered public accounting firm                      2
Sale of the Contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4

                                   Issued by
                        MONY America Variable Account A
                                      and
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                             New York, N.Y. 10104



                                                                          x02869
                                                                         MLOA-CM

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the Contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the MONY America Variable Account A and distributor of the Contracts. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the MONY America Variable Account A and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through MONY America Variable Account A in the following amounts during the periods indicated:



-------------------------------------------------------------------
                                         AGGREGATE AMOUNT OF
                                       COMMISSIONS RETAINED
                                        BY THE DISTRIBUTORS
                                      AFTER PAYMENTS TO THEIR
              AGGREGATE AMOUNT OF           REGISTERED
    FISCAL    COMMISSIONS PAID TO        PERSONS AND OTHER
     YEAR      THE DISTRIBUTORS*      SELLING BROKER-DEALERS
-------------------------------------------------------------------
     2007        $ 5,373,268                    N/A
     2008        $ 5,878,735                    N/A
     2009        $ 4,928,671                    N/A
-------------------------------------------------------------------



* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2007, 2008 and 2009, these payments were made to the Distributors.


Please see your Prospectus for detailed information regarding the distribution of the Contracts.


FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owner, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

A Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A contract owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled;
(e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,


2.   A required minimum distribution; or


3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY America Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY America Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of MONY America Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the Owner of the assets of MONY America Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.


FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account A
 Report of Independent Registered Public Accounting Firm.......                2
 Statements of Assets and Liabilities, December 31, 2009.......              F-3
 Statements of Operations for the Year Ended December
  31, 2009.....................................................             F-20
 Statements of Changes in Net Assets for the Years Ended
  December 31, 2009 and December 31, 2008......................             F-28
 Notes to Financial Statements.................................             F-41


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm.......              F-1
 Balance Sheets, December 31, 2009 and 2008....................              F-2
 Statements of Earnings (Loss), Years Ended December 31, 2009,
  2008 and 2007................................................              F-3
 Statements of Shareholder's Equity and Comprehensive Income
  (Loss), Years Ended December 31, 2009, 2008 and 2007.........              F-4
 Statements of Cash Flows, Years Ended December 31, 2009, 2008
  and 2007.....................................................              F-5
 Notes to Financial Statements.................................              F-6



                                     FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A listed in Note 1 at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

April 19, 2010

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                                               AIM V.I.
                                                             AIM V.I.           GLOBAL      AIM V.I.
                                                        FINANCIAL SERVICES   HEALTH CARE   TECHNOLOGY
                                                       -------------------- ------------- ------------
Assets:
Investments in shares of The Trusts, at fair value....      $1,043,960       $2,832,165    $1,246,200
Receivable for The Trusts shares sold.................              --               --           663
Receivable for policy-related transactions............           2,207            1,372            --
                                                            ----------       ----------    ----------
  Total assets........................................       1,046,167        2,833,537     1,246,863
                                                            ==========       ==========    ==========
Liabilities:
Payable for The Trusts shares purchased...............           2,202            1,372            --
Payable for policy-related transactions...............              --               --           663
                                                            ----------       ----------    ----------
  Total liabilities...................................           2,202            1,372           663
                                                            ----------       ----------    ----------
Net Assets............................................      $1,043,965       $2,832,165    $1,246,200
                                                            ==========       ==========    ==========
Net Assets:
Accumulation Units....................................       1,043,965        2,832,114     1,246,200
Retained by MONY America in Variable Account A........              --               51            --
                                                            ----------       ----------    ----------
Total net assets......................................      $1,043,965       $2,832,165    $1,246,200
                                                            ==========       ==========    ==========
Investments in shares of The Trusts, at cost..........      $1,844,429       $2,956,890    $1,142,663
The Trusts shares held respective Funds...............         204,698          178,460        94,481

                                                                            AXA           AXA              AXA
                                                          ALL ASSET     AGGRESSIVE   CONSERVATIVE   CONSERVATIVE-PLUS
                                                          ALLOCATION    ALLOCATION    ALLOCATION       ALLOCATION
                                                       --------------- ------------ -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value....  $168,045,734    $2,520,316    $4,264,106       $3,614,595
Receivable for The Trusts shares sold.................         7,886           104           162              148
Receivable for policy-related transactions............            --            --            --               --
                                                        ------------    ----------    ----------       ----------
  Total assets........................................   168,053,620     2,520,420     4,264,268        3,614,743
                                                        ============    ==========    ==========       ==========
Liabilities:
Payable for The Trusts shares purchased...............            --            --            --               --
Payable for policy-related transactions...............         7,886           104           162              148
                                                        ------------    ----------    ----------       ----------
  Total liabilities...................................         7,886           104           162              148
                                                        ------------    ----------    ----------       ----------
Net Assets............................................  $168,045,734    $2,520,316    $4,264,106       $3,614,595
                                                        ============    ==========    ==========       ==========
Net Assets:
Accumulation Units....................................   168,041,896     2,520,298     4,263,991        3,614,595
Retained by MONY America in Variable Account A........         3,838            18           115               --
                                                        ------------    ----------    ----------       ----------
Total net assets......................................  $168,045,734    $2,520,316    $4,264,106       $3,614,595
                                                        ============    ==========    ==========       ==========
Investments in shares of The Trusts, at cost..........  $216,595,623    $2,776,191    $4,305,569       $3,486,355
The Trusts shares held respective Funds...............    10,032,775       273,765       448,083          389,960

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            AXA MODERATE  AXA MODERATE-PLUS     DREYFUS STOCK
                                                             ALLOCATION       ALLOCATION      INDEX FUND, INC.
                                                           ------------- ------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $15,080,881       $8,799,275         $18,694,944
Receivable for The Trusts shares sold.....................          583               --              91,831
Receivable for policy-related transactions................           --              633                  --
                                                            -----------       ----------         -----------
  Total assets............................................   15,081,464        8,799,908          18,786,775
                                                            ===========       ==========         ===========
Liabilities:
Payable for The Trusts shares purchased...................           --              633                  --
Payable for policy-related transactions...................          583               --              91,831
                                                            -----------       ----------         -----------
  Total liabilities.......................................          583              633              91,831
                                                            -----------       ----------         -----------
Net Assets................................................  $15,080,881       $8,799,275         $18,694,944
                                                            ===========       ==========         ===========
Net Assets:
Accumulation Units........................................   15,080,711        8,799,190          18,684,929
Retained by MONY America in Variable Account A............          170               85              10,015
                                                            -----------       ----------         -----------
Total net assets..........................................  $15,080,881       $8,799,275         $18,694,944
                                                            ===========       ==========         ===========
Investments in shares of The Trusts, at cost..............  $15,093,603       $8,940,935         $19,650,320
The Trusts shares held respective Funds...................    1,185,443          907,375             710,564
-------
* Denotes multiple share classes held by the respective fund.
  Class A.................................................
  Class B.................................................

                                                            EQ/ALLIANCEBERNSTEIN      EQ/BLACKROCK      EQ/BOSTON ADVISORS
                                                              SMALL CAP GROWTH     BASIC VALUE EQUITY     EQUITY INCOME*
                                                           ---------------------- -------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........       $2,479,143            $10,189,923          $18,501,169
Receivable for The Trusts shares sold.....................               --                     --                2,018
Receivable for policy-related transactions................            2,396                  7,114                   --
                                                                 ----------            -----------          -----------
  Total assets............................................        2,481,539             10,197,037           18,503,187
                                                                 ==========            ===========          ===========
Liabilities:
Payable for The Trusts shares purchased...................            2,396                  7,114                   --
Payable for policy-related transactions...................               --                     --                2,018
                                                                 ----------            -----------          -----------
  Total liabilities.......................................            2,396                  7,114                2,018
                                                                 ----------            -----------          -----------
Net Assets................................................       $2,479,143            $10,189,923          $18,501,169
                                                                 ==========            ===========          ===========
Net Assets:
Accumulation Units........................................        2,479,088             10,189,747           18,500,587
Retained by MONY America in Variable Account A............               55                    176                  582
                                                                 ----------            -----------          -----------
Total net assets..........................................       $2,479,143            $10,189,923          $18,501,169
                                                                 ==========            ===========          ===========
Investments in shares of The Trusts, at cost..............       $2,972,188            $11,786,022          $24,909,958
The Trusts shares held respective Funds...................          201,069                826,095            3,972,849
-------
* Denotes multiple share classes held by the respective fund.
  Class A.................................................                                                       82,169
  Class B.................................................                                                    3,890,680

                                                            EQ/CALVERT SOCIALLY
                                                                RESPONSIBLE*
                                                           ---------------------
Assets:
Investments in shares of The Trusts, at fair value........       $2,231,412
Receivable for The Trusts shares sold.....................            9,734
Receivable for policy-related transactions................               --
                                                                 ----------
  Total assets............................................        2,241,146
                                                                 ==========
Liabilities:
Payable for The Trusts shares purchased...................               --
Payable for policy-related transactions...................            9,734
                                                                 ----------
  Total liabilities.......................................            9,734
                                                                 ----------
Net Assets................................................       $2,231,412
                                                                 ==========
Net Assets:
Accumulation Units........................................        2,231,360
Retained by MONY America in Variable Account A............               52
                                                                 ----------
Total net assets..........................................       $2,231,412
                                                                 ==========
Investments in shares of The Trusts, at cost..............       $2,621,820
The Trusts shares held respective Funds...................          346,138
-------
* Denotes multiple share classes held by the respective fund.
  Class A.................................................          247,952
  Class B.................................................           98,186

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                         EQ/CAPITAL
                                                          GUARDIAN    EQ/CORE BOND    EQ/EQUITY
                                                          RESEARCH        INDEX      GROWTH PLUS
                                                       ------------- -------------- -------------
Assets:
Investments in shares of The Trusts, at fair value....  $6,062,647    $70,353,028    $ 9,700,799
Receivable for The Trusts shares sold.................       4,586         37,454          7,820
Receivable for policy-related transactions............          --             --             --
                                                        ----------    -----------    -----------
  Total assets........................................   6,067,233     70,390,482      9,708,619
                                                        ==========    ===========    ===========
Liabilities:
Payable for The Trusts shares purchased...............          --             --             --
Payable for policy-related transactions...............       4,586         37,454          7,820
                                                        ----------    -----------    -----------
  Total liabilities...................................       4,586         37,454          7,820
                                                        ----------    -----------    -----------
Net Assets............................................  $6,062,647    $70,353,028    $ 9,700,799
                                                        ==========    ===========    ===========
Net Assets:
Accumulation Units....................................   6,062,453     70,346,262      9,699,130
Retained by MONY America in Variable Account A........         194          6,766          1,669
                                                        ----------    -----------    -----------
Total net assets......................................  $6,062,647    $70,353,028    $ 9,700,799
                                                        ==========    ===========    ===========
Investments in shares of The Trusts, at cost..........  $7,304,902    $77,698,607    $11,725,921
The Trusts shares held respective Funds...............     574,144      7,495,509        746,103

                                                          EQ/GAMCO        EQ/GAMCO       EQ/GLOBAL    EQ/INTERMEDIATE
                                                         MERGERS AND   SMALL COMPANY   MULTI-SECTOR      GOVERNMENT
                                                        ACQUISITIONS       VALUE          EQUITY         BOND INDEX
                                                       -------------- --------------- -------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value....   $5,292,724    $135,848,968    $ 8,841,463      $34,718,780
Receivable for The Trusts shares sold.................           --          81,284          4,127           22,153
Receivable for policy-related transactions............        5,394              --             --               --
                                                         ----------    ------------    -----------      -----------
  Total assets........................................    5,298,118     135,930,252      8,845,590       34,740,933
                                                         ==========    ============    ===========      ===========
Liabilities:
Payable for The Trusts shares purchased...............        5,394              --             --               --
Payable for policy-related transactions...............           --          81,284          4,127           22,153
                                                         ----------    ------------    -----------      -----------
  Total liabilities...................................        5,394          81,284          4,127           22,153
                                                         ----------    ------------    -----------      -----------
Net Assets............................................   $5,292,724    $135,848,968    $ 8,841,463      $34,718,780
                                                         ==========    ============    ===========      ===========
Net Assets:
Accumulation Units....................................    5,292,610     135,840,493      8,832,309       34,718,181
Retained by MONY America in Variable Account A........          114           8,475          9,154              599
                                                         ----------    ------------    -----------      -----------
Total net assets......................................   $5,292,724    $135,848,968    $ 8,841,463      $34,718,780
                                                         ==========    ============    ===========      ===========
Investments in shares of The Trusts, at cost..........   $5,492,675    $119,546,386    $12,051,231      $36,070,712
The Trusts shares held respective Funds...............      453,789       4,595,481        779,729        3,618,429

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                          EQ/LORD ABBETT
                                                        EQ/INTERNATIONAL   EQ/LARGE CAP     GROWTH AND
                                                             GROWTH         VALUE PLUS        INCOME
                                                       ------------------ -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value....     $16,270,525      $5,743,739     $20,097,648
Receivable for The Trusts shares sold.................           6,251             102          42,722
Receivable for policy-related transactions............              --              --              --
                                                           -----------      ----------     -----------
  Total assets........................................      16,276,776       5,743,841      20,140,370
                                                           ===========      ==========     ===========
Liabilities:
Payable for The Trusts shares purchased...............              --              --              --
Payable for policy-related transactions...............           6,251             102          42,722
                                                           -----------      ----------     -----------
  Total liabilities...................................           6,251             102          42,722
                                                           -----------      ----------     -----------
Net Assets............................................     $16,270,525      $5,743,739     $20,097,648
                                                           ===========      ==========     ===========
Net Assets:
Accumulation Units....................................      16,270,195       5,743,623      20,096,861
Retained by MONY America in Variable Account A........             330             116             787
                                                           -----------      ----------     -----------
Total net assets......................................     $16,270,525      $5,743,739     $20,097,648
                                                           ===========      ==========     ===========
Investments in shares of The Trusts, at cost..........     $17,059,117      $8,997,893     $24,805,058
The Trusts shares held respective Funds...............       2,854,267         627,924       2,274,829

                                                                                                     EQ/MONTAG &
                                                         EQ/MID CAP     EQ/MID CAP      EQ/MONEY       CALDWELL
                                                            INDEX       VALUE PLUS       MARKET         GROWTH
                                                       -------------- -------------- -------------- -------------
Assets:
Investments in shares of The Trusts, at fair value....  $13,735,732    $28,330,884    $59,525,166    $72,674,373
Receivable for The Trusts shares sold.................       11,868         20,136        370,974         64,080
Receivable for policy-related transactions............           --             --             --             --
                                                        -----------    -----------    -----------    -----------
  Total assets........................................   13,747,600     28,351,020     59,896,140     72,738,453
                                                        ===========    ===========    ===========    ===========
Liabilities:
Payable for The Trusts shares purchased...............           --             --             --             --
Payable for policy-related transactions...............       11,868         20,136        370,978         64,080
                                                        -----------    -----------    -----------    -----------
  Total liabilities...................................       11,868         20,136        370,978         64,080
                                                        -----------    -----------    -----------    -----------
Net Assets............................................  $13,735,732    $28,330,884    $59,525,162    $72,674,373
                                                        ===========    ===========    ===========    ===========
Net Assets:
Accumulation Units....................................   13,735,547     28,318,547     59,505,235     72,670,125
Retained by MONY America in Variable Account A........          185         12,337         19,927          4,248
                                                        -----------    -----------    -----------    -----------
Total net assets......................................  $13,735,732    $28,330,884    $59,525,162    $72,674,373
                                                        ===========    ===========    ===========    ===========
Investments in shares of The Trusts, at cost..........  $18,641,903    $40,336,210    $59,501,931    $82,272,050
The Trusts shares held respective Funds...............    2,036,913      3,418,552     59,493,944     12,776,030

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                          EQ/PIMCO
                                                        ULTRA SHORT    EQ/QUALITY    EQ/SMALL COMPANY
                                                            BOND        BOND PLUS          INDEX
                                                       ------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value....  $21,201,905   $19,160,006       $4,944,582
Receivable for The Trusts shares sold.................       44,407         8,068            1,812
Receivable for policy-related transactions............           --            --               --
                                                        -----------   -----------       ----------
  Total assets........................................   21,246,312    19,168,074        4,946,394
                                                        ===========   ===========       ==========
Liabilities:
Payable for The Trusts shares purchased...............           --            --               --
Payable for policy-related transactions...............       44,407         8,068            1,812
                                                        -----------   -----------       ----------
  Total liabilities...................................       44,407         8,068            1,812
                                                        -----------   -----------       ----------
Net Assets............................................  $21,201,905   $19,160,006       $4,944,582
                                                        ===========   ===========       ==========
Net Assets:
Accumulation Units....................................   21,201,162    19,093,534        4,944,495
Retained by MONY America in Variable Account A........          743        66,472               87
                                                        -----------   -----------       ----------
Total net assets......................................  $21,201,905   $19,160,006       $4,944,582
                                                        ===========   ===========       ==========
Investments in shares of The Trusts, at cost..........  $22,081,211   $19,604,132       $6,436,754
The Trusts shares held respective Funds...............    2,140,038     2,134,171          586,502

                                                                              EQ/UBS      EQ/VAN KAMPEN
                                                        EQ/T. ROWE PRICE      GROWTH         MID CAP      FIDELITY VIP
                                                          GROWTH STOCK      AND INCOME        GROWTH      CONTRAFUND(R)
                                                       ------------------ -------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value....     $43,219,825     $29,159,933     $16,329,712    $27,984,976
Receivable for The Trusts shares sold.................          20,910          36,387           1,351         22,059
Receivable for policy-related transactions............              --              --              --             --
                                                           -----------     -----------     -----------    -----------
  Total assets........................................      43,240,735      29,196,320      16,331,063     28,007,035
                                                           ===========     ===========     ===========    ===========
Liabilities:
Payable for The Trusts shares purchased...............              --              --              --             --
Payable for policy-related transactions...............          20,910          36,387           1,351         22,059
                                                           -----------     -----------     -----------    -----------
  Total liabilities...................................          20,910          36,387           1,351         22,059
                                                           -----------     -----------     -----------    -----------
Net Assets............................................     $43,219,825     $29,159,933     $16,329,712    $27,984,976
                                                           ===========     ===========     ===========    ===========
Net Assets:
Accumulation Units....................................      43,218,857      29,159,118      16,329,296     27,984,168
Retained by MONY America in Variable Account A........             968             815             416            808
                                                           -----------     -----------     -----------    -----------
Total net assets......................................     $43,219,825     $29,159,933     $16,329,712    $27,984,976
                                                           ===========     ===========     ===========    ===========
Investments in shares of The Trusts, at cost..........     $47,687,262     $29,784,267     $17,645,489    $37,366,793
The Trusts shares held respective Funds...............       2,445,463       5,500,522       1,248,593      1,361,799

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              FRANKLIN         FRANKLIN
                                                               INCOME      RISING DIVIDENDS   FRANKLIN ZERO
                                                             SECURITIES       SECURITIES       COUPON 2010
                                                           -------------- ------------------ ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $35,773,521       $6,249,703        $3,376,757
Receivable for The Trusts shares sold.....................           --            1,510                30
Receivable for policy-related transactions................        1,673               --                --
                                                            -----------       ----------        ----------
  Total assets............................................   35,775,194        6,251,213         3,376,787
                                                            ===========       ==========        ==========
Liabilities:
Payable for The Trusts shares purchased...................        1,673               --                --
Payable for policy-related transactions...................           --            1,510                30
                                                            -----------       ----------        ----------
  Total liabilities.......................................        1,673            1,510                30
                                                            -----------       ----------        ----------
Net Assets................................................  $35,773,521       $6,249,703        $3,376,757
                                                            ===========       ==========        ==========
Net Assets:
Accumulation Units........................................   35,772,493        6,249,569         3,376,604
Retained by MONY America in Variable Account A............        1,028              134               153
                                                            -----------       ----------        ----------
Total net assets..........................................  $35,773,521       $6,249,703        $3,376,757
                                                            ===========       ==========        ==========
Investments in shares of The Trusts, at cost..............  $40,156,736       $7,478,130        $3,448,396
The Trusts shares held respective Funds...................    2,533,535          394,054           211,975
-------
* Denotes multiple share classes held by the respective fund.
  Institutional...........................................
  Service.................................................

                                                            JANUS ASPEN SERIES   JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                                 BALANCED            ENTERPRISE             FORTY*
                                                           -------------------- -------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........      $21,344,552          $12,354,455          $24,664,651
Receivable for The Trusts shares sold.....................           10,550                2,850                4,595
Receivable for policy-related transactions................               --                   --                  989
                                                                -----------          -----------          -----------
  Total assets............................................       21,355,102           12,357,305           24,670,235
                                                                ===========          ===========          ===========
Liabilities:
Payable for The Trusts shares purchased...................               --                   --                  989
Payable for policy-related transactions...................           10,550                2,850                4,595
                                                                -----------          -----------          -----------
  Total liabilities.......................................           10,550                2,850                5,584
                                                                -----------          -----------          -----------
Net Assets................................................      $21,344,552          $12,354,455          $24,664,651
                                                                ===========          ===========          ===========
Net Assets:
Accumulation Units........................................       21,344,207           12,354,261           24,664,163
Retained by MONY America in Variable Account A............              345                  194                  488
                                                                -----------          -----------          -----------
Total net assets..........................................      $21,344,552          $12,354,455          $24,664,651
                                                                ===========          ===========          ===========
Investments in shares of The Trusts, at cost..............      $19,901,010          $14,114,983          $22,612,807
The Trusts shares held respective Funds...................          794,068              401,249              737,628
-------
* Denotes multiple share classes held by the respective fund.
  Institutional...........................................                                                    459,408
  Service.................................................                                                    278,220


                                                            JANUS ASPEN SERIES
                                                                 OVERSEAS
                                                           -------------------
Assets:
Investments in shares of The Trusts, at fair value........     $27,253,143
Receivable for The Trusts shares sold.....................           7,985
Receivable for policy-related transactions................              --
                                                               -----------
  Total assets............................................      27,261,128
                                                               ===========
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................           7,985
                                                               -----------
  Total liabilities.......................................           7,985
                                                               -----------
Net Assets................................................     $27,253,143
                                                               ===========
Net Assets:
Accumulation Units........................................      27,252,726
Retained by MONY America in Variable Account A............             417
                                                               -----------
Total net assets..........................................     $27,253,143
                                                               ===========
Investments in shares of The Trusts, at cost..............     $26,138,668
The Trusts shares held respective Funds...................         604,551
-------
*  Denotes multiple share classes held by the respective fund.
 Institutional............................................
 Service..................................................

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                MULTIMANAGER
                                                        JANUS ASPEN SERIES   MFS(R) UTILITIES   MULTI-SECTOR
                                                             WORLDWIDE            SERIES            BOND
                                                       -------------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value....      $12,075,617         $7,955,400      $ 9,048,924
Receivable for The Trusts shares sold.................            5,839                 --            6,466
Receivable for policy-related transactions............               --              2,150               --
                                                            -----------         ----------      -----------
  Total assets........................................       12,081,456          7,957,550        9,055,390
                                                            ===========         ==========      ===========
Liabilities:
Payable for The Trusts shares purchased...............               --              2,150               --
Payable for policy-related transactions...............            5,839                 --            6,466
                                                            -----------         ----------      -----------
  Total liabilities...................................            5,839              2,150            6,466
                                                            -----------         ----------      -----------
Net Assets............................................      $12,075,617         $7,955,400      $ 9,048,924
                                                            ===========         ==========      ===========
Net Assets:
Accumulation Units....................................       12,075,300          7,955,241        9,048,778
Retained by MONY America in Variable Account A........              317                159              146
                                                            -----------         ----------      -----------
Total net assets......................................      $12,075,617         $7,955,400      $ 9,048,924
                                                            ===========         ==========      ===========
Investments in shares of The Trusts, at cost..........      $13,776,342         $9,563,414      $11,742,512
The Trusts shares held respective Funds...............          461,254            347,094        2,418,853

                                                        MULTIMANAGER      OPPENHEIMER         PIMCO
                                                          SMALL CAP    GLOBAL SECURITIES   GLOBAL BOND   PROFUND VP
                                                           GROWTH           FUND/VA         (UNHEDGED)      BEAR
                                                       -------------- ------------------- ------------- -----------
Assets:
Investments in shares of The Trusts, at fair value....  $18,482,859       $16,465,278      $16,189,066   $536,922
Receivable for The Trusts shares sold.................       12,514            43,623           18,690         --
Receivable for policy-related transactions............           --                --               --      4,681
                                                        -----------       -----------      -----------   --------
  Total assets........................................   18,495,373        16,508,901       16,207,756    541,603
                                                        ===========       ===========      ===========   ========
Liabilities:
Payable for The Trusts shares purchased...............           --                --               --      4,681
Payable for policy-related transactions...............       12,514            43,623           18,690         --
                                                        -----------       -----------      -----------   --------
  Total liabilities...................................       12,514            43,623           18,690      4,681
                                                        -----------       -----------      -----------   --------
Net Assets............................................  $18,482,859       $16,465,278      $16,189,066   $536,922
                                                        ===========       ===========      ===========   ========
Net Assets:
Accumulation Units....................................   18,482,166        16,464,701       16,175,137    536,899
Retained by MONY America in Variable Account A........          693               577           13,929         23
                                                        -----------       -----------      -----------   --------
Total net assets......................................  $18,482,859       $16,465,278      $16,189,066   $536,922
                                                        ===========       ===========      ===========   ========
Investments in shares of The Trusts, at cost..........  $21,311,050       $19,054,672      $16,241,215   $659,444
The Trusts shares held respective Funds...............    2,672,718           626,533        1,272,725     21,668

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                                                                             THE UNIVERSAL
                                                           PROFUND VP                        INSTITUTIONAL
                                                          RISING RATES     PROFUND VP         FUNDS, INC.
                                                           OPPORTUNITY     ULTRA BULL     GLOBAL VALUE EQUITY
                                                         --------------   ------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value....     $4,745,126      $3,375,961          $2,738,294
Receivable for The Trusts shares sold.................            170           4,930                  46
Receivable for policy-related transactions............             --              --                  --
                                                           ----------      ----------          ----------
  Total assets........................................      4,745,296       3,380,891           2,738,340
                                                           ==========      ==========          ==========
Liabilities:
Payable for The Trusts shares purchased...............             --              --                  --
Payable for policy-related transactions...............            170           4,930                  46
                                                           ----------      ----------          ----------
  Total liabilities...................................            170           4,930                  46
                                                           ----------      ----------          ----------
Net Assets............................................     $4,745,126      $3,375,961          $2,738,294
                                                           ==========      ==========          ==========
Net Assets:
Accumulation Units....................................      4,745,074       3,375,929           2,737,927
Retained by MONY America in Variable Account A........             52              32                 367
                                                           ----------      ----------          ----------
Total net assets......................................     $4,745,126      $3,375,961          $2,738,294
                                                           ==========      ==========          ==========
Investments in shares of The Trusts, at cost..........     $6,810,617      $3,968,071          $3,861,971
The Trusts shares held respective Funds...............        332,059         351,297             378,217

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                       Contract                                Units
                                       charges   Share Class   Unit Value   Outstanding
                                      --------- ------------- ------------ ------------
AIM V.I. FINANCIAL SERVICES........      1.20%     SERIES I     $  5.23        47,906
AIM V.I. FINANCIAL SERVICES........      1.45%     SERIES I     $  6.20            --
AIM V.I. FINANCIAL SERVICES........      1.50%     SERIES I     $  6.18            --
AIM V.I. FINANCIAL SERVICES........      1.70%     SERIES I     $  5.27        74,595
AIM V.I. FINANCIAL SERVICES........      1.95%     SERIES I     $  5.71            --
AIM V.I. FINANCIAL SERVICES........      2.00%     SERIES I     $  5.69           125
AIM V.I. FINANCIAL SERVICES........      2.35%     SERIES I     $  5.12        78,034
AIM V.I. FINANCIAL SERVICES........      2.80%     SERIES I     $  5.40            --
AIM V.I. FINANCIAL SERVICES........      2.85%     SERIES I     $  5.38            --

AIM V.I. GLOBAL HEALTH CARE........      1.20%     SERIES I     $ 11.90        70,804
AIM V.I. GLOBAL HEALTH CARE........      1.45%     SERIES I     $ 12.91            57
AIM V.I. GLOBAL HEALTH CARE........      1.50%     SERIES I     $ 12.86            --
AIM V.I. GLOBAL HEALTH CARE........      1.70%     SERIES I     $ 11.45        85,498
AIM V.I. GLOBAL HEALTH CARE........      1.95%     SERIES I     $ 12.89           242
AIM V.I. GLOBAL HEALTH CARE........      2.00%     SERIES I     $ 12.85           288
AIM V.I. GLOBAL HEALTH CARE........      2.35%     SERIES I     $ 10.78        92,452
AIM V.I. GLOBAL HEALTH CARE........      2.80%     SERIES I     $ 12.19            --
AIM V.I. GLOBAL HEALTH CARE........      2.85%     SERIES I     $ 12.15           567

AIM V.I. TECHNOLOGY................      1.20%     SERIES I     $  8.37        53,831
AIM V.I. TECHNOLOGY................      1.45%     SERIES I     $ 13.96         2,539
AIM V.I. TECHNOLOGY................      1.50%     SERIES I     $ 13.91         1,298
AIM V.I. TECHNOLOGY................      1.70%     SERIES I     $  8.11        56,851
AIM V.I. TECHNOLOGY................      1.95%     SERIES I     $ 12.33            --
AIM V.I. TECHNOLOGY................      2.00%     SERIES I     $ 12.29         1,464
AIM V.I. TECHNOLOGY................      2.35%     SERIES I     $  8.54        30,791
AIM V.I. TECHNOLOGY................      2.80%     SERIES I     $ 11.66            --
AIM V.I. TECHNOLOGY................      2.85%     SERIES I     $ 11.62            --

ALL ASSET ALLOCATION...............      1.20%        B         $ 10.01       402,599
ALL ASSET ALLOCATION...............      1.25%        B         $ 53.06     2,430,516
ALL ASSET ALLOCATION...............      1.35%        B         $  9.32     3,190,836
ALL ASSET ALLOCATION...............      1.45%        B         $ 12.77           585
ALL ASSET ALLOCATION...............      1.50%        B         $ 12.73           334
ALL ASSET ALLOCATION...............      1.70%        B         $ 10.05       348,568
ALL ASSET ALLOCATION...............      1.95%        B         $ 11.60           267
ALL ASSET ALLOCATION...............      2.00%        B         $ 11.56         9,733
ALL ASSET ALLOCATION...............      2.35%        B         $  9.63       174,411
ALL ASSET ALLOCATION...............      2.80%        B         $ 10.96            --
ALL ASSET ALLOCATION...............      2.85%        B         $ 10.92            --

AXA AGGRESSIVE ALLOCATION..........      1.20%        B         $  7.57        87,195
AXA AGGRESSIVE ALLOCATION..........      1.25%        B         $  7.56        22,846
AXA AGGRESSIVE ALLOCATION..........      1.35%        B         $  7.54       109,441
AXA AGGRESSIVE ALLOCATION..........      1.45%        B         $  7.52            --
AXA AGGRESSIVE ALLOCATION..........      1.50%        B         $  7.51            --
AXA AGGRESSIVE ALLOCATION..........      1.70%        B         $  7.47        78,989
AXA AGGRESSIVE ALLOCATION..........      1.95%        B         $  7.42            --
AXA AGGRESSIVE ALLOCATION..........      2.00%        B         $  7.41            --
AXA AGGRESSIVE ALLOCATION..........      2.35%        B         $  7.35        37,046
AXA AGGRESSIVE ALLOCATION..........      2.80%        B         $  7.26            --
AXA AGGRESSIVE ALLOCATION..........      2.85%        B         $  7.25            --

AXA CONSERVATIVE ALLOCATION........      1.20%        B         $  9.87       117,841
AXA CONSERVATIVE ALLOCATION........      1.25%        B         $  9.86        59,815
AXA CONSERVATIVE ALLOCATION........      1.35%        B         $  9.84       178,106
AXA CONSERVATIVE ALLOCATION........      1.45%        B         $  9.81            --
AXA CONSERVATIVE ALLOCATION........      1.50%        B         $  9.80            --
AXA CONSERVATIVE ALLOCATION........      1.70%        B         $  9.75        60,616
AXA CONSERVATIVE ALLOCATION........      1.95%        B         $  9.69            --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract                                Units
                                                charges   Share Class   Unit Value   Outstanding
                                               --------- ------------- ------------ ------------
AXA CONSERVATIVE ALLOCATION.................      2.00%        B         $  9.67            --
AXA CONSERVATIVE ALLOCATION.................      2.35%        B         $  9.59        17,467
AXA CONSERVATIVE ALLOCATION.................      2.80%        B         $  9.48            --
AXA CONSERVATIVE ALLOCATION.................      2.85%        B         $  9.47            --

AXA CONSERVATIVE-PLUS ALLOCATION............      1.20%        B         $  9.20       125,851
AXA CONSERVATIVE-PLUS ALLOCATION............      1.25%        B         $  9.18        20,567
AXA CONSERVATIVE-PLUS ALLOCATION............      1.35%        B         $  9.16       158,842
AXA CONSERVATIVE-PLUS ALLOCATION............      1.45%        B         $  9.14            --
AXA CONSERVATIVE-PLUS ALLOCATION............      1.50%        B         $  9.12            --
AXA CONSERVATIVE-PLUS ALLOCATION............      1.70%        B         $  9.08        61,986
AXA CONSERVATIVE-PLUS ALLOCATION............      1.95%        B         $  9.02            --
AXA CONSERVATIVE-PLUS ALLOCATION............      2.00%        B         $  9.01            --
AXA CONSERVATIVE-PLUS ALLOCATION............      2.35%        B         $  8.93        28,089
AXA CONSERVATIVE-PLUS ALLOCATION............      2.80%        B         $  8.83            --
AXA CONSERVATIVE-PLUS ALLOCATION............      2.85%        B         $  8.81            --

AXA MODERATE ALLOCATION.....................      1.20%        B         $  8.81       535,669
AXA MODERATE ALLOCATION.....................      1.25%        B         $  8.80        88,812
AXA MODERATE ALLOCATION.....................      1.35%        B         $  8.78       476,016
AXA MODERATE ALLOCATION.....................      1.45%        B         $  8.76            --
AXA MODERATE ALLOCATION.....................      1.50%        B         $  8.74            --
AXA MODERATE ALLOCATION.....................      1.70%        B         $  8.70       473,846
AXA MODERATE ALLOCATION.....................      1.95%        B         $  8.64            --
AXA MODERATE ALLOCATION.....................      2.00%        B         $  8.63         5,673
AXA MODERATE ALLOCATION.....................      2.35%        B         $  8.56       143,749
AXA MODERATE ALLOCATION.....................      2.80%        B         $  8.46            --
AXA MODERATE ALLOCATION.....................      2.85%        B         $  8.45            --

AXA MODERATE-PLUS ALLOCATION................      1.20%        B         $  8.24       288,764
AXA MODERATE-PLUS ALLOCATION................      1.25%        B         $  8.23        60,978
AXA MODERATE-PLUS ALLOCATION................      1.35%        B         $  8.20       293,026
AXA MODERATE-PLUS ALLOCATION................      1.45%        B         $  8.18         2,960
AXA MODERATE-PLUS ALLOCATION................      1.50%        B         $  8.17            --
AXA MODERATE-PLUS ALLOCATION................      1.70%        B         $  8.13       332,932
AXA MODERATE-PLUS ALLOCATION................      1.95%        B         $  8.08            --
AXA MODERATE-PLUS ALLOCATION................      2.00%        B         $  8.07            --
AXA MODERATE-PLUS ALLOCATION................      2.35%        B         $  8.00        98,028
AXA MODERATE-PLUS ALLOCATION................      2.80%        B         $  7.90            --
AXA MODERATE-PLUS ALLOCATION................      2.85%        B         $  7.89            --

DREYFUS STOCK INDEX FUND, INC...............      1.35%     INITIAL      $  8.27     2,258,134

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%        A         $  9.19        92,448
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.45%        A         $ 12.69         2,673
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.50%        A         $ 12.65            --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.70%        A         $  9.22        85,165
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.95%        A         $ 11.63            --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      2.00%        A         $ 11.59            --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      2.35%        A         $  8.93        90,660
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      2.80%        A         $ 10.99           128
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      2.85%        A         $ 10.96            --

EQ/BLACKROCK BASIC VALUE EQUITY.............      1.20%        B         $  9.84       304,903
EQ/BLACKROCK BASIC VALUE EQUITY.............      1.35%        B         $  9.81       245,928
EQ/BLACKROCK BASIC VALUE EQUITY.............      1.45%        B         $  9.82           138
EQ/BLACKROCK BASIC VALUE EQUITY.............      1.50%        B         $  9.80         2,206
EQ/BLACKROCK BASIC VALUE EQUITY.............      1.70%        B         $  9.63       285,518
EQ/BLACKROCK BASIC VALUE EQUITY.............      1.95%        B         $  9.61           858
EQ/BLACKROCK BASIC VALUE EQUITY.............      2.00%        B         $  9.59           323
EQ/BLACKROCK BASIC VALUE EQUITY.............      2.35%        B         $  9.37       208,484

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract                                Units
                                             charges   Share Class   Unit Value   Outstanding
                                            --------- ------------- ------------ ------------
EQ/BLACKROCK BASIC VALUE EQUITY..........      2.80%        B         $  9.27         3,630
EQ/BLACKROCK BASIC VALUE EQUITY..........      2.85%        B         $  9.25           640

EQ/BOSTON ADVISORS EQUITY INCOME.........      1.25%        A         $  8.80        43,374
EQ/BOSTON ADVISORS EQUITY INCOME.........      1.20%        B         $ 11.37       273,942
EQ/BOSTON ADVISORS EQUITY INCOME.........      1.35%        B         $ 10.91       866,996
EQ/BOSTON ADVISORS EQUITY INCOME.........      1.45%        B         $ 13.19           898
EQ/BOSTON ADVISORS EQUITY INCOME.........      1.50%        B         $ 13.14           713
EQ/BOSTON ADVISORS EQUITY INCOME.........      1.70%        B         $ 10.21       280,823
EQ/BOSTON ADVISORS EQUITY INCOME.........      1.95%        B         $ 12.22           100
EQ/BOSTON ADVISORS EQUITY INCOME.........      2.00%        B         $ 12.18           706
EQ/BOSTON ADVISORS EQUITY INCOME.........      2.35%        B         $  9.70       270,840
EQ/BOSTON ADVISORS EQUITY INCOME.........      2.80%        B         $ 11.55         1,523
EQ/BOSTON ADVISORS EQUITY INCOME.........      2.85%        B         $ 11.51            --

EQ/CALVERT SOCIALLY RESPONSIBLE..........      1.35%        A         $  6.07       264,142
EQ/CALVERT SOCIALLY RESPONSIBLE..........      1.20%        B         $  8.39        34,661
EQ/CALVERT SOCIALLY RESPONSIBLE..........      1.45%        B         $  8.43            --
EQ/CALVERT SOCIALLY RESPONSIBLE..........      1.50%        B         $  8.41            --
EQ/CALVERT SOCIALLY RESPONSIBLE..........      1.70%        B         $  8.21        26,052
EQ/CALVERT SOCIALLY RESPONSIBLE..........      1.95%        B         $  8.25            --
EQ/CALVERT SOCIALLY RESPONSIBLE..........      2.00%        B         $  8.23           107
EQ/CALVERT SOCIALLY RESPONSIBLE..........      2.35%        B         $  7.99        15,293
EQ/CALVERT SOCIALLY RESPONSIBLE..........      2.80%        B         $  7.95            --
EQ/CALVERT SOCIALLY RESPONSIBLE..........      2.85%        B         $  7.93            --

EQ/CAPITAL GUARDIAN RESEARCH.............      1.20%        A         $ 11.80        90,905
EQ/CAPITAL GUARDIAN RESEARCH.............      1.25%        A         $  8.99        90,346
EQ/CAPITAL GUARDIAN RESEARCH.............      1.35%        A         $  7.52       346,955
EQ/CAPITAL GUARDIAN RESEARCH.............      1.45%        A         $ 11.94           679
EQ/CAPITAL GUARDIAN RESEARCH.............      1.50%        A         $ 11.90           762
EQ/CAPITAL GUARDIAN RESEARCH.............      1.70%        A         $ 10.92        75,986
EQ/CAPITAL GUARDIAN RESEARCH.............      1.95%        A         $ 11.21            --
EQ/CAPITAL GUARDIAN RESEARCH.............      2.00%        A         $ 11.17           450
EQ/CAPITAL GUARDIAN RESEARCH.............      2.35%        A         $ 10.35        68,895
EQ/CAPITAL GUARDIAN RESEARCH.............      2.80%        A         $ 10.59           321
EQ/CAPITAL GUARDIAN RESEARCH.............      2.85%        A         $ 10.56            --

EQ/CORE BOND INDEX.......................      1.20%        A         $ 12.68     1,005,876
EQ/CORE BOND INDEX.......................      1.25%        A         $ 10.09     1,216,542
EQ/CORE BOND INDEX.......................      1.35%        A         $ 12.18     2,064,117
EQ/CORE BOND INDEX.......................      1.45%        A         $ 11.18        18,500
EQ/CORE BOND INDEX.......................      1.50%        A         $ 11.14         9,935
EQ/CORE BOND INDEX.......................      1.70%        A         $ 12.20     1,006,718
EQ/CORE BOND INDEX.......................      1.95%        A         $ 10.00         1,079
EQ/CORE BOND INDEX.......................      2.00%        A         $  9.97         2,003
EQ/CORE BOND INDEX.......................      2.35%        A         $ 11.55       645,684
EQ/CORE BOND INDEX.......................      2.80%        A         $  9.45         8,458
EQ/CORE BOND INDEX.......................      2.85%        A         $  9.42            --

EQ/EQUITY GROWTH PLUS....................      1.35%        B         $  9.54     1,015,952

EQ/GAMCO MERGERS AND ACQUISITIONS........      1.20%        B         $ 12.61        65,571
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.35%        B         $ 12.91       181,250
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.45%        B         $ 12.91         2,647
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.50%        B         $ 12.87            --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.70%        B         $ 12.60        85,065
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.95%        B         $ 12.32            --
EQ/GAMCO MERGERS AND ACQUISITIONS........      2.00%        B         $ 12.28           181
EQ/GAMCO MERGERS AND ACQUISITIONS........      2.35%        B         $ 11.60        87,045
EQ/GAMCO MERGERS AND ACQUISITIONS........      2.80%        B         $ 11.65           680
EQ/GAMCO MERGERS AND ACQUISITIONS........      2.85%        B         $ 11.61            --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract                                Units
                                                charges   Share Class   Unit Value   Outstanding
                                               --------- ------------- ------------ ------------
EQ/GAMCO SMALL COMPANY VALUE................      1.20%        B         $ 18.73       559,452
EQ/GAMCO SMALL COMPANY VALUE................      1.25%        B         $ 95.54       647,639
EQ/GAMCO SMALL COMPANY VALUE................      1.35%        B         $ 24.45     1,863,329
EQ/GAMCO SMALL COMPANY VALUE................      1.45%        B         $ 21.19         8,028
EQ/GAMCO SMALL COMPANY VALUE................      1.50%        B         $ 21.11         1,037
EQ/GAMCO SMALL COMPANY VALUE................      1.70%        B         $ 17.89       600,662
EQ/GAMCO SMALL COMPANY VALUE................      1.95%        B         $ 18.03           533
EQ/GAMCO SMALL COMPANY VALUE................      2.00%        B         $ 17.97           645
EQ/GAMCO SMALL COMPANY VALUE................      2.35%        B         $ 17.20       404,191
EQ/GAMCO SMALL COMPANY VALUE................      2.80%        B         $ 17.04         1,204
EQ/GAMCO SMALL COMPANY VALUE................      2.85%        B         $ 16.98            --

EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%        A         $ 23.22       138,077
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.45%        A         $ 29.73         1,130
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.50%        A         $ 29.62           987
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.70%        A         $ 23.23       131,751
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.95%        A         $ 26.26            25
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.00%        A         $ 26.17         1,787
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.35%        A         $ 22.48       108,954
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.80%        A         $ 24.82           255
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.85%        A         $ 24.73            --

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%        A         $ 11.73       631,723
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.25%        A         $ 16.77       221,812
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.35%        A         $ 13.19       946,198
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.45%        A         $ 11.12        13,320
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.50%        A         $ 11.08        13,464
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.70%        A         $ 11.29       549,968
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.95%        A         $ 10.60         1,016
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      2.00%        A         $ 10.56         2,041
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      2.35%        A         $ 10.73       421,835
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      2.80%        A         $ 10.02         4,520
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      2.85%        A         $  9.98            --

EQ/INTERNATIONAL GROWTH.....................      1.25%        B         $ 16.34       474,763
EQ/INTERNATIONAL GROWTH.....................      1.35%        B         $ 11.61       733,386

EQ/LARGE CAP VALUE PLUS.....................      1.20%        A         $  7.95        95,155
EQ/LARGE CAP VALUE PLUS.....................      1.25%        A         $ 47.11        82,061
EQ/LARGE CAP VALUE PLUS.....................      1.45%        A         $ 10.76           148
EQ/LARGE CAP VALUE PLUS.....................      1.50%        A         $ 10.73         1,119
EQ/LARGE CAP VALUE PLUS.....................      1.70%        A         $  7.68        67,764
EQ/LARGE CAP VALUE PLUS.....................      1.95%        A         $ 10.01            --
EQ/LARGE CAP VALUE PLUS.....................      2.00%        A         $  9.98            --
EQ/LARGE CAP VALUE PLUS.....................      2.35%        A         $  7.61        76,434
EQ/LARGE CAP VALUE PLUS.....................      2.80%        A         $  9.46           650
EQ/LARGE CAP VALUE PLUS.....................      2.85%        A         $  9.43            --

EQ/LORD ABBETT GROWTH AND INCOME............      1.20%        A         $ 10.67       587,034
EQ/LORD ABBETT GROWTH AND INCOME............      1.35%        A         $ 10.40       448,092
EQ/LORD ABBETT GROWTH AND INCOME............      1.45%        A         $ 12.96        11,326
EQ/LORD ABBETT GROWTH AND INCOME............      1.50%        A         $ 12.92         2,166
EQ/LORD ABBETT GROWTH AND INCOME............      1.70%        A         $ 10.28       525,039
EQ/LORD ABBETT GROWTH AND INCOME............      1.95%        A         $ 11.34         1,048
EQ/LORD ABBETT GROWTH AND INCOME............      2.00%        A         $ 11.30         1,399
EQ/LORD ABBETT GROWTH AND INCOME............      2.35%        A         $  9.52       374,126
EQ/LORD ABBETT GROWTH AND INCOME............      2.80%        A         $ 10.72         1,515
EQ/LORD ABBETT GROWTH AND INCOME............      2.85%        A         $ 10.68            --

EQ/MID CAP INDEX............................      1.20%        A         $ 11.50       398,495
EQ/MID CAP INDEX............................      1.35%        A         $ 11.34        72,187
EQ/MID CAP INDEX............................      1.45%        A         $ 13.43         2,342

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                       Contract                                Units
                                       charges   Share Class   Unit Value   Outstanding
                                      --------- ------------- ------------ ------------
EQ/MID CAP INDEX...................      1.50%        A         $ 13.38         3,032
EQ/MID CAP INDEX...................      1.70%        A         $ 10.94       386,610
EQ/MID CAP INDEX...................      1.95%        A         $ 11.77           115
EQ/MID CAP INDEX...................      2.00%        A         $ 11.73         1,390
EQ/MID CAP INDEX...................      2.35%        A         $ 10.51       379,519
EQ/MID CAP INDEX...................      2.80%        A         $ 11.12         2,322
EQ/MID CAP INDEX...................      2.85%        A         $ 11.08            --

EQ/MID CAP VALUE PLUS..............      1.20%        A         $ 11.24       651,958
EQ/MID CAP VALUE PLUS..............      1.35%        A         $ 11.23       822,335
EQ/MID CAP VALUE PLUS..............      1.45%        A         $ 11.23         7,063
EQ/MID CAP VALUE PLUS..............      1.50%        A         $ 11.23         1,624
EQ/MID CAP VALUE PLUS..............      1.70%        A         $ 11.22       683,891
EQ/MID CAP VALUE PLUS..............      1.95%        A         $ 11.21           307
EQ/MID CAP VALUE PLUS..............      2.00%        A         $ 11.21         1,545
EQ/MID CAP VALUE PLUS..............      2.35%        A         $ 11.19       351,453
EQ/MID CAP VALUE PLUS..............      2.80%        A         $ 11.17         2,878
EQ/MID CAP VALUE PLUS..............      2.85%        A         $ 11.17            --

EQ/MONEY MARKET....................      1.20%        A         $ 10.84     1,132,470
EQ/MONEY MARKET....................      1.25%        A         $ 10.82     1,050,020
EQ/MONEY MARKET....................      1.35%        A         $ 10.77     1,814,818
EQ/MONEY MARKET....................      1.45%        A         $ 10.72         4,396
EQ/MONEY MARKET....................      1.50%        A         $ 10.70         5,661
EQ/MONEY MARKET....................      1.70%        A         $ 10.61       814,956
EQ/MONEY MARKET....................      1.95%        A         $ 10.49           322
EQ/MONEY MARKET....................      2.00%        A         $ 10.47         4,317
EQ/MONEY MARKET....................      2.35%        A         $ 10.31       696,885
EQ/MONEY MARKET....................      2.80%        A         $ 10.11         1,954
EQ/MONEY MARKET....................      2.85%        A         $ 10.09            --

EQ/MONTAG & CALDWELL GROWTH........      1.20%        B         $ 10.67       746,208
EQ/MONTAG & CALDWELL GROWTH........      1.35%        B         $ 10.20     5,040,656
EQ/MONTAG & CALDWELL GROWTH........      1.45%        B         $ 12.69        11,399
EQ/MONTAG & CALDWELL GROWTH........      1.50%        B         $ 12.64         1,413
EQ/MONTAG & CALDWELL GROWTH........      1.70%        B         $ 10.03       777,279
EQ/MONTAG & CALDWELL GROWTH........      1.95%        B         $ 12.05           873
EQ/MONTAG & CALDWELL GROWTH........      2.00%        B         $ 12.01         4,277
EQ/MONTAG & CALDWELL GROWTH........      2.35%        B         $  9.58       547,724
EQ/MONTAG & CALDWELL GROWTH........      2.80%        B         $ 11.39         1,494
EQ/MONTAG & CALDWELL GROWTH........      2.85%        B         $ 11.35            --

EQ/PIMCO ULTRA SHORT BOND..........      1.20%        B         $ 12.55       587,834
EQ/PIMCO ULTRA SHORT BOND..........      1.35%        B         $ 12.36       462,400
EQ/PIMCO ULTRA SHORT BOND..........      1.45%        B         $ 12.12         3,462
EQ/PIMCO ULTRA SHORT BOND..........      1.50%        B         $ 12.07         4,655
EQ/PIMCO ULTRA SHORT BOND..........      1.70%        B         $ 12.12       462,074
EQ/PIMCO ULTRA SHORT BOND..........      1.95%        B         $ 10.93           920
EQ/PIMCO ULTRA SHORT BOND..........      2.00%        B         $ 10.89            77
EQ/PIMCO ULTRA SHORT BOND..........      2.35%        B         $ 11.48       202,811
EQ/PIMCO ULTRA SHORT BOND..........      2.80%        B         $ 10.33         6,959
EQ/PIMCO ULTRA SHORT BOND..........      2.85%        B         $ 10.29            --

EQ/QUALITY BOND PLUS...............      1.25%        B         $ 22.44       265,642
EQ/QUALITY BOND PLUS...............      1.35%        B         $ 15.05       868,263

EQ/SMALL COMPANY INDEX.............      1.20%        A         $ 14.38       120,840
EQ/SMALL COMPANY INDEX.............      1.25%        A         $ 56.97         9,154
EQ/SMALL COMPANY INDEX.............      1.45%        A         $ 15.30           262
EQ/SMALL COMPANY INDEX.............      1.50%        A         $ 15.25           324
EQ/SMALL COMPANY INDEX.............      1.70%        A         $ 13.97       123,018
EQ/SMALL COMPANY INDEX.............      1.95%        A         $ 14.23           209

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                               Contract                                Units
                                               charges   Share Class   Unit Value   Outstanding
                                              --------- ------------- ------------ ------------
EQ/SMALL COMPANY INDEX.....................      2.00%       A          $ 14.18           683
EQ/SMALL COMPANY INDEX.....................      2.35%       A          $ 13.38        69,833
EQ/SMALL COMPANY INDEX.....................      2.80%       A          $ 13.45           772
EQ/SMALL COMPANY INDEX.....................      2.85%       A          $ 13.40            --

EQ/T. ROWE PRICE GROWTH STOCK..............      1.25%       B          $ 37.48       747,139
EQ/T. ROWE PRICE GROWTH STOCK..............      1.35%       B          $  8.28     1,837,732

EQ/UBS GROWTH AND INCOME...................      1.20%       B          $  9.99       202,769
EQ/UBS GROWTH AND INCOME...................      1.35%       B          $ 10.08     2,301,746
EQ/UBS GROWTH AND INCOME...................      1.45%       B          $ 13.00           464
EQ/UBS GROWTH AND INCOME...................      1.50%       B          $ 12.96            --
EQ/UBS GROWTH AND INCOME...................      1.70%       B          $  9.91       209,472
EQ/UBS GROWTH AND INCOME...................      1.95%       B          $ 11.99           591
EQ/UBS GROWTH AND INCOME...................      2.00%       B          $ 11.95           454
EQ/UBS GROWTH AND INCOME...................      2.35%       B          $  9.57       192,521
EQ/UBS GROWTH AND INCOME...................      2.80%       B          $ 11.33            --
EQ/UBS GROWTH AND INCOME...................      2.85%       B          $ 11.29            --

EQ/VAN KAMPEN MID CAP GROWTH...............      1.20%       A          $  8.86       486,679
EQ/VAN KAMPEN MID CAP GROWTH...............      1.35%       A          $ 14.74       314,142
EQ/VAN KAMPEN MID CAP GROWTH...............      1.45%       A          $ 14.79           261
EQ/VAN KAMPEN MID CAP GROWTH...............      1.50%       A          $ 14.74         1,411
EQ/VAN KAMPEN MID CAP GROWTH...............      1.70%       A          $  9.46       462,363
EQ/VAN KAMPEN MID CAP GROWTH...............      1.95%       A          $ 12.78            --
EQ/VAN KAMPEN MID CAP GROWTH...............      2.00%       A          $ 12.74           994
EQ/VAN KAMPEN MID CAP GROWTH...............      2.35%       A          $  8.33       356,085
EQ/VAN KAMPEN MID CAP GROWTH...............      2.80%       A          $ 12.08           771
EQ/VAN KAMPEN MID CAP GROWTH...............      2.85%       A          $ 12.04            --

FIDELITY VIP CONTRAFUND(R).................      1.35%    SERVICE       $ 12.56     2,228,837

FRANKLIN INCOME SECURITIES.................      1.20%       2          $ 15.17       668,906
FRANKLIN INCOME SECURITIES.................      1.35%       2          $ 14.99       491,997
FRANKLIN INCOME SECURITIES.................      1.45%       2          $ 15.01         6,429
FRANKLIN INCOME SECURITIES.................      1.50%       2          $ 14.96         1,590
FRANKLIN INCOME SECURITIES.................      1.70%       2          $ 14.43       832,882
FRANKLIN INCOME SECURITIES.................      1.95%       2          $ 14.27           921
FRANKLIN INCOME SECURITIES.................      2.00%       2          $ 14.23         1,463
FRANKLIN INCOME SECURITIES.................      2.35%       2          $ 13.84       438,894
FRANKLIN INCOME SECURITIES.................      2.80%       2          $ 13.49           398
FRANKLIN INCOME SECURITIES.................      2.85%       2          $ 13.44            --

FRANKLIN RISING DIVIDENDS SECURITIES.......      1.20%       2          $ 12.50        86,265
FRANKLIN RISING DIVIDENDS SECURITIES.......      1.35%       2          $ 12.40       173,655
FRANKLIN RISING DIVIDENDS SECURITIES.......      1.45%       2          $ 12.48         6,898
FRANKLIN RISING DIVIDENDS SECURITIES.......      1.50%       2          $ 12.44           377
FRANKLIN RISING DIVIDENDS SECURITIES.......      1.70%       2          $ 12.00       141,110
FRANKLIN RISING DIVIDENDS SECURITIES.......      1.95%       2          $ 11.74            22
FRANKLIN RISING DIVIDENDS SECURITIES.......      2.00%       2          $ 11.70           600
FRANKLIN RISING DIVIDENDS SECURITIES.......      2.35%       2          $ 11.17       109,550
FRANKLIN RISING DIVIDENDS SECURITIES.......      2.80%       2          $ 11.09           377
FRANKLIN RISING DIVIDENDS SECURITIES.......      2.85%       2          $ 11.05            --

FRANKLIN ZERO COUPON 2010..................      1.20%       2          $ 11.06        77,332
FRANKLIN ZERO COUPON 2010..................      1.35%       2          $ 11.25       118,612
FRANKLIN ZERO COUPON 2010..................      1.45%       2          $ 11.53           155
FRANKLIN ZERO COUPON 2010..................      1.50%       2          $ 11.49           438
FRANKLIN ZERO COUPON 2010..................      1.70%       2          $ 10.83        77,835
FRANKLIN ZERO COUPON 2010..................      1.95%       2          $ 10.95            --
FRANKLIN ZERO COUPON 2010..................      2.00%       2          $ 10.91         1,789
FRANKLIN ZERO COUPON 2010..................      2.35%       2          $ 10.59        29,985
FRANKLIN ZERO COUPON 2010..................      2.80%       2          $ 10.35            --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract                                  Units
                                                charges    Share Class    Unit Value   Outstanding
                                               --------- --------------- ------------ ------------
FRANKLIN ZERO COUPON 2010...................      2.85%        2           $ 10.31            --

JANUS ASPEN SERIES BALANCED.................      1.35%  INSTITUTIONAL     $ 14.52     1,470,007

JANUS ASPEN SERIES ENTERPRISE...............      1.35%  INSTITUTIONAL     $  8.70     1,419,916

JANUS ASPEN SERIES FORTY....................      1.35%  INSTITUTIONAL     $ 11.97     1,289,315
JANUS ASPEN SERIES FORTY....................      1.20%     SERVICE        $ 15.07       281,114
JANUS ASPEN SERIES FORTY....................      1.45%     SERVICE        $ 16.77           344
JANUS ASPEN SERIES FORTY....................      1.50%     SERVICE        $ 16.71           395
JANUS ASPEN SERIES FORTY....................      1.70%     SERVICE        $ 15.23       204,902
JANUS ASPEN SERIES FORTY....................      1.95%     SERVICE        $ 16.40           436
JANUS ASPEN SERIES FORTY....................      2.00%     SERVICE        $ 16.35         1,719
JANUS ASPEN SERIES FORTY....................      2.35%     SERVICE        $ 14.50       124,266
JANUS ASPEN SERIES FORTY....................      2.80%     SERVICE        $ 15.50           820
JANUS ASPEN SERIES FORTY....................      2.85%     SERVICE        $ 15.45           535

JANUS ASPEN SERIES OVERSEAS.................      1.20%     SERVICE        $ 23.00       404,463
JANUS ASPEN SERIES OVERSEAS.................      1.45%     SERVICE        $ 31.04         1,996
JANUS ASPEN SERIES OVERSEAS.................      1.50%     SERVICE        $ 30.92         4,406
JANUS ASPEN SERIES OVERSEAS.................      1.70%     SERVICE        $ 23.81       413,632
JANUS ASPEN SERIES OVERSEAS.................      1.95%     SERVICE        $ 29.50            14
JANUS ASPEN SERIES OVERSEAS.................      2.00%     SERVICE        $ 29.40         2,324
JANUS ASPEN SERIES OVERSEAS.................      2.35%     SERVICE        $ 22.57       345,320
JANUS ASPEN SERIES OVERSEAS.................      2.80%     SERVICE        $ 27.88         1,323
JANUS ASPEN SERIES OVERSEAS.................      2.85%     SERVICE        $ 27.79            --

JANUS ASPEN SERIES WORLDWIDE................      1.35%  INSTITUTIONAL     $  8.03     1,502,931

MFS(R) UTILITIES SERIES.....................      1.20%     INITIAL        $ 23.19       149,734
MFS(R) UTILITIES SERIES.....................      1.45%     INITIAL        $ 29.07            --
MFS(R) UTILITIES SERIES.....................      1.50%     INITIAL        $ 28.97           689
MFS(R) UTILITIES SERIES.....................      1.70%     INITIAL        $ 21.81       122,322
MFS(R) UTILITIES SERIES.....................      1.95%     INITIAL        $ 22.65            --
MFS(R) UTILITIES SERIES.....................      2.00%     INITIAL        $ 22.57           518
MFS(R) UTILITIES SERIES.....................      2.35%     INITIAL        $ 19.43        91,752
MFS(R) UTILITIES SERIES.....................      2.80%     INITIAL        $ 21.41            --
MFS(R) UTILITIES SERIES.....................      2.85%     INITIAL        $ 21.34            --

MULTIMANAGER MULTI-SECTOR BOND..............      1.20%        A           $ 12.05       339,607
MULTIMANAGER MULTI-SECTOR BOND..............      1.45%        A           $ 11.67         7,166
MULTIMANAGER MULTI-SECTOR BOND..............      1.50%        A           $ 11.63         3,586
MULTIMANAGER MULTI-SECTOR BOND..............      1.70%        A           $ 11.57       259,324
MULTIMANAGER MULTI-SECTOR BOND..............      1.95%        A           $  9.98           503
MULTIMANAGER MULTI-SECTOR BOND..............      2.00%        A           $  9.95         1,176
MULTIMANAGER MULTI-SECTOR BOND..............      2.35%        A           $ 11.06       162,634
MULTIMANAGER MULTI-SECTOR BOND..............      2.80%        A           $  9.43         1,546
MULTIMANAGER MULTI-SECTOR BOND..............      2.85%        A           $  9.40            --

MULTIMANAGER SMALL CAP GROWTH...............      1.20%        B           $  9.81       264,362
MULTIMANAGER SMALL CAP GROWTH...............      1.35%        B           $ 14.40       773,448
MULTIMANAGER SMALL CAP GROWTH...............      1.45%        B           $ 12.94           970
MULTIMANAGER SMALL CAP GROWTH...............      1.50%        B           $ 12.89         1,461
MULTIMANAGER SMALL CAP GROWTH...............      1.70%        B           $  9.39       286,588
MULTIMANAGER SMALL CAP GROWTH...............      1.95%        B           $ 11.55           746
MULTIMANAGER SMALL CAP GROWTH...............      2.00%        B           $ 11.51           697
MULTIMANAGER SMALL CAP GROWTH...............      2.35%        B           $  8.81       228,267
MULTIMANAGER SMALL CAP GROWTH...............      2.80%        B           $ 10.92           190
MULTIMANAGER SMALL CAP GROWTH...............      2.85%        B           $ 10.88            --

OPPENHEIMER GLOBAL SECURITIES FUND/VA.......      1.20%     SERVICE        $ 18.04       240,294
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......      1.35%     SERVICE        $ 17.77       329,171
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......      1.45%     SERVICE        $ 18.20         2,617
OPPENHEIMER GLOBAL SECURITIES FUND/VA.......      1.50%     SERVICE        $ 18.14         1,684

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                     Contract                                   Units
                                                     charges     Share Class    Unit Value   Outstanding
                                                    --------- ---------------- ------------ ------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA............      1.70%       SERVICE       $ 17.63       236,035
OPPENHEIMER GLOBAL SECURITIES FUND/VA............      1.95%       SERVICE       $ 16.91           436
OPPENHEIMER GLOBAL SECURITIES FUND/VA............      2.00%       SERVICE       $ 16.86         1,740
OPPENHEIMER GLOBAL SECURITIES FUND/VA............      2.35%       SERVICE       $ 15.05       131,009
OPPENHEIMER GLOBAL SECURITIES FUND/VA............      2.80%       SERVICE       $ 15.98         2,045
OPPENHEIMER GLOBAL SECURITIES FUND/VA............      2.85%       SERVICE       $ 15.93            --

PIMCO GLOBAL BOND (UNHEDGED).....................      1.20%   ADMINISTRATIVE    $ 17.18       355,733
PIMCO GLOBAL BOND (UNHEDGED).....................      1.35%   ADMINISTRATIVE    $ 16.44       224,099
PIMCO GLOBAL BOND (UNHEDGED).....................      1.45%   ADMINISTRATIVE    $ 15.15         1,503
PIMCO GLOBAL BOND (UNHEDGED).....................      1.50%   ADMINISTRATIVE    $ 15.09         1,726
PIMCO GLOBAL BOND (UNHEDGED).....................      1.70%   ADMINISTRATIVE    $ 16.53       250,843
PIMCO GLOBAL BOND (UNHEDGED).....................      1.95%   ADMINISTRATIVE    $ 12.85           689
PIMCO GLOBAL BOND (UNHEDGED).....................      2.00%   ADMINISTRATIVE    $ 12.81         1,532
PIMCO GLOBAL BOND (UNHEDGED).....................      2.35%   ADMINISTRATIVE    $ 15.86       133,700
PIMCO GLOBAL BOND (UNHEDGED).....................      2.80%   ADMINISTRATIVE    $ 12.15         2,833
PIMCO GLOBAL BOND (UNHEDGED).....................      2.85%   ADMINISTRATIVE    $ 12.11            --

PROFUND VP BEAR..................................      1.20%      INSURANCE      $  6.23         8,250
PROFUND VP BEAR..................................      1.35%      INSURANCE      $  6.20        46,231
PROFUND VP BEAR..................................      1.45%      INSURANCE      $  6.06            --
PROFUND VP BEAR..................................      1.50%      INSURANCE      $  6.04         3,867
PROFUND VP BEAR..................................      1.70%      INSURANCE      $  6.63        17,646
PROFUND VP BEAR..................................      1.95%      INSURANCE      $  6.06            --
PROFUND VP BEAR..................................      2.00%      INSURANCE      $  6.04            --
PROFUND VP BEAR..................................      2.35%      INSURANCE      $  5.80        10,113
PROFUND VP BEAR..................................      2.80%      INSURANCE      $  5.73            --
PROFUND VP BEAR..................................      2.85%      INSURANCE      $  5.71            --

PROFUND VP RISING RATES OPPORTUNITY..............      1.20%      INSURANCE      $  6.98       523,403
PROFUND VP RISING RATES OPPORTUNITY..............      1.35%      INSURANCE      $  6.32        71,161
PROFUND VP RISING RATES OPPORTUNITY..............      1.45%      INSURANCE      $  6.30         5,825
PROFUND VP RISING RATES OPPORTUNITY..............      1.50%      INSURANCE      $  6.28         2,578
PROFUND VP RISING RATES OPPORTUNITY..............      1.70%      INSURANCE      $  6.75        48,007
PROFUND VP RISING RATES OPPORTUNITY..............      1.95%      INSURANCE      $  6.27           425
PROFUND VP RISING RATES OPPORTUNITY..............      2.00%      INSURANCE      $  6.25            11
PROFUND VP RISING RATES OPPORTUNITY..............      2.35%      INSURANCE      $  6.45        39,524
PROFUND VP RISING RATES OPPORTUNITY..............      2.80%      INSURANCE      $  5.93         1,004
PROFUND VP RISING RATES OPPORTUNITY..............      2.85%      INSURANCE      $  5.91           699

PROFUND VP ULTRA BULL............................      1.20%      INSURANCE      $  8.15        47,419
PROFUND VP ULTRA BULL............................      1.35%      INSURANCE      $  9.06       120,086
PROFUND VP ULTRA BULL............................      1.45%      INSURANCE      $  9.27         2,342
PROFUND VP ULTRA BULL............................      1.50%      INSURANCE      $  9.24         6,098
PROFUND VP ULTRA BULL............................      1.70%      INSURANCE      $  7.72        56,863
PROFUND VP ULTRA BULL............................      1.95%      INSURANCE      $  8.43            --
PROFUND VP ULTRA BULL............................      2.00%      INSURANCE      $  8.40            73
PROFUND VP ULTRA BULL............................      2.35%      INSURANCE      $  8.40       162,969
PROFUND VP ULTRA BULL............................      2.80%      INSURANCE      $  7.97         1,874
PROFUND VP ULTRA BULL............................      2.85%      INSURANCE      $  7.94            --

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.....................................      1.20%          I          $ 10.16       105,553
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.....................................      1.45%          I          $ 12.52         2,045
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.....................................      1.50%          I          $ 12.48         1,398
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.....................................      1.70%          I          $  9.87       103,527
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.....................................      1.95%          I          $ 12.07           119
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY.....................................      2.00%          I          $ 12.03           243

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                                  Contract                                Units
                                                  charges   Share Class   Unit Value   Outstanding
                                                 --------- ------------- ------------ ------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY..................................      2.35%        I         $  9.34       63,870
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY..................................      2.80%        I         $ 11.41           --
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL
VALUE EQUITY..................................      2.85%        I         $ 11.37           --

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        AIM V.I.      AIM V.I.
                                                       FINANCIAL       GLOBAL      AIM V.I.
                                                        SERVICES    HEALTH CARE   TECHNOLOGY
                                                     ------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    30,230   $     9,099   $      --
 Expenses:
  Less: Asset-based charges.........................       15,588        47,857      16,152
                                                      -----------   -----------   ---------
Net Investment Income (Loss)........................       14,642       (38,758)    (16,152)
                                                      -----------   -----------   ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (592,078)     (296,615)    (68,095)
  Realized gain distribution from The Trusts........           --            --          --
                                                      -----------   -----------   ---------
 Net realized gain (loss)...........................     (592,078)     (296,615)    (68,095)
                                                      -----------   -----------   ---------
 Change in unrealized appreciation (depreciation)
  of investments....................................      781,005       940,548     504,792
                                                      -----------   -----------   ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      188,927       643,933     436,697
                                                      -----------   -----------   ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   203,569   $   605,175   $ 420,545
                                                      ===========   ===========   =========

                                                                           AXA            AXA              AXA
                                                         ALL ASSET      AGGRESSIVE   CONSERVATIVE   CONSERVATIVE-PLUS
                                                        ALLOCATION      ALLOCATION    ALLOCATION       ALLOCATION
                                                     ---------------- ------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    3,118,811   $    21,511   $    88,165      $    60,786
 Expenses:
  Less: Asset-based charges.........................       1,993,895        26,897        48,872           53,775
                                                      --------------   -----------   -----------      -----------
Net Investment Income (Loss)........................       1,124,916        (5,386)       39,293            7,011
                                                      --------------   -----------   -----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (21,026,381)     (319,963)     (228,388)        (440,602)
  Realized gain distribution from The Trusts........       2,710,139       260,329       126,940          194,567
                                                      --------------   -----------   -----------      -----------
 Net realized gain (loss)...........................     (18,316,242)      (59,634)     (101,448)        (246,035)
                                                      --------------   -----------   -----------      -----------
 Change in unrealized appreciation (depreciation)
  of investments....................................      51,041,984       532,564       346,739          716,697
                                                      --------------   -----------   -----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      32,725,742       472,930       245,291          470,662
                                                      --------------   -----------   -----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   33,850,658   $   467,544   $   284,584      $   477,673
                                                      ==============   ===========   ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       AXA MODERATE   AXA MODERATE-PLUS     DREYFUS STOCK
                                                        ALLOCATION        ALLOCATION      INDEX FUND, INC.
                                                     --------------- ------------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     190,110     $     104,944      $     371,302
 Expenses:
  Less: Asset-based charges.........................        186,388           105,405            244,175
                                                      -------------     -------------      -------------
Net Investment Income (Loss)........................          3,722              (461)           127,127
                                                      -------------     -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,868,320)       (1,029,811)        (2,694,130)
  Realized gain distribution from The Trusts........        942,508           708,630          1,188,878
                                                      -------------     -------------      -------------
 Net realized gain (loss)...........................       (925,812)         (321,181)        (1,505,252)
                                                      -------------     -------------      -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................      2,804,623         1,760,987          5,251,702
                                                      -------------     -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,878,811         1,439,806          3,746,450
                                                      -------------     -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,882,533     $   1,439,345      $   3,873,577
                                                      =============     =============      =============

                                                      EQ/ALLIANCEBERNSTEIN      EQ/BLACKROCK      EQ/BOSTON ADVISORS
                                                        SMALL CAP GROWTH     BASIC VALUE EQUITY      EQUITY INCOME
                                                     ---------------------- -------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $     3,692          $     230,854        $     432,906
 Expenses:
  Less: Asset-based charges.........................           39,412                145,107              275,523
                                                          -----------          -------------        -------------
Net Investment Income (Loss)........................          (35,720)                85,747              157,383
                                                          -----------          -------------        -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (420,994)            (1,701,412)          (2,870,331)
  Realized gain distribution from The Trusts........               --                     --                   --
                                                          -----------          -------------        -------------
 Net realized gain (loss)...........................         (420,994)            (1,701,412)          (2,870,331)
                                                          -----------          -------------        -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................        1,109,364              3,890,435            3,979,211
                                                          -----------          -------------        -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................          688,370              2,189,023            1,108,880
                                                          -----------          -------------        -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $   652,650          $   2,274,770        $   1,266,263
                                                          ===========          =============        =============

                                                      EQ/CALVERT SOCIALLY
                                                          RESPONSIBLE
                                                     ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $     8,745
 Expenses:
  Less: Asset-based charges.........................           29,651
                                                          -----------
Net Investment Income (Loss)........................          (20,906)
                                                          -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (359,954)
  Realized gain distribution from The Trusts........               --
                                                          -----------
 Net realized gain (loss)...........................         (359,954)
                                                          -----------
 Change in unrealized appreciation (depreciation)
  of investments....................................          922,170
                                                          -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................          562,216
                                                          -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $   541,310
                                                          ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/CAPITAL
                                                        GUARDIAN     EQ/CORE BOND      EQ/EQUITY
                                                        RESEARCH         INDEX        GROWTH PLUS
                                                     ------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   76,596     $  1,815,718    $      73,913
 Expenses:
  Less: Asset-based charges.........................      82,114          701,150          123,034
                                                      ----------     ------------    -------------
Net Investment Income (Loss)........................      (5,518)       1,114,568          (49,121)
                                                      ----------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (731,313)      (3,121,973)      (1,150,851)
  Realized gain distribution from The Trusts........          --               --               --
                                                      ----------     ------------    -------------
 Net realized gain (loss)...........................    (731,313)      (3,121,973)      (1,150,851)
                                                      ----------     ------------    -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................   2,143,995          775,241        3,247,382
                                                      ----------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................   1,412,682       (2,346,732)       2,096,531
                                                      ----------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,407,164     $ (1,232,164)   $   2,047,410
                                                      ==========     ============    =============

                                                        EQ/GAMCO        EQ/GAMCO       EQ/GLOBAL     EQ/INTERMEDIATE
                                                       MERGERS AND   SMALL COMPANY    MULTI-SECTOR      GOVERNMENT
                                                      ACQUISITIONS       VALUE           EQUITY         BOND INDEX
                                                     -------------- --------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $        --    $    475,405    $     115,248    $    454,964
 Expenses:
  Less: Asset-based charges.........................       85,616       1,657,962          130,364         144,553
                                                      -----------    ------------    -------------    ------------
Net Investment Income (Loss)........................      (85,616)     (1,182,557)         (15,116)        310,411
                                                      -----------    ------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (304,396)      1,571,395       (1,226,646)       (196,514)
  Realized gain distribution from The Trusts........       27,556              --               --              --
                                                      -----------    ------------    -------------    ------------
 Net realized gain (loss)...........................     (276,840)      1,571,395       (1,226,646)       (196,514)
                                                      -----------    ------------    -------------    ------------
 Change in unrealized appreciation (depreciation)
  of investments....................................    1,079,884      39,817,268        4,258,395      (1,351,932)
                                                      -----------    ------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      803,044      41,388,663        3,031,749      (1,548,446)
                                                      -----------    ------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   717,428    $ 40,206,106    $   3,016,633    $ (1,238,035)
                                                      ===========    ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                        EQ/LORD ABBETT
                                                      EQ/INTERNATIONAL   EQ/LARGE CAP     GROWTH AND
                                                           GROWTH         VALUE PLUS        INCOME
                                                     ------------------ -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $  158,606      $   125,923    $     178,294
 Expenses:
  Less: Asset-based charges.........................        188,780           72,962          311,343
                                                         ----------      -----------    -------------
Net Investment Income (Loss)........................        (30,174)          52,961         (133,049)
                                                         ----------      -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (49,767)        (880,397)      (2,785,417)
  Realized gain distribution from The Trusts........             --               --               --
                                                         ----------      -----------    -------------
 Net realized gain (loss)...........................        (49,767)        (880,397)      (2,785,417)
                                                         ----------      -----------    -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................      4,487,825        1,719,876        5,678,250
                                                         ----------      -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,438,058          839,479        2,892,833
                                                         ----------      -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $4,407,884      $   892,440    $   2,759,784
                                                         ==========      ===========    =============

                                                                                                       EQ/MONTAG &
                                                        EQ/MID CAP       EQ/MID CAP       EQ/MONEY       CALDWELL
                                                          INDEX          VALUE PLUS        MARKET         GROWTH
                                                     --------------- ----------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     161,915    $     333,578    $  167,334     $   249,221
 Expenses:
  Less: Asset-based charges.........................        209,085          134,420       987,152         976,792
                                                      -------------    -------------    ----------     -----------
Net Investment Income (Loss)........................        (47,170)         199,158      (819,818)       (727,571)
                                                      -------------    -------------    ----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,015,119)      (1,012,813)        9,435        (617,167)
  Realized gain distribution from The Trusts........             --               --            --              --
                                                      -------------    -------------    ----------     -----------
 Net realized gain (loss)...........................     (4,015,119)      (1,012,813)        9,435        (617,167)
                                                      -------------    -------------    ----------     -----------
 Change in unrealized appreciation (depreciation)
  of investments....................................      7,615,081      (12,005,326)       23,053      17,982,194
                                                      -------------    -------------    ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      3,599,962      (13,018,139)       32,488      17,365,027
                                                      -------------    -------------    ----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   3,552,792    $ (12,818,981)   $ (787,330)    $16,637,456
                                                      =============    =============    ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/PIMCO
                                                      ULTRA SHORT   EQ/QUALITY   EQ/SMALL COMPANY
                                                          BOND       BOND PLUS         INDEX
                                                     ------------- ------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   204,055   $  494,752     $    70,113
 Expenses:
  Less: Asset-based charges.........................      294,232       69,914          71,812
                                                      -----------   ----------     -----------
Net Investment Income (Loss)........................      (90,177)     424,838          (1,699)
                                                      -----------   ----------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (489,551)       4,474        (787,322)
  Realized gain distribution from The Trusts........       50,368           --              --
                                                      -----------   ----------     -----------
 Net realized gain (loss)...........................     (439,183)       4,474        (787,322)
                                                      -----------   ----------     -----------
 Change in unrealized appreciation (depreciation)
  of investments....................................    1,331,380     (444,126)      1,750,288
                                                      -----------   ----------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      892,197     (439,652)        962,966
                                                      -----------   ----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   802,020   $  (14,814)    $   961,267
                                                      ===========   ==========     ===========

                                                                             EQ/UBS      EQ/VAN KAMPEN
                                                      EQ/T. ROWE PRICE       GROWTH         MID CAP       FIDELITY VIP
                                                        GROWTH STOCK       AND INCOME        GROWTH      CONTRAFUND(R)
                                                     ------------------ --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $         --     $     208,948   $          --   $     322,872
 Expenses:
  Less: Asset-based charges.........................         493,448           378,802         221,369         357,773
                                                        ------------     -------------   -------------   -------------
Net Investment Income (Loss)........................        (493,448)         (169,854)       (221,369)        (34,901)
                                                        ------------     -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (7,500,775)       (2,657,743)     (1,738,771)     (3,596,873)
  Realized gain distribution from The Trusts........              --                --              --           6,830
                                                        ------------     -------------   -------------   -------------
 Net realized gain (loss)...........................      (7,500,775)       (2,657,743)     (1,738,771)     (3,590,043)
                                                        ------------     -------------   -------------   -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................      21,191,407         9,907,332       8,008,556      11,263,925
                                                        ------------     -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      13,690,632         7,249,589       6,269,785       7,673,882
                                                        ------------     -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 13,197,184     $   7,079,735   $   6,048,416   $   7,638,981
                                                        ============     =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         FRANKLIN         FRANKLIN
                                                          INCOME      RISING DIVIDENDS   FRANKLIN ZERO
                                                        SECURITIES       SECURITIES       COUPON 2010
                                                     --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   2,679,123     $    88,736       $  170,792
 Expenses:
  Less: Asset-based charges.........................        526,104          98,300           60,707
                                                      -------------     -----------       ----------
Net Investment Income (Loss)........................      2,153,019          (9,564)         110,085
                                                      -------------     -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,434,536)       (903,516)          62,251
  Realized gain distribution from The Trusts........             --              --               --
                                                      -------------     -----------       ----------
 Net realized gain (loss)...........................     (3,434,536)       (903,516)          62,251
                                                      -------------     -----------       ----------
 Change in unrealized appreciation (depreciation)
  of investments....................................     10,734,007       1,689,131         (231,374)
                                                      -------------     -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      7,299,471         785,615         (169,123)
                                                      -------------     -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   9,452,490     $   776,051       $  (59,038)
                                                      =============     ===========       ==========

                                                      JANUS ASPEN SERIES   JANUS ASPEN SERIES   JANUS ASPEN SERIES
                                                           BALANCED            ENTERPRISE              FORTY
                                                     -------------------- -------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $  624,346         $          --          $    6,404
 Expenses:
  Less: Asset-based charges.........................         291,980               147,799             313,116
                                                          ----------         -------------          ----------
Net Investment Income (Loss)........................         332,366              (147,799)           (306,712)
                                                          ----------         -------------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         599,088            (2,384,761)           (586,791)
  Realized gain distribution from The Trusts........         828,796                    --                  --
                                                          ----------         -------------          ----------
 Net realized gain (loss)...........................       1,427,884            (2,384,761)           (586,791)
                                                          ----------         -------------          ----------
 Change in unrealized appreciation (depreciation)
  of investments....................................       2,891,434             6,468,804           8,671,387
                                                          ----------         -------------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       4,319,318             4,084,043           8,084,596
                                                          ----------         -------------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $4,651,684         $   3,936,244          $7,777,884
                                                          ==========         =============          ==========

                                                      JANUS ASPEN SERIES
                                                           OVERSEAS
                                                     -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $    93,652
 Expenses:
  Less: Asset-based charges.........................         404,221
                                                         -----------
Net Investment Income (Loss)........................        (310,569)
                                                         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       2,229,317
  Realized gain distribution from The Trusts........         662,582
                                                         -----------
 Net realized gain (loss)...........................       2,891,899
                                                         -----------
 Change in unrealized appreciation (depreciation)
  of investments....................................      10,115,614
                                                         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      13,007,513
                                                         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $12,696,944
                                                         ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                               MULTIMANAGER
                                                      JANUS ASPEN SERIES   MFS(R) UTILITIES    MULTI-SECTOR
                                                           WORLDWIDE            SERIES             BOND
                                                     -------------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     151,733         $  347,414      $     415,956
 Expenses:
  Less: Asset-based charges.........................          146,650            114,564            143,124
                                                        -------------         ----------      -------------
Net Investment Income (Loss)........................            5,083            232,850            272,832
                                                        -------------         ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (3,024,943)          (792,419)        (1,421,346)
  Realized gain distribution from The Trusts........               --                 --                 --
                                                        -------------         ----------      -------------
 Net realized gain (loss)...........................       (3,024,943)          (792,419)        (1,421,346)
                                                        -------------         ----------      -------------
 Change in unrealized appreciation (depreciation)
  of investments....................................        6,353,430          2,451,617          1,835,837
                                                        -------------         ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        3,328,487          1,659,198            414,491
                                                        -------------         ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   3,333,570         $1,892,048      $     687,323
                                                        =============         ==========      =============

                                                       MULTIMANAGER      OPPENHEIMER         PIMCO
                                                        SMALL CAP     GLOBAL SECURITIES   GLOBAL BOND    PROFUND VP
                                                          GROWTH           FUND/VA         (UNHEDGED)       BEAR
                                                     --------------- ------------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --     $     326,540     $  461,861    $    1,720
 Expenses:
  Less: Asset-based charges.........................        254,790           234,464        242,140        21,832
                                                      -------------     -------------     ----------    ----------
Net Investment Income (Loss)........................       (254,790)           92,076        219,721       (20,112)
                                                      -------------     -------------     ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,275,742)       (3,655,694)         4,328      (197,618)
  Realized gain distribution from The Trusts........             --           362,113      1,434,945            --
                                                      -------------     -------------     ----------    ----------
 Net realized gain (loss)...........................     (2,275,742)       (3,293,581)     1,439,273      (197,618)
                                                      -------------     -------------     ----------    ----------
 Change in unrealized appreciation (depreciation)
  of investments....................................      7,328,915         7,904,227        439,862      (245,083)
                                                      -------------     -------------     ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      5,053,173         4,610,646      1,879,135      (442,701)
                                                      -------------     -------------     ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   4,798,383     $   4,702,722     $2,098,856    $ (462,813)
                                                      =============     =============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                             THE UNIVERSAL
                                                        PROFUND VP                           INSTITUTIONAL
                                                       RISING RATES       PROFUND VP          FUNDS, INC.
                                                        OPPORTUNITY       ULTRA BULL      GLOBAL VALUE EQUITY
                                                      --------------   ---------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts........................     $   24,966      $     31,274         $    198,753
 Expenses:
  Less: Asset-based charges........................         60,653            43,755               46,550
                                                        ----------      ------------         ------------
Net Investment Income (Loss).......................        (35,687)          (12,481)             152,203
                                                        ----------      ------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments..............       (460,223)       (1,290,919)          (1,618,478)
  Realized gain distribution from The Trusts.......             --                --                   --
                                                        ----------      ------------         ------------
 Net realized gain (loss)..........................       (460,223)       (1,290,919)          (1,618,478)
                                                        ----------      ------------         ------------
 Change in unrealized appreciation (depreciation)
  of investments...................................      1,613,298         2,155,611            1,791,781
                                                        ----------      ------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................      1,153,075           864,692              173,303
                                                        ----------      ------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.........................     $1,117,388      $    852,211         $    325,506
                                                        ==========      ============         ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                             AIM V.I. FINANCIAL              AIM V.I. GLOBAL
                                                                  SERVICES                     HEALTH CARE
                                                       ------------------------------ ------------------------------
                                                            2009            2008           2009            2008
                                                       -------------- --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................   $   14,642    $      11,277    $  (38,758)   $     (67,408)
 Net realized gain (loss) on investments..............     (592,078)        (147,895)     (296,615)         919,321
 Change in unrealized appreciation (depreciation)
  of investments......................................      781,005       (1,155,462)      940,548       (2,150,244)
                                                         ----------    -------------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................      203,569       (1,292,080)      605,175       (1,298,331)
                                                         ----------    -------------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       14,163           27,790        27,814           55,750
  Transfers between funds including guaranteed
   interest account, net..............................      109,535          (58,028)     (207,082)        (179,975)
  Transfers for contract benefits and terminations         (112,206)        (173,395)     (375,577)        (424,709)
  Contract maintenance charges........................         (207)            (306)         (526)            (620)
                                                         ----------    -------------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................       11,285         (203,939)     (555,371)        (549,554)
                                                         ----------    -------------    ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --                1            --               --
                                                         ----------    -------------    ----------    -------------
Increase (Decrease) in Net Assets.....................      214,854       (1,496,018)       49,804       (1,847,885)
Net Assets -- Beginning of Period.....................      829,111        2,325,129     2,782,361        4,630,246
                                                         ----------    -------------    ----------    -------------
Net Assets -- End of Period...........................   $1,043,965    $     829,111    $2,832,165    $   2,782,361
                                                         ==========    =============    ==========    =============
 Units issued during the period.......................       54,197           39,216        25,507           50,112
 Units redeemed during the period.....................      (53,150)         (62,571)      (83,183)        (101,146)
                                                         ----------    -------------    ----------    -------------
 Net units issued (redeemed) during period............        1,047          (23,355)      (57,676)         (51,034)
                                                         ==========    =============    ==========    =============


                                                                 AIM V.I.                       ALL ASSET
                                                                TECHNOLOGY                      ALLOCATION
                                                       ---------------------------- ----------------------------------
                                                            2009           2008           2009              2008
                                                       -------------- ------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................   $  (16,152)   $  (21,125)   $   1,124,916    $     1,637,899
 Net realized gain (loss) on investments..............      (68,095)       16,878      (18,316,242)       (12,069,644)
 Change in unrealized appreciation (depreciation)
  of investments......................................      504,792      (693,266)      51,041,984        (68,232,277)
                                                         ----------    ----------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations..........................................      420,545      (697,513)      33,850,658        (78,664,022)
                                                         ----------    ----------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       44,656        27,613        1,263,210          1,990,869
  Transfers between funds including guaranteed
   interest account, net..............................      198,020       (52,913)      (4,524,990)        (9,346,532)
  Transfers for contract benefits and terminations         (186,049)     (229,215)     (19,585,739)       (41,719,953)
  Contract maintenance charges........................         (278)         (323)        (185,573)          (216,884)
                                                         ----------    ----------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions..........................       56,349      (254,838)     (23,033,092)       (49,292,500)
                                                         ----------    ----------    -------------    ---------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --            --               --               (642)
                                                         ----------    ----------    -------------    ---------------
Increase (Decrease) in Net Assets.....................      476,894      (952,351)      10,817,566       (127,957,164)
Net Assets -- Beginning of Period.....................      769,306     1,721,657      157,228,168        285,185,332
                                                         ----------    ----------    -------------    ---------------
Net Assets -- End of Period...........................   $1,246,200    $  769,306    $ 168,045,734    $   157,228,168
                                                         ==========    ==========    =============    ===============
 Units issued during the period.......................       66,188        28,922          259,882            332,457
 Units redeemed during the period.....................      (58,781)      (58,912)      (1,565,927)        (2,636,353)
                                                         ----------    ----------    -------------    ---------------
 Net units issued (redeemed) during period............        7,407       (29,990)      (1,306,045)        (2,303,896)
                                                         ==========    ==========    =============    ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                              AXA AGGRESSIVE               AXA CONSERVATIVE
                                                                ALLOCATION                    ALLOCATION
                                                       ----------------------------- -----------------------------
                                                            2009           2008           2009           2008
                                                       -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................   $   (5,386)    $    2,492     $   39,293     $  112,580
 Net realized gain (loss) on investments..............      (59,634)       (80,818)      (101,448)      (105,977)
 Change in unrealized appreciation (depreciation)
  of investments......................................      532,564       (715,320)       346,739       (360,695)
                                                         ----------     ----------     ----------     ----------
 Net Increase (decrease) in net assets from
  operations..........................................      467,544       (793,646)       284,584       (354,092)
                                                         ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............      183,761        211,734        155,648        169,769
  Transfers between funds including guaranteed
   interest account, net..............................      681,785        778,793      1,285,081      2,916,618
  Transfers for contract benefits and terminations         (220,413)      (139,993)      (618,575)      (427,478)
  Contract maintenance charges........................         (606)          (390)          (626)          (281)
                                                         ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions..........................      644,527        850,144        821,528      2,658,628
                                                         ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --             46             --            200
                                                         ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets.....................    1,112,071         56,544      1,106,112      2,304,736
Net Assets -- Beginning of Period.....................    1,408,245      1,351,701      3,157,994        853,258
                                                         ----------     ----------     ----------     ----------
Net Assets -- End of Period...........................   $2,520,316     $1,408,245     $4,264,106     $3,157,994
                                                         ==========     ==========     ==========     ==========
 Units issued during the period.......................      180,351        259,246        234,280        454,886
 Units redeemed during the period.....................      (80,141)      (159,191)      (148,423)      (189,456)
                                                         ----------     ----------     ----------     ----------
 Net units issued (redeemed) during period............      100,210        100,055         85,857        265,430
                                                         ==========     ==========     ==========     ==========

                                                            AXA CONSERVATIVE-PLUS               AXA MODERATE
                                                                 ALLOCATION                      ALLOCATION
                                                       ------------------------------- -------------------------------
                                                             2009            2008            2009            2008
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $       7,011   $     100,405   $      3,722    $    322,314
 Net realized gain (loss) on investments..............       (246,035)       (305,562)      (925,812)       (668,892)
 Change in unrealized appreciation (depreciation)
  of investments......................................        716,697        (520,334)     2,804,623      (2,648,221)
                                                        -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................        477,673        (725,491)     1,882,533      (2,994,799)
                                                        -------------   -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............        547,788         337,376        324,612         970,045
  Transfers between funds including guaranteed
   interest account, net..............................        332,830       3,068,252      4,181,004       9,001,552
  Transfers for contract benefits and terminations         (1,460,970)     (1,142,730)    (2,267,996)     (1,636,381)
  Contract maintenance charges........................           (537)           (308)        (1,812)         (1,101)
                                                        -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................       (580,889)      2,262,590      2,235,808       8,334,115
                                                        -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --              55             --             499
                                                        -------------   -------------   ------------    ------------
Increase (Decrease) in Net Assets.....................       (103,216)      1,537,154      4,118,341       5,339,815
Net Assets -- Beginning of Period.....................      3,717,811       2,180,657     10,962,540       5,622,725
                                                        -------------   -------------   ------------    ------------
Net Assets -- End of Period...........................  $   3,614,595   $   3,717,811   $ 15,080,881    $ 10,962,540
                                                        =============   =============   ============    ============
 Units issued during the period.......................        221,727         489,352        926,545       1,535,868
 Units redeemed during the period.....................       (285,314)       (244,243)      (646,392)       (643,587)
                                                        -------------   -------------   ------------    ------------
 Net units issued (redeemed) during period............        (63,587)        245,109        280,153         892,281
                                                        =============   =============   ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                              AXA MODERATE-PLUS                 DREYFUS STOCK
                                                                 ALLOCATION                    INDEX FUND, INC.
                                                       ------------------------------- --------------------------------
                                                             2009            2008            2009            2008
                                                       --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $        (461)  $      61,348   $    127,127    $      213,589
 Net realized gain (loss) on investments..............       (321,181)       (484,995)    (1,505,252)       (1,103,981)
 Change in unrealized appreciation (depreciation)
  of investments......................................      1,760,987      (1,749,641)     5,251,702       (13,110,306)
                                                        -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................      1,439,345      (2,173,288)     3,873,577       (14,000,698)
                                                        -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............        331,870         432,842        184,044           549,843
  Transfers between funds including guaranteed
   interest account, net..............................      3,025,543       3,911,564       (838,795)       (2,731,050)
  Transfers for contract benefits and terminations         (1,334,162)       (837,722)    (4,473,735)       (8,066,268)
  Contract maintenance charges........................         (1,780)         (1,076)            --                --
                                                        -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................      2,021,471       3,505,608     (5,128,486)      (10,247,475)
                                                        -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --             200             --            29,867
                                                        -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets.....................      3,460,816       1,332,520     (1,254,909)      (24,218,306)
Net Assets -- Beginning of Period.....................      5,338,459       4,005,939     19,949,853        44,168,159
                                                        -------------   -------------   ------------    --------------
Net Assets -- End of Period...........................  $   8,799,275   $   5,338,459   $ 18,694,944    $   19,949,853
                                                        =============   =============   ============    ==============
 Units issued during the period.......................        614,090         741,971         91,758           185,378
 Units redeemed during the period.....................       (322,430)       (353,240)      (837,515)       (1,312,893)
                                                        -------------   -------------   ------------    --------------
 Net units issued (redeemed) during period............        291,660         388,731       (745,757)       (1,127,515)
                                                        =============   =============   ============    ==============

                                                             EQ/ALLIANCEBERNSTEIN                EQ/BLACKROCK
                                                               SMALL CAP GROWTH               BASIC VALUE EQUITY
                                                       -------------------------------- -------------------------------
                                                            2009             2008             2009            2008
                                                       -------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................   $  (35,720)    $    (64,695)    $     85,747    $      (7,273)
 Net realized gain (loss) on investments..............     (420,994)         (48,877)      (1,701,412)        (521,090)
 Change in unrealized appreciation (depreciation)
  of investments......................................    1,109,364       (2,007,200)       3,890,435       (5,593,781)
                                                         ----------     ------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................      652,650       (2,120,772)       2,274,770       (6,122,144)
                                                         ----------     ------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       47,593           45,189          183,769          192,453
  Transfers between funds including guaranteed
   interest account, net..............................     (202,125)         (48,481)         618,797         (771,786)
  Transfers for contract benefits and terminations         (397,208)        (452,371)      (1,935,243)      (3,067,206)
  Contract maintenance charges........................         (551)            (685)          (1,262)          (1,486)
                                                         ----------     ------------     ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (552,291)        (456,348)      (1,133,939)      (3,648,025)
                                                         ----------     ------------     ------------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --                 (9)            --          (10,441)
                                                         ----------     ---------------  ------------    -------------
Increase (Decrease) in Net Assets.....................      100,359       (2,577,129)       1,140,831       (9,780,610)
Net Assets -- Beginning of Period.....................    2,378,784        4,955,913        9,049,092       18,829,702
                                                         ----------     --------------   ------------    -------------
Net Assets -- End of Period...........................   $2,479,143     $  2,378,784     $ 10,189,923    $   9,049,092
                                                         ==========     ==============   ============    =============
 Units issued during the period.......................       34,511           58,510          231,483          202,207
 Units redeemed during the period.....................     (111,465)        (105,370)        (376,686)        (559,264)
                                                         ----------     --------------   ------------    -------------
 Net units issued (redeemed) during period............      (76,954)         (46,860)        (145,203)        (357,057)
                                                         ==========     ==============   ============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                              EQ/BOSTON ADVISORS             EQ/CALVERT SOCIALLY
                                                                EQUITY INCOME                    RESPONSIBLE
                                                       -------------------------------- ------------------------------
                                                             2009            2008            2009            2008
                                                       --------------- ---------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $    157,383    $      189,247    $  (20,906)   $     (36,270)
 Net realized gain (loss) on investments..............    (2,870,331)        1,456,951      (359,954)        (293,906)
 Change in unrealized appreciation (depreciation)
  of investments......................................     3,979,211       (14,617,646)      922,170       (1,644,050)
                                                        ------------    --------------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................     1,266,263       (12,971,448)      541,310       (1,974,226)
                                                        ------------    --------------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       277,052           375,526        27,187           28,997
  Transfers between funds including guaranteed
   interest account, net..............................    (1,354,024)       (3,332,312)     (118,960)           1,297
  Transfers for contract benefits and terminations        (3,820,114)       (7,419,778)     (334,006)        (631,774)
  Contract maintenance charges........................        (2,291)           (2,989)         (215)            (274)
                                                        ------------    --------------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (4,899,377)      (10,379,553)     (425,994)        (601,754)
                                                        ------------    --------------    ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --               438            --              (32)
                                                        ------------    --------------    ----------    -------------
Increase (Decrease) in Net Assets.....................    (3,633,114)      (23,350,563)      115,316       (2,576,012)
Net Assets -- Beginning of Period.....................    22,134,283        45,484,846     2,116,096        4,692,108
                                                        ------------    --------------    ----------    -------------
Net Assets -- End of Period...........................  $ 18,501,169    $   22,134,283    $2,231,412    $   2,116,096
                                                        ============    ==============    ==========    =============
 Units issued during the period.......................        95,369           135,401        10,289           30,738
 Units redeemed during the period.....................      (631,980)         (973,269)      (82,565)        (120,044)
                                                        ------------    --------------    ----------    -------------
 Net units issued (redeemed) during period............      (536,611)         (837,868)      (72,276)         (89,306)
                                                        ============    ==============    ==========    =============

                                                                 EQ/CAPITAL                      EQ/CORE BOND
                                                              GUARDIAN RESEARCH                     INDEX
                                                       ------------------------------- --------------------------------
                                                             2009            2008        2009 (d) (e)        2008
                                                       --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $      (5,518)  $     (41,575)  $  1,114,568    $    1,259,631
 Net realized gain (loss) on investments..............       (731,313)        487,277     (3,121,973)       (3,071,328)
 Change in unrealized appreciation (depreciation)
  of investments......................................      2,143,995      (4,999,627)       775,241        (3,812,041)
                                                        -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................      1,407,164      (4,553,925)    (1,232,164)       (5,623,738)
                                                        -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............         87,470          88,512        323,047           401,426
  Transfers between funds including guaranteed
   interest account, net..............................       (419,404)       (544,687)    39,803,452        (6,206,945)
  Transfers for contract benefits and terminations         (1,137,553)     (2,365,070)    (8,710,153)      (12,643,767)
  Contract maintenance charges........................         (1,275)         (1,620)       (10,768)           (7,705)
                                                        -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (1,470,762)     (2,822,865)    31,405,578       (18,456,991)
                                                        -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --         (13,035)            --             4,131
                                                        -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets.....................        (63,598)     (7,389,825)    30,173,414       (24,076,598)
Net Assets -- Beginning of Period.....................      6,126,245      13,516,070     40,179,614        64,256,212
                                                        -------------   -------------   ------------    --------------
Net Assets -- End of Period...........................  $   6,062,647   $   6,126,245   $ 70,353,028    $   40,179,614
                                                        =============   =============   ============    ==============
 Units issued during the period.......................         51,887          76,289      3,846,320           226,821
 Units redeemed during the period.....................       (260,785)       (383,793)    (1,200,500)       (1,684,565)
                                                        -------------   -------------   ------------    --------------
 Net units issued (redeemed) during period............       (208,898)       (307,504)     2,645,820        (1,457,744)
                                                        =============   =============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                  EQ/EQUITY                    EQ/GAMCO MERGERS
                                                                 GROWTH PLUS                   AND ACQUISITIONS
                                                       -------------------------------- -------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $     (49,121)  $     (106,410)  $     (85,616)  $     (83,968)
 Net realized gain (loss) on investments..............     (1,150,851)          43,019        (276,840)        250,356
 Change in unrealized appreciation (depreciation)
  of investments......................................      3,247,382       (8,599,719)      1,079,884      (1,379,396)
                                                        -------------   --------------   -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................      2,047,410       (8,663,110)        717,428      (1,213,008)
                                                        -------------   --------------   -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............         98,953          191,797          70,169         146,337
  Transfers between funds including guaranteed
   interest account, net..............................       (544,859)      (1,174,833)       (327,993)       (667,045)
  Transfers for contract benefits and terminations         (2,050,300)      (6,544,350)     (1,168,173)     (1,083,718)
  Contract maintenance charges........................             --               --            (559)           (603)
                                                        -------------   --------------   -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (2,496,206)      (7,527,386)     (1,426,556)     (1,605,029)
                                                        -------------   --------------   -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --            5,000              --              --
                                                        -------------   --------------   -------------   -------------
Increase (Decrease) in Net Assets.....................       (448,796)     (16,185,496)       (709,128)     (2,818,037)
Net Assets -- Beginning of Period.....................     10,149,595       26,335,091       6,001,852       8,819,889
                                                        -------------   --------------   -------------   -------------
Net Assets -- End of Period...........................  $   9,700,799   $   10,149,595   $   5,292,724   $   6,001,852
                                                        =============   ==============   =============   =============
 Units issued during the period.......................         23,978           52,355          40,343          68,006
 Units redeemed during the period.....................       (348,607)        (761,363)       (167,011)       (201,839)
                                                        -------------   --------------   -------------   -------------
 Net units issued (redeemed) during period............       (324,629)        (709,008)       (126,668)       (133,833)
                                                        =============   ==============   =============   =============

                                                                    EQ/GAMCO                         EQ/GLOBAL
                                                              SMALL COMPANY VALUE               MULTI-SECTOR EQUITY
                                                       ---------------------------------- --------------------------------
                                                             2009              2008             2009            2008
                                                       ---------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $  (1,182,557)   $    (1,528,579)  $     (15,116)  $     (192,400)
 Net realized gain (loss) on investments..............      1,571,395         12,863,980      (1,226,646)       2,053,125
 Change in unrealized appreciation (depreciation)
  of investments......................................     39,817,268        (73,342,930)      4,258,395      (12,505,698)
                                                        -------------    ---------------   -------------   --------------
 Net Increase (decrease) in net assets from
  operations..........................................     40,206,106        (62,007,529)      3,016,633      (10,644,973)
                                                        -------------    ---------------   -------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............        960,037          1,247,179         155,082          194,468
  Transfers between funds including guaranteed
   interest account, net..............................     (4,364,821)       (10,752,181)       (407,245)      (1,220,168)
  Transfers for contract benefits and terminations        (19,624,684)       (34,197,048)       (808,696)      (1,518,199)
  Contract maintenance charges........................        (67,222)           (75,994)         (1,751)          (2,416)
                                                        -------------    ---------------   -------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (23,096,690)       (43,778,044)     (1,062,610)      (2,546,315)
                                                        -------------    ---------------   -------------   --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --             10,000              --           10,000
                                                        -------------    ---------------   -------------   --------------
Increase (Decrease) in Net Assets.....................     17,109,416       (105,775,573)      1,954,023      (13,181,288)
Net Assets -- Beginning of Period.....................    118,739,552        224,515,125       6,887,440       20,068,728
                                                        -------------    ---------------   -------------   --------------
Net Assets -- End of Period...........................  $ 135,848,968    $   118,739,552   $   8,841,463   $    6,887,440
                                                        =============    ===============   =============   ==============
 Units issued during the period.......................        194,127            206,562          49,770           78,870
 Units redeemed during the period.....................     (1,234,384)        (1,860,156)       (107,538)        (176,243)
                                                        -------------    ---------------   -------------   --------------
 Net units issued (redeemed) during period............     (1,040,257)        (1,653,594)        (57,768)         (97,373)
                                                        =============    ===============   =============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                           EQ/INTERMEDIATE             EQ/INTERNATIONAL
                                                        GOVERNMENT BOND INDEX               GROWTH
                                                       ----------------------- --------------------------------
                                                            2009 (f ) (i)            2009            2008
                                                       ----------------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................      $    310,411        $    (30,174)   $     (107,458)
 Net realized gain (loss) on investments..............          (196,514)            (49,767)        3,550,655
 Change in unrealized appreciation (depreciation)
  of investments......................................        (1,351,932)          4,487,825       (15,232,514)
                                                            ------------        ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................        (1,238,035)          4,407,884       (11,789,317)
                                                            ------------        ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............           184,512             309,082           380,760
  Transfers between funds including guaranteed
   interest account, net..............................        37,563,011            (590,404)         (995,947)
  Transfers for contract benefits and terminations            (1,788,610)         (2,656,240)       (5,905,883)
  Contract maintenance charges........................            (2,098)             (8,393)          (10,416)
                                                            ------------        ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................        35,956,815          (2,945,955)       (6,531,486)
                                                            ------------        ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................                --                  --                --
                                                            ------------        ------------    --------------
Increase (Decrease) in Net Assets.....................        34,718,780           1,461,929       (18,320,803)
Net Assets -- Beginning of Period.....................                --          14,808,596        33,129,399
                                                            ------------        ------------    --------------
Net Assets -- End of Period...........................      $ 34,718,780        $ 16,270,525    $   14,808,596
                                                            ============        ============    ==============
 Units issued during the period.......................         3,063,116              73,593           158,885
 Units redeemed during the period.....................          (257,219)           (368,616)         (655,326)
                                                            ------------        ------------    --------------
 Net units issued (redeemed) during period............         2,805,897            (295,023)         (496,441)
                                                            ============        ============    ==============

                                                                EQ/LARGE CAP                   EQ/LORD ABBETT
                                                                 VALUE PLUS                  GROWTH AND INCOME
                                                       ------------------------------ --------------------------------
                                                            2009            2008            2009            2008
                                                       -------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................   $   52,961    $     138,291   $   (133,049)   $      (37,661)
 Net realized gain (loss) on investments..............     (880,397)        (185,987)    (2,785,417)          152,789
 Change in unrealized appreciation (depreciation)
  of investments......................................    1,719,876       (4,738,900)     5,678,250       (16,203,211)
                                                         ----------    -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................      892,440       (4,786,596)     2,759,784       (16,088,083)
                                                         ----------    -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       32,311           31,460        230,023           401,789
  Transfers between funds including guaranteed
   interest account, net..............................     (171,080)        (760,543)    (1,053,981)       (4,866,772)
  Transfers for contract benefits and terminations         (691,821)      (1,212,157)    (4,152,317)       (7,378,079)
  Contract maintenance charges........................       (3,097)          (3,477)        (3,627)           (4,791)
                                                         ----------    -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (833,687)      (1,944,717)    (4,979,902)      (11,847,853)
                                                         ----------    -------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --               --             --             1,000
                                                         ----------    -------------   ------------    --------------
Increase (Decrease) in Net Assets.....................       58,753       (6,731,313)    (2,220,118)      (27,934,936)
Net Assets -- Beginning of Period.....................    5,684,986       12,416,299     22,317,766        50,252,702
                                                         ----------    -------------   ------------    --------------
Net Assets -- End of Period...........................   $5,743,739    $   5,684,986   $ 20,097,648    $   22,317,766
                                                         ==========    =============   ============    ==============
 Units issued during the period.......................       17,702           61,407        178,735           140,017
 Units redeemed during the period.....................      (99,761)        (189,590)      (752,765)       (1,166,961)
                                                         ----------    -------------   ------------    --------------
 Net units issued (redeemed) during period............      (82,059)        (128,183)      (574,030)       (1,026,944)
                                                         ==========    =============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                                            EQ/MID CAP
                                                               EQ/MID CAP INDEX             VALUE PLUS
                                                       -------------------------------- ------------------
                                                             2009            2008        2009 (a) (b) (h)
                                                       --------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $    (47,170)   $     (168,051)   $      199,158
 Net realized gain (loss) on investments..............    (4,015,119)       (1,130,179)       (1,012,813)
 Change in unrealized appreciation (depreciation)
  of investments......................................     7,615,081       (13,026,683)      (12,005,326)
                                                        ------------    --------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................     3,552,792       (14,324,913)      (12,818,981)
                                                        ------------    --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       169,585           249,670            99,777
  Transfers between funds including guaranteed
   interest account, net..............................      (891,287)         (530,903)       42,947,035
  Transfers for contract benefits and terminations        (2,175,402)       (3,370,222)       (1,895,614)
  Contract maintenance charges........................        (3,004)           (3,995)           (1,333)
                                                        ------------    --------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (2,900,108)       (3,655,450)       41,149,865
                                                        ------------    --------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           (39)               40                --
                                                        ------------    --------------    --------------
Increase (Decrease) in Net Assets.....................       652,645       (17,980,323)       28,330,884
Net Assets -- Beginning of Period.....................    13,083,087        31,063,410                --
                                                        ------------    --------------    --------------
Net Assets -- End of Period...........................  $ 13,735,732    $   13,083,087    $   28,330,884
                                                        ============    ==============    ==============
 Units issued during the period.......................       134,971           220,247         2,786,981
 Units redeemed during the period.....................      (480,977)         (518,086)         (263,927)
                                                        ------------    --------------    --------------
 Net units issued (redeemed) during period............      (346,006)         (297,839)        2,523,054
                                                        ============    ==============    ==============

                                                                                                    EQ/MONTAG &
                                                                EQ/MONEY MARKET                   CALDWELL GROWTH
                                                       --------------------------------- ---------------------------------
                                                             2009             2008             2009             2008
                                                       ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $     (819,818)  $      719,958   $     (727,571)  $  (1,335,708)
 Net realized gain (loss) on investments..............           9,435            1,166         (617,167)      2,380,904
 Change in unrealized appreciation (depreciation)
  of investments......................................          23,053           (1,151)      17,982,194     (41,741,311)
                                                        --------------   --------------   --------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................        (787,330)         719,973       16,637,456     (40,696,115)
                                                        --------------   --------------   --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       6,541,376        6,802,178          864,071       1,445,044
  Transfers between funds including guaranteed
   interest account, net..............................      13,477,943       37,728,349       (1,860,179)     (7,839,713)
  Transfers for contract benefits and terminations         (35,973,686)     (48,938,855)     (12,340,558)    (23,093,861)
  Contract maintenance charges........................         (19,706)         (20,451)          (5,943)         (7,108)
                                                        --------------   --------------   --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (15,974,073)      (4,428,779)     (13,342,609)    (29,495,638)
                                                        --------------   --------------   --------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................          14,065          345,929               --           5,000
                                                        --------------   --------------   --------------   -------------
Increase (Decrease) in Net Assets.....................     (16,747,338)      (3,362,877)       3,294,847     (70,186,753)
Net Assets -- Beginning of Period.....................      76,272,500       79,635,377       69,379,526     139,566,279
                                                        --------------   --------------   --------------   -------------
Net Assets -- End of Period...........................  $   59,525,162   $   76,272,500   $   72,674,373   $  69,379,526
                                                        ==============   ==============   ==============   =============
 Units issued during the period.......................       4,252,116        5,843,200          301,678         281,293
 Units redeemed during the period.....................      (5,722,417)      (6,222,181)      (1,875,714)     (3,161,239)
                                                        --------------   --------------   --------------   -------------
 Net units issued (redeemed) during period............      (1,470,301)        (378,981)      (1,574,036)     (2,879,946)
                                                        ==============   ==============   ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                  EQ/PIMCO                EQ/QUALITY
                                                              ULTRA SHORT BOND            BOND PLUS
                                                       ------------------------------- ---------------
                                                           2009 (c)          2008        2009 (g) (i)
                                                       --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $    (90,177)   $    242,008    $    424,838
 Net realized gain (loss) on investments..............      (439,183)      1,090,288           4,474
 Change in unrealized appreciation (depreciation)
  of investments......................................     1,331,380      (2,530,290)       (444,126)
                                                        ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................       802,020      (1,197,994)        (14,814)
                                                        ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       341,351         608,559         125,220
  Transfers between funds including guaranteed
   interest account, net..............................     5,683,467       5,830,404      20,177,281
  Transfers for contract benefits and terminations        (4,005,399)     (3,325,039)     (1,193,108)
  Contract maintenance charges........................        (2,921)         (2,476)         (1,574)
                                                        ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     2,016,498       3,111,448      19,107,819
                                                        ------------    ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --             996          67,001
                                                        ------------    ------------    ------------
Increase (Decrease) in Net Assets.....................     2,818,518       1,914,450      19,160,006
Net Assets -- Beginning of Period.....................    18,383,387      16,468,937              --
                                                        ------------    ------------    ------------
Net Assets -- End of Period...........................  $ 21,201,905    $ 18,383,387    $ 19,160,006
                                                        ============    ============    ============
 Units issued during the period.......................       750,463         842,254       1,229,846
 Units redeemed during the period.....................      (614,596)       (599,706)        (95,941)
                                                        ------------    ------------    ------------
 Net units issued (redeemed) during period............       135,867         242,548       1,133,905
                                                        ============    ============    ============

                                                              EQ/SMALL COMPANY                EQ/T. ROWE PRICE
                                                                   INDEX                        GROWTH STOCK
                                                       ------------------------------ --------------------------------
                                                            2009            2008            2009            2008
                                                       -------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................   $   (1,699)   $     (44,419)  $   (493,448)   $     (770,475)
 Net realized gain (loss) on investments..............     (787,322)         429,182     (7,500,775)       (8,455,597)
 Change in unrealized appreciation (depreciation)
  of investments......................................    1,750,288       (3,160,614)    21,191,407       (21,763,968)
                                                         ----------    -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................      961,267       (2,775,851)    13,197,184       (30,990,040)
                                                         ----------    -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       71,734          114,158        495,765           669,128
  Transfers between funds including guaranteed
   interest account, net..............................     (244,214)        (386,570)      (958,534)       (2,117,996)
  Transfers for contract benefits and terminations         (610,739)        (828,507)    (6,163,006)      (13,257,798)
  Contract maintenance charges........................       (1,342)          (1,638)       (35,977)          (43,061)
                                                         ----------    -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (784,561)      (1,102,557)    (6,661,752)      (14,749,727)
                                                         ----------    -------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................           --               --             --             1,000
                                                         ----------    -------------   ------------    --------------
Increase (Decrease) in Net Assets.....................      176,706       (3,878,408)     6,535,432       (45,738,767)
Net Assets -- Beginning of Period.....................    4,767,876        8,646,284     36,684,393        82,423,160
                                                         ----------    -------------   ------------    --------------
Net Assets -- End of Period...........................   $4,944,582    $   4,767,876   $ 43,219,825    $   36,684,393
                                                         ==========    =============   ============    ==============
 Units issued during the period.......................       28,806           32,304        121,360            99,765
 Units redeemed during the period.....................     (100,754)         (99,820)      (724,047)       (1,091,946)
                                                         ----------    -------------   ------------    --------------
 Net units issued (redeemed) during period............      (71,948)         (67,516)      (602,687)         (992,181)
                                                         ==========    =============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                EQ/UBS GROWTH                    EQ/VAN KAMPEN
                                                                  AND INCOME                     MID CAP GROWTH
                                                       -------------------------------- --------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $   (169,854)   $     (153,294)  $   (221,369)   $     (348,777)
 Net realized gain (loss) on investments..............    (2,657,743)         (226,673)    (1,738,771)       (1,198,328)
 Change in unrealized appreciation (depreciation)
  of investments......................................     9,907,332       (21,394,085)     8,008,556       (11,535,591)
                                                        ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................     7,079,735       (21,774,052)     6,048,416       (13,082,696)
                                                        ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       321,268           592,001        352,599           310,995
  Transfers between funds including guaranteed
   interest account, net..............................      (578,882)       (3,539,109)        52,676        (3,079,866)
  Transfers for contract benefits and terminations        (5,325,202)       (9,950,069)    (2,372,130)       (3,877,893)
  Contract maintenance charges........................        (1,382)           (1,738)        (2,783)           (3,426)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (5,584,198)      (12,898,915)    (1,969,638)       (6,650,190)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              (259)            --           (12,843)
                                                        ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets.....................     1,495,537       (34,673,226)     4,078,778       (19,745,729)
Net Assets -- Beginning of Period.....................    27,664,396        62,337,622     12,250,934        31,996,663
                                                        ------------    --------------   ------------    --------------
Net Assets -- End of Period...........................  $ 29,159,933    $   27,664,396   $ 16,329,712    $   12,250,934
                                                        ============    ==============   ============    ==============
 Units issued during the period.......................       178,030           144,912        218,355           136,372
 Units redeemed during the period.....................      (868,720)       (1,339,421)      (473,778)         (736,400)
                                                        ------------    --------------   ------------    --------------
 Net units issued (redeemed) during period............      (690,690)       (1,194,509)      (255,423)         (600,028)
                                                        ============    ==============   ============    ==============

                                                                 FIDELITY VIP                   FRANKLIN INCOME
                                                                CONTRAFUND(R)                      SECURITIES
                                                       -------------------------------- --------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $    (34,901)   $     (292,043)  $  2,153,019    $    1,885,887
 Net realized gain (loss) on investments..............    (3,590,043)       (2,820,685)    (3,434,536)          467,338
 Change in unrealized appreciation (depreciation)
  of investments......................................    11,263,925       (22,647,345)    10,734,007       (19,182,753)
                                                        ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................     7,638,981       (25,760,073)     9,452,490       (16,829,528)
                                                        ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       951,111         1,239,867        549,153           636,564
  Transfers between funds including guaranteed
   interest account, net..............................    (2,011,307)       (3,591,548)    (1,120,155)       (5,043,413)
  Transfers for contract benefits and terminations        (6,544,822)      (15,345,049)    (6,763,290)       (8,994,989)
  Contract maintenance charges........................            --                --         (5,934)           (7,134)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (7,605,018)      (17,696,730)    (7,340,226)      (13,408,972)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --            (3,921)            --           (10,977)
                                                        ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets.....................        33,963       (43,460,724)     2,112,264       (30,249,477)
Net Assets -- Beginning of Period.....................    27,951,013        71,411,737     33,661,257        63,910,734
                                                        ------------    --------------   ------------    --------------
Net Assets -- End of Period...........................  $ 27,984,976    $   27,951,013   $ 35,773,521    $   33,661,257
                                                        ============    ==============   ============    ==============
 Units issued during the period.......................       145,366           195,443        194,950           214,793
 Units redeemed during the period.....................      (896,159)       (1,525,773)      (813,935)       (1,177,725)
                                                        ------------    --------------   ------------    --------------
 Net units issued (redeemed) during period............      (750,793)       (1,330,330)      (618,985)         (962,932)
                                                        ============    ==============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                               FRANKLIN RISING                    FRANKLIN
                                                            DIVIDENDS SECURITIES              ZERO COUPON 2010
                                                       ------------------------------- -------------------------------
                                                             2009            2008            2009            2008
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $      (9,564)  $      23,935   $     110,085   $     126,513
 Net realized gain (loss) on investments..............       (903,516)        108,616          62,251         124,649
 Change in unrealized appreciation (depreciation)
  of investments......................................      1,689,131      (3,266,763)       (231,374)         (8,590)
                                                        -------------   -------------   -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................        776,051      (3,134,212)        (59,038)        242,572
                                                        -------------   -------------   -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............         97,167         144,267         120,836         143,841
  Transfers between funds including guaranteed
   interest account, net..............................       (552,246)     (1,259,969)       (304,724)        646,331
  Transfers for contract benefits and terminations         (1,216,700)     (1,812,465)     (1,066,368)     (1,002,937)
  Contract maintenance charges........................         (1,093)         (1,353)           (399)           (434)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (1,672,872)     (2,929,520)     (1,250,655)       (213,199)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --              50              --              47
                                                        -------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets.....................       (896,821)     (6,063,682)     (1,309,693)         29,420
Net Assets -- Beginning of Period.....................      7,146,524      13,210,206       4,686,450       4,657,030
                                                        -------------   -------------   -------------   -------------
Net Assets -- End of Period...........................  $   6,249,703   $   7,146,524   $   3,376,757   $   4,686,450
                                                        =============   =============   =============   =============
 Units issued during the period.......................         46,848          81,662          69,635         195,617
 Units redeemed during the period.....................       (210,653)       (301,566)       (182,445)       (216,310)
                                                        -------------   -------------   -------------   -------------
 Net units issued (redeemed) during period............       (163,805)       (219,904)       (112,810)        (20,693)
                                                        =============   =============   =============   =============

                                                              JANUS ASPEN SERIES               JANUS ASPEN SERIES
                                                                   BALANCED                        ENTERPRISE
                                                       -------------------------------- --------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $    332,366    $      359,891   $   (147,799)   $     (202,002)
 Net realized gain (loss) on investments..............     1,427,884         3,210,268     (2,384,761)       (1,127,248)
 Change in unrealized appreciation (depreciation)
  of investments......................................     2,891,434        (9,097,781)     6,468,804        (7,912,307)
                                                        ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................     4,651,684        (5,527,622)     3,936,244        (9,241,557)
                                                        ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       165,677           286,534        143,792           266,996
  Transfers between funds including guaranteed
   interest account, net..............................      (953,610)       (1,895,080)      (335,841)         (552,105)
  Transfers for contract benefits and terminations        (5,371,576)       (8,898,502)    (1,877,385)       (4,576,899)
  Contract maintenance charges........................            --                --             --                --
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (6,159,509)      (10,507,048)    (2,069,434)       (4,862,008)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --               (27)            --                --
                                                        ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets.....................    (1,507,825)      (16,034,697)     1,866,810       (14,103,565)
Net Assets -- Beginning of Period.....................    22,852,377        38,887,074     10,487,645        24,591,210
                                                        ------------    --------------   ------------    --------------
Net Assets -- End of Period...........................  $ 21,344,552    $   22,852,377   $ 12,354,455    $   10,487,645
                                                        ============    ==============   ============    ==============
 Units issued during the period.......................        55,129           119,867         85,004           126,930
 Units redeemed during the period.....................      (539,806)         (927,066)      (387,364)         (646,823)
                                                        ------------    --------------   ------------    --------------
 Net units issued (redeemed) during period............      (484,677)         (807,199)      (302,360)         (519,893)
                                                        ============    ==============   ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                 JANUS ASPEN                      JANUS ASPEN
                                                                 SERIES FORTY                   SERIES OVERSEAS
                                                       -------------------------------- --------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $   (306,712)   $     (498,237)  $   (310,569)   $     (221,235)
 Net realized gain (loss) on investments..............      (586,791)        2,631,077      2,891,899        11,332,734
 Change in unrealized appreciation (depreciation)
  of investments......................................     8,671,387       (20,017,791)    10,115,614       (34,627,271)
                                                        ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................     7,777,884       (17,884,951)    12,696,944       (23,515,772)
                                                        ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       365,866           600,197        332,211           413,304
  Transfers between funds including guaranteed
   interest account, net..............................       796,848          (277,425)      (486,152)       (3,311,009)
  Transfers for contract benefits and terminations        (3,905,573)       (7,489,638)    (4,026,143)       (4,732,524)
  Contract maintenance charges........................        (1,603)           (2,105)        (6,163)           (7,455)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (2,744,462)       (7,168,971)    (4,186,247)       (7,637,684)
                                                        ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --               (67)            --                --
                                                        ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets.....................     5,033,422       (25,053,989)     8,510,697       (31,153,456)
Net Assets -- Beginning of Period.....................    19,631,229        44,685,218     18,742,446        49,895,902
                                                        ------------    --------------   ------------    --------------
Net Assets -- End of Period...........................  $ 24,664,651    $   19,631,229   $ 27,253,143    $   18,742,446
                                                        ============    ==============   ============    ==============
 Units issued during the period.......................       336,962           494,991        134,256           150,133
 Units redeemed during the period.....................      (631,834)       (1,060,973)      (382,011)         (503,238)
                                                        ------------    --------------   ------------    --------------
 Net units issued (redeemed) during period............      (294,872)         (565,982)      (247,755)         (353,105)
                                                        ============    ==============   ============    ==============

                                                                 JANUS ASPEN                        MFS(R)
                                                               SERIES WORLDWIDE                UTILITIES SERIES
                                                       -------------------------------- -------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $      5,083    $     (169,323)  $     232,850   $       1,300
 Net realized gain (loss) on investments..............    (3,024,943)       (3,301,191)       (792,419)      2,420,613
 Change in unrealized appreciation (depreciation)
  of investments......................................     6,353,430        (6,822,492)      2,451,617      (7,489,494)
                                                        ------------    --------------   -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................     3,333,570       (10,293,006)      1,892,048      (5,067,581)
                                                        ------------    --------------   -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       231,556           498,734         171,797         219,546
  Transfers between funds including guaranteed
   interest account, net..............................       126,474          (883,885)       (210,559)       (832,480)
  Transfers for contract benefits and terminations        (2,236,068)       (4,240,607)       (981,015)     (1,532,072)
  Contract maintenance charges........................            --                --          (1,655)         (2,119)
                                                        ------------    --------------   -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (1,878,038)       (4,625,758)     (1,021,432)     (2,147,125)
                                                        ------------    --------------   -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --              (373)            202             (19)
                                                        ------------    --------------   -------------   -------------
Increase (Decrease) in Net Assets.....................     1,455,532       (14,919,137)        870,818      (7,214,725)
Net Assets -- Beginning of Period.....................    10,620,085        25,539,222       7,084,582      14,299,307
                                                        ------------    --------------   -------------   -------------
Net Assets -- End of Period...........................  $ 12,075,617    $   10,620,085   $   7,955,400   $   7,084,582
                                                        ============    ==============   =============   =============
 Units issued during the period.......................       166,938           183,639          42,514          85,067
 Units redeemed during the period.....................      (459,695)         (745,521)       (102,012)       (183,223)
                                                        ------------    --------------   -------------   -------------
 Net units issued (redeemed) during period............      (292,757)         (561,882)        (59,498)        (98,156)
                                                        ============    ==============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                MULTIMANAGER                     MULTIMANAGER
                                                              MULTI-SECTOR BOND                SMALL CAP GROWTH
                                                       ------------------------------- --------------------------------
                                                             2009            2008            2009            2008
                                                       --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $     272,832   $     938,196   $   (254,790)   $     (433,331)
 Net realized gain (loss) on investments..............     (1,421,346)       (799,115)    (2,275,742)       (1,697,310)
 Change in unrealized appreciation (depreciation)
  of investments......................................      1,835,837      (3,455,993)     7,328,915       (13,729,607)
                                                        -------------   -------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations..........................................        687,323      (3,316,912)     4,798,383       (15,860,248)
                                                        -------------   -------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............        126,491         163,904        192,083           546,951
  Transfers between funds including guaranteed
   interest account, net..............................        190,742      (1,242,722)      (798,287)       (1,920,931)
  Transfers for contract benefits and terminations         (1,200,284)     (2,062,455)    (3,406,731)       (7,193,980)
  Contract maintenance charges........................         (2,126)         (2,532)        (2,004)           (2,514)
                                                        -------------   -------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions..........................       (885,177)     (3,143,805)    (4,014,939)       (8,570,474)
                                                        -------------   -------------   ------------    --------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --             (24)            --               645
                                                        -------------   -------------   ------------    --------------
Increase (Decrease) in Net Assets.....................       (197,854)     (6,460,741)       783,444       (24,430,077)
Net Assets -- Beginning of Period.....................      9,246,778      15,707,519     17,699,415        42,129,492
                                                        -------------   -------------   ------------    --------------
Net Assets -- End of Period...........................  $   9,048,924   $   9,246,778   $ 18,482,859    $   17,699,415
                                                        =============   =============   ============    ==============
 Units issued during the period.......................        126,378          83,918         94,052           122,458
 Units redeemed during the period.....................       (208,587)       (325,082)      (506,418)         (783,531)
                                                        -------------   -------------   ------------    --------------
 Net units issued (redeemed) during period............        (82,209)       (241,164)      (412,366)         (661,073)
                                                        =============   =============   ============    ==============

                                                                 OPPENHEIMER                         PIMCO
                                                          GLOBAL SECURITIES FUND/VA         GLOBAL BOND (UNHEDGED)
                                                       -------------------------------- -------------------------------
                                                             2009            2008             2009            2008
                                                       --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $     92,076    $      (23,337)  $    219,721    $    377,375
 Net realized gain (loss) on investments..............    (3,293,581)        1,834,915      1,439,273        (101,436)
 Change in unrealized appreciation (depreciation)
  of investments......................................     7,904,227       (15,857,302)       439,862        (812,343)
                                                        ------------    --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations..........................................     4,702,722       (14,045,724)     2,098,856        (536,404)
                                                        ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............       305,046           349,262        112,486         323,406
  Transfers between funds including guaranteed
   interest account, net..............................    (1,584,894)       (2,295,776)      (298,697)      1,399,228
  Transfers for contract benefits and terminations        (3,843,076)       (7,667,843)    (3,328,235)     (4,495,661)
  Contract maintenance charges........................        (2,364)           (3,090)        (2,522)         (2,709)
                                                        ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions..........................    (5,125,288)       (9,617,447)    (3,516,968)     (2,775,736)
                                                        ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            --                --             --         (16,642)
                                                        ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets.....................      (422,566)      (23,663,171)    (1,418,112)     (3,328,782)
Net Assets -- Beginning of Period.....................    16,887,844        40,551,015     17,607,178      20,935,960
                                                        ------------    --------------   ------------    ------------
Net Assets -- End of Period...........................  $ 16,465,278    $   16,887,844   $ 16,189,066    $ 17,607,178
                                                        ============    ==============   ============    ============
 Units issued during the period.......................        75,403           162,805        135,481         383,655
 Units redeemed during the period.....................      (455,470)         (704,301)      (380,759)       (582,328)
                                                        ------------    --------------   ------------    ------------
 Net units issued (redeemed) during period............      (380,067)         (541,496)      (245,278)       (198,673)
                                                        ============    ==============   ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2009 AND DECEMBER 31, 2008


                                                                                                PROFUND VP
                                                              PROFUND VP BEAR            RISING RATES OPPORTUNITY
                                                       ------------------------------ ------------------------------
                                                             2009           2008           2009            2008
                                                       --------------- -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $     (20,112)   $     (171)    $  (35,687)   $     237,122
 Net realized gain (loss) on investments..............       (197,618)      214,140       (460,223)        (365,828)
 Change in unrealized appreciation (depreciation)
  of investments......................................       (245,083)      130,869      1,613,298       (2,323,970)
                                                        -------------    ----------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations..........................................       (462,813)      344,838      1,117,388       (2,452,676)
                                                        -------------    ----------     ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............         15,358       119,339        136,499           27,139
  Transfers between funds including guaranteed
   interest account, net..............................       (765,432)    1,443,096          9,931         (396,642)
  Transfers for contract benefits and terminations           (322,942)     (165,091)      (244,384)        (570,391)
  Contract maintenance charges........................            (94)         (123)          (398)            (497)
                                                        -------------    ----------     ----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................     (1,073,110)    1,397,221        (98,352)        (940,391)
                                                        -------------    ----------     ----------    -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................            (20)           70             --              (20)
                                                        -------------    ----------     ----------    -------------
Increase (Decrease) in Net Assets.....................     (1,535,943)    1,742,129      1,019,036       (3,393,087)
Net Assets -- Beginning of Period.....................      2,072,865       330,736      3,726,090        7,119,177
                                                        -------------    ----------     ----------    -------------
Net Assets -- End of Period...........................  $     536,922    $2,072,865     $4,745,126    $   3,726,090
                                                        =============    ==========     ==========    =============
 Units issued during the period.......................        287,758       396,684         99,358           28,823
 Units redeemed during the period.....................       (436,708)     (214,162)      (114,551)        (152,918)
                                                        -------------    ----------     ----------    -------------
 Net units issued (redeemed) during period............       (148,950)      182,522        (15,193)        (124,095)
                                                        =============    ==========     ==========    =============

                                                                                                THE UNIVERSAL
                                                                 PROFUND VP               INSTITUTIONAL FUNDS, INC.
                                                                 ULTRA BULL                  GLOBAL VALUE EQUITY
                                                       ------------------------------- -------------------------------
                                                             2009            2008            2009            2008
                                                       --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).........................  $     (12,481)  $       3,075   $     152,203   $      51,656
 Net realized gain (loss) on investments..............     (1,290,919)     (1,873,680)     (1,618,478)      1,030,763
 Change in unrealized appreciation (depreciation)
  of investments......................................      2,155,611      (2,377,722)      1,791,781      (3,794,199)
                                                        -------------   -------------   -------------   -------------
 Net Increase (decrease) in net assets from
  operations..........................................        852,211      (4,248,327)        325,506      (2,711,780)
                                                        -------------   -------------   -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners...............         71,646         344,863          48,724          48,666
  Transfers between funds including guaranteed
   interest account, net..............................        433,162         387,954        (284,146)       (796,606)
  Transfers for contract benefits and terminations           (293,067)       (998,722)       (587,370)       (832,345)
  Contract maintenance charges........................           (349)           (482)           (541)           (793)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions..........................        211,392        (266,387)       (823,333)     (1,581,078)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease) in amount retained by MONY
 America in Variable Account A........................             --            (123)             --             500
                                                        -------------   -------------   -------------   -------------
Increase (Decrease) in Net Assets.....................      1,063,603      (4,514,837)       (497,827)     (4,292,358)
Net Assets -- Beginning of Period.....................      2,312,358       6,827,195       3,236,121       7,528,479
                                                        -------------   -------------   -------------   -------------
Net Assets -- End of Period...........................  $   3,375,961   $   2,312,358   $   2,738,294   $   3,236,121
                                                        =============   =============   =============   =============
 Units issued during the period.......................        452,397         312,644          42,189          51,454
 Units redeemed during the period.....................       (447,005)       (293,907)       (139,654)       (187,624)
                                                        -------------   -------------   -------------   -------------
 Net units issued (redeemed) during period............          5,392          18,737         (97,465)       (136,170)
                                                        =============   =============   =============   =============

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See note 6)
(b) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See note 6)
(c) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See note 6)
(d) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See note 6)
(e) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See note 6)
(f) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See note 6)
(g) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See note 6)
(h)  Units were made available for sale on September 14, 2009.
(i)  Units were made available for sale on September 28, 2009.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009


1. Organization and Business

MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

There are fifty-two MONY America Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
(VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, or The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The Variable Account consists of the following separate variable investment options:

 AIM Variable Insurance Funds
o AIM V.I. Financial Services
o AIM V.I. Global Health Care
o AIM V.I. Technology
 AXA Premier VIP Trust*
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Multi-Sector Bond(1)
o Multimanager Small Cap Growth
 Dreyfus Stock Index Fund, Inc.
o Dreyfus Stock Index Fund, Inc.
 EQ Advisors Trust*
o All Asset Allocation
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Core Bond Index(2)
o EQ/Equity Growth PLUS(3)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Multi-Sector Equity(4)
o EQ/Intermediate Government Bond Index
o EQ/International Growth
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Ultra Short Bond(5)
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Mid Cap Growth
 Fidelity Variable Insurance Products
o Fidelity VIP Contrafund(R)
 Franklin Templeton Variable Insurance Products Trust
o Franklin Income Securities
o Franklin Rising Dividends Securities
o Franklin Zero Coupon 2010
 Janus Aspen Series
o Janus Aspen Series Balanced
o Janus Aspen Series Enterprise(6)
o Janus Aspen Series Forty
o Janus Aspen Series Overseas(7)
o Janus Aspen Series Worldwide(8)
 MFS(R) Variable Insurance Trust
o MFS(R) Utilities Series
 Oppenheimer Variable Account Funds
o Oppenheimer Global Securities Fund/VA
 PIMCO Variable Insurance Trust
o PIMCO Global Bond (Unhedged)
 ProFunds
o ProFund VP Bear
o ProFund VP Rising Rates Opportunity
o ProFund VP UltraBull
 The Universal Institutional Funds, Inc.
o The Universal Institutional Funds, Inc. Global Value Equity

* An affiliate of AXA Equitable Insurance Company provides advisory services to one or more portfolios of this Trust.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


1. Organization and Business (Concluded)

  (1) Formerly known as Multimanager High Yield
  (2) Formerly known as EQ/JPMorgan Core Bond
  (3) Fund was renamed twice this year. EQ/Marsico Focus was former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
  (4) Formerly known as EQ/Van Kampen Emerging Markets Equity
  (5) Formerly known as EQ/PIMCO Real Return
  (6) Formerly known as Janus Aspen Series Mid Cap Growth
  (7) Formerly known as Janus Aspen Series International Growth
  (8) Formerly known as Janus Aspen Series Worldwide Growth

  The amount retained by MONY America in the Variable Account arises principally from (1) contributions from MONY America, (2) mortality and expense charges and administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account.

  Each of the variable investment options of the Variable Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners.

  In the normal course of business, the variable investment options of the Account enter into contracts that may include agreements to indemnify another party under given circumstances. The variable investment options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the variable investment options of the Account.


2. Significant Accounting Policies

  The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
  (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Effective April 1, 2009, as further described in Note 3 of the financial statements the Variable Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Variable Account.

  Investments:

  The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

  Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

  Due to and Due From:

  Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by Contractowners.

  Contract Payments and Transfers:

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


2. Significant Accounting Policies (Concluded)

  Payments received from Contractowners represent Contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

  Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that Contractowners have directed to be moved among funds including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

  Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges, if applicable.

  Taxes:

  The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Fair Value Disclosures:

  Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

  Level 1 -- Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

  Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

  Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

  All investment and receivable assets of each variable investment option of the Variable Account are classified as Level 1. As described in Note 1 to the financial statements, the Variable Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The variable investment options may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

  As of December 31, 2009, the Variable Account did not hold any investments with significant unobservable inputs (Level 3).


4. Related Party Transactions

  Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

  Investment Manager and Advisors:

  The Variable Account assets of each variable investment option are invested in shares of the corresponding mutual fund portfolios of the EQAT and VIP Trusts. Shares are offered by the trust at net asset value. Shares which the variable investment options are invested are in

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


4. Related Party Transactions (Concluded)

  either one of two classes. Both classes are subject to fees for investment management and advisory services and other trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (here in, the "Rule 12b-1") adopted by EQAT and VIP Trusts. Rule 12b-1 provides that the EQAT and VIP Trusts, on behalf of each variable portfolio may charge a maximum annual distribution and/or service 12b-1 fee of 0.50% of the average daily net assets of the portfolio attributable to its Class B shares in respect to the activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Funds and the total returns of the investment options, but are not included in the expense or expense ratios of the investment options.

  AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.07% to a high of 1.08% of the average daily net assets of the portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

  Contract Distribution and Principal Underwriter:

  AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Annuity Policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

  The Variable Annuity Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


5. Purchases and Sales of Invesments

  The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:



                                                                           Cost of          Proceeds from
                                                                       Shares Acquired     Shares Redeemed
                                                                      -----------------   ----------------
AIM V.I. Financial Services........................................      $   260,851         $   234,928
AIM V.I. Global Health Care........................................          262,815             856,944
AIM V.I. Technology................................................          444,215             404,018
All Asset Allocation...............................................        8,900,977          28,099,015
AXA Aggressive Allocation..........................................        1,441,859             542,389
AXA Conservative Allocation........................................        2,403,016           1,415,255
AXA Conservative-Plus Allocation...................................        2,080,666           2,459,967
AXA Moderate Allocation............................................        8,243,897           5,061,859
AXA Moderate-Plus Allocation.......................................        5,169,536           2,439,897
Dreyfus Stock Index Fund, Inc......................................        2,203,653           6,016,134
EQ/AllianceBernstein Small Cap Growth..............................          271,950             859,961
EQ/BlackRock Basic Value Equity....................................        2,094,481           3,142,675
EQ/Boston Advisors Equity Income...................................        1,269,370           6,011,364
EQ/Calvert Socially Responsible....................................           63,605             510,506
EQ/Capital Guardian Research.......................................          505,592           1,981,873
EQ/Core Bond Index.................................................       47,532,762          15,012,615
EQ/Equity Growth PLUS..............................................          260,079           2,805,406
EQ/GAMCO Mergers and Acquisitions..................................          507,029           1,991,646
EQ/GAMCO Small Company Value.......................................        4,364,863          28,644,108
EQ/Global Multi-Sector Equity......................................        1,024,708           2,102,430
EQ/Intermediate Government Bond Index..............................       39,646,561           3,379,335
EQ/International Growth............................................          953,927           3,930,054
EQ/Large Cap Value PLUS............................................          251,575           1,032,303
EQ/Lord Abbett Growth and Income...................................        1,712,224           6,825,173
EQ/Mid Cap Index...................................................        1,312,292           4,259,569
EQ/Mid Cap Value PLUS..............................................       44,337,841           2,988,818
EQ/Money Market....................................................       45,930,265          62,724,157
EQ/Montag & Caldwell Growth........................................        2,821,368          16,891,546
EQ/PIMCO Ultra Short Bond..........................................        9,701,787           7,725,099
EQ/Quality Bond PLUS...............................................       21,113,334           1,513,677
EQ/Small Company Index.............................................          411,356           1,197,615
EQ/T. Rowe Price Growth Stock......................................        1,302,941           8,458,141
EQ/UBS Growth and Income...........................................        1,647,939           7,401,992
EQ/Van Kampen Mid Cap Growth.......................................        1,981,829           4,172,836
Fidelity VIP Contrafund(R).........................................        1,782,515           9,415,604
Franklin Income Securities.........................................        5,110,579          10,297,787
Franklin Rising Dividends Securities...............................          571,486           2,253,924
Franklin Zero Coupon 2010..........................................          941,604           2,082,175
Janus Aspen Series Balanced........................................        2,178,469           7,176,816
Janus Aspen Series Enterprise......................................          597,170           2,814,403
Janus Aspen Series Forty...........................................        3,895,075           6,946,250
Janus Aspen Series Overseas........................................        3,238,940           7,073,173
Janus Aspen Series Worldwide.......................................        1,298,356           3,171,311
MFS(R) Utilities Series............................................        1,146,153           1,934,533
Multimanager Multi-Sector Bond.....................................        1,850,662           2,463,007
Multimanager Small Cap Growth......................................          800,718           5,070,448
Oppenheimer Global Securities Fund/VA..............................        1,772,318           6,443,418
PIMCO Global Bond (Unhedged).......................................        4,037,223           5,899,525
ProFund VP Bear....................................................        2,419,349           3,512,573
ProFund VP Rising Rates Opportunity................................          650,209             784,248
ProFund VP UltraBull...............................................        2,912,459           2,713,548
The Universal Institutional Funds, Inc. Global Value Equity........          568,633           1,239,766

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


6. Reorganizations

  In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


--------------------------------------------------------------------------------------------

 September 11, 2009          Removed Portfolio                 Surviving Portfolio
--------------------------------------------------------------------------------------------
                             EQ/Lord Abbett Mid Cap Value      EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------
 Shares - Class A             2,050,481
 Value - Class A            $      7.92
 Net Assets Before Merger   $16,236,289
 Net Assets After Merger    $        --
                             EQ/Van Kampen Real Estate
 Shares - Class A             2,344,983                         3,712,775
 Value - Class A            $      5.48                       $      7.83
 Net Assets Before Merger   $12,845,988                       $        --
 Net Assets After Merger    $        --                       $29,082,277
--------------------------------------------------------------------------------------------
 September 11, 2009          EQ/Short Duration Bond            EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------------------
 Shares - Class B               481,322                         2,341,353
 Value - Class B            $      9.13                       $      9.95
 Net Assets Before Merger   $ 4,392,570                       $18,897,735
 Net Assets After Merger    $        --                       $23,290,305
--------------------------------------------------------------------------------------------
 September 25, 2009          EQ/Long Term Bond                 EQ/Core Bond Index
--------------------------------------------------------------------------------------------
 Shares - Class A             2,124,118
 Value - Class A            $     12.74
 Net Assets Before Merger   $27,059,171
 Net Assets After Merger    $        --
                             EQ/Bond Index
 Shares - Class A             1,356,135                         7,810,464
 Value - Class A            $     10.44                       $      9.62
 Net Assets Before Merger   $14,163,385                       $33,952,089
 Net Assets After Merger    $        --                       $75,174,645
--------------------------------------------------------------------------------------------
                             EQ/Caywood Scholl High
 September 25, 2009          Yield Bond                        EQ/Quality Bond Plus
--------------------------------------------------------------------------------------------
 Shares - Class B           $ 5,073,454                       $ 2,198,834
 Value - Class B            $      3.99                       $      9.19
 Net Assets Before Merger   $20,201,031                       $        --
 Net Assets After Merger    $        --                       $20,201,031
--------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


6. Reorganizations (Concluded)


--------------------------------------------------------------------------------------------

 September 25, 2009          Removed Portfolio             Surviving Portfolio
--------------------------------------------------------------------------------------------
                                                           EQ/Intermediate Government
                             EQ/Government Securities      Bond Index
--------------------------------------------------------------------------------------------
 Shares - Class A             3,485,020                     3,858,692
 Value - Class A            $     10.81                   $      9.76
 Net Assets Before Merger   $37,655,763                   $        --
 Net Assets After Merger    $        --                   $37,655,763
--------------------------------------------------------------------------------------------

7. Financial Highlights

  The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

  Financial highlights for the years ended December 31, 2009, 2008, 2007, 2006 and 2005 are presented in the same table. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts:
  An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2005 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to Contractowners within each subaccount.

  The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

  Contractowner Charges:

  Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the subaccounts, and ranges from a low of 1.20% to a high of 2.85%.

  Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

  Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. The charge would be deducted from the fund value.

  Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


                                                                                 At December 31,
                                                       -------------------------------------------------------------------
                                                                                      Units
                                                                                   Outstanding
                                                       -------------------------------------------------------------------
                                                           2009         2008          2007          2006          2005
                                                       ------------ ------------ ------------- ------------- -------------
AIM V.I. Financial Services...........................    200,660      199,613       222,968       249,434       260,439
AIM V.I. Global Health Care...........................    249,908      307,584       358,618       425,878       464,986
AIM V.I. Technology...................................    146,774      139,367       169,357       197,609       200,307
All Asset Allocation (e)..............................  6,557,849    7,863,894    10,167,790    13,007,602    16,217,357
AXA Aggressive Allocation (q).........................    335,517      235,307       135,252            --            --
AXA Conservative Allocation (q).......................    433,845      347,988        82,558            --            --
AXA Conservative-Plus Allocation (q)..................    395,335      458,922       213,813            --            --
AXA Moderate Allocation (q)...........................  1,723,765    1,443,612       551,332            --            --
AXA Moderate-Plus Allocation (q)......................  1,076,688      785,027       396,297            --            --
Dreyfus Stock Index Fund, Inc.........................  2,258,134    3,003,891     4,131,405     5,268,532     6,734,123
EQ/AllianceBernstein Small Cap Growth (r) (ah)........    271,074      348,028       394,888            --            --
EQ/BlackRock Basic Value Equity (b) (g) (u)...........  1,052,628    1,197,831     1,554,889       364,189       334,495

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)


                                                                                    At December 31,
                                                         ----------------------------------------------------------------------
                                                                                         Units
                                                                                      Outstanding
                                                         ----------------------------------------------------------------------
                                                             2009          2008          2007           2006           2005
                                                         -----------   -----------   ------------   ------------   ------------
EQ/Boston Advisors Equity Income (a)....................  1,739,915     2,276,526      3,114,393      3,910,943      4,657,351
EQ/Calvert Socially Responsible (b) (c) (k).............    340,255       412,531        501,836        596,768        111,380
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........    675,299       884,197      1,191,701         58,010         60,337
EQ/Core Bond Index (j) (o) (z) (am) (an)................  5,978,912     3,333,092      4,790,837      4,713,731             --
EQ/Equity Growth PLUS (b) (f)...........................  1,015,952     1,340,581      2,049,590      2,697,953      3,382,866
EQ/GAMCO Mergers and Acquisitions.......................    422,439       549,107        682,939        780,735        690,567
EQ/GAMCO Small Company Value............................  4,086,720     5,126,977      6,780,572      8,478,066     10,518,480
EQ/Global Multi-Sector Equity (j) (p)...................    382,966       440,734        538,107        573,647             --
EQ/Intermediate Government Bond Index (ao) (ar).........  2,805,897            --             --             --             --
EQ/International Growth.................................  1,208,149     1,503,172      1,999,613      2,429,300      2,612,697
EQ/Large Cap Value PLUS (s) (t) (ai)....................    323,331       405,390        533,572             --             --
EQ/Lord Abbett Growth and Income (j) (m)................  1,951,745     2,525,775      3,552,720      4,242,275             --
EQ/Mid Cap Index (j) (n) (y)............................  1,246,012     1,592,018      1,889,858      1,571,272             --
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................  2,523,054            --             --             --             --
EQ/Money Market (b) (h).................................  5,525,799     6,996,100      7,375,080      7,997,744      9,087,032
EQ/Montag & Caldwell Growth (i).........................  7,131,323     8,705,359     11,585,305     15,865,277     21,013,449
EQ/PIMCO Ultra Short Bond (al)..........................  1,731,192     1,595,325      1,352,777      1,647,715      2,137,878
EQ/Quality Bond PLUS (ap) (ar)..........................  1,133,905            --             --             --             --
EQ/Small Company Index (aa) (ab) (ah)...................    325,095       397,043        464,560             --             --
EQ/T. Rowe Price Growth Stock...........................  2,584,871     3,187,558      4,179,739      5,656,679      7,804,903
EQ/UBS Growth and Income................................  2,908,017     3,598,707      4,793,215      6,168,924      7,688,108
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............  1,622,706     1,878,129      2,478,156             --             --
Fidelity VIP Contrafund(R) (ae).........................  2,228,837     2,979,630      4,309,960      4,132,884      4,769,384
Franklin Income Securities (af) (ag)....................  2,443,480     3,062,465      4,025,398      2,071,679      1,770,152
Franklin Rising Dividends Securities....................    518,854       682,659        902,563        964,334        822,403
Franklin Zero Coupon 2010...............................    306,146       418,956        439,647        408,570        220,809
Janus Aspen Series Balanced.............................  1,470,007     1,954,684      2,761,884      3,539,301      4,375,862
Janus Aspen Series Enterprise...........................  1,419,916     1,722,276      2,242,169      2,826,266      3,502,925
Janus Aspen Series Forty................................  1,903,846     2,198,718      2,764,699      3,215,231      3,784,324
Janus Aspen Series Overseas.............................  1,173,478     1,421,233      1,774,337      1,931,589      1,950,299
Janus Aspen Series Worldwide............................  1,502,931     1,795,688      2,357,570      2,964,196      3,890,587
MFS(R) Utilities Series.................................    365,015       424,513        522,670        488,784        487,315
Multimanager Multi-Sector Bond (j) (l)..................    775,542       857,751      1,098,914      1,186,596             --
Multimanager Small Cap Growth...........................  1,556,729     1,969,095      2,630,167      3,449,771      4,076,837
Oppenheimer Global Securities Fund/VA...................    945,031     1,325,098      1,866,595      2,126,796      2,045,399
PIMCO Global Bond (Unhedged)............................    972,658     1,217,936      1,416,610      1,539,067      1,732,606
ProFund VP Bear.........................................     86,107       235,057         52,537         59,452         58,342
ProFund VP Rising Rates Opportunity.....................    692,637       707,830        831,925      1,029,723      1,146,354
ProFund VP UltraBull....................................    397,724       392,332        373,596        437,869        514,592
The Universal Institutional Funds, Inc. Global Value
Equity..................................................    276,755       374,220        510,390        603,039        670,119

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)


                                                                                  At December 31,
                                                         -----------------------------------------------------------------
                                                                                    Unit Value
                                                                                 Lowest to Highest
                                                         -----------------------------------------------------------------
                                                                    2009                       2008               2007
                                                         -------------------------- -------------------------- -----------
AIM V.I. Financial Services............................. $5.23        to $5.38      $4.15        to $4.35      $10.36
AIM V.I. Global Health Care............................. 11.90        to 12.15       9.43        to  9.79       13.37
AIM V.I. Technology.....................................  8.37        to 11.62       5.38        to  7.59        9.82
All Asset Allocation (e)................................ 10.01        to 10.92       8.03        to  8.91       11.67
AXA Aggressive Allocation (q)...........................  7.25        to  7.57       5.86        to  6.02        9.92
AXA Conservative Allocation (q).........................  9.47        to  9.87       8.87        to  9.10       10.25
AXA Conservative-Plus Allocation (q)....................  8.81        to  9.20       7.93        to  8.13       10.12
AXA Moderate Allocation (q).............................  8.45        to  8.81       7.43        to  7.62       10.12
AXA Moderate-Plus Allocation (q)........................  7.89        to  8.24       6.66        to  6.83       10.05
Dreyfus Stock Index Fund, Inc...........................                  8.27                       6.64
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........  9.19        to 10.96       6.84        to  8.29       12.47
EQ/BlackRock Basic Value Equity (b) (g) (u).............  9.25        to  9.84       7.30        to  7.65       11.84
EQ/Boston Advisors Equity Income (a).................... 11.37        to 11.51      10.32        to 10.62       15.43
EQ/Calvert Socially Responsible (b) (c) (k).............  7.93        to  8.39       6.23        to  6.49       11.71
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........ 10.56        to 11.80       8.24        to  9.07       14.02
EQ/Core Bond Index (j) (o) (z) (am) (an)................  9.42        to 12.68       9.41        to 12.47       10.61
EQ/Equity Growth PLUS (b) (f)...........................                  9.54                       7.57
EQ/GAMCO Mergers and Acquisitions....................... 11.61        to 12.61      10.24        to 10.94       12.23
EQ/GAMCO Small Company Value............................ 16.98        to 18.73      12.35        to 13.40       18.33
EQ/Global Multi-Sector Equity (j) (p)................... 23.22        to 24.73      15.64        to 16.93       37.02
EQ/Intermediate Government Bond Index (ao) (ar).........  9.98        to 11.73                         --          --
EQ/International Growth................................. 11.61        to 16.34       8.57        to 12.06       14.55
EQ/Large Cap Value PLUS (s) (t) (ai)....................  7.95        to  9.43       6.67        to  8.05       11.84
EQ/Lord Abbett Growth and Income (j) (m)................ 10.67        to 10.68       9.12        to  9.28       14.51
EQ/Mid Cap Index (j) (n) (y)............................ 11.08        to 11.50       8.35        to  8.52       16.90
EQ/Mid Cap Value PLUS (aj) (ak) (aq).................... 11.17        to 11.24                         --          --
EQ/Money Market (b) (h)................................. 10.09        to 10.84      10.35        to 10.94       10.41
EQ/Montag & Caldwell Growth (i)......................... 10.67        to 11.35       8.33        to  9.00       12.56
EQ/PIMCO Ultra Short Bond (al).......................... 10.29        to 12.55       9.81        to 11.76       10.52
EQ/Quality Bond PLUS (ap) (ar).......................... 15.05        to 22.44                         --          --
EQ/Small Company Index (aa) (ab) (ah)................... 13.40        to 14.38      10.91        to 11.51       16.99
EQ/T. Rowe Price Growth Stock...........................  8.28        to 37.48       5.88        to 26.61       10.32
EQ/UBS Growth and Income................................  9.99        to 11.29       7.63        to  8.77       12.88
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............  8.86        to 12.04       5.70        to  7.87       10.91
Fidelity VIP Contrafund(R) (ae).........................                 12.56                       9.38
Franklin Income Securities (af) (ag).................... 13.44        to 15.17      10.20        to 11.32       14.92
Franklin Rising Dividends Securities.................... 11.05        to 12.50       9.69        to 10.78       13.68
Franklin Zero Coupon 2010............................... 10.31        to 11.06      10.59        to 11.18       10.17
Janus Aspen Series Balanced.............................                 14.52                      11.69
Janus Aspen Series Enterprise...........................                  8.70                       6.09
Janus Aspen Series Forty................................ 15.07        to 15.45      10.45        to 10.89       18.98
Janus Aspen Series Overseas............................. 23.00        to 27.79      13.00        to 15.97       27.54
Janus Aspen Series Worldwide............................                  8.03                       5.91
MFS(R) Utilities Series................................. 21.34        to 23.19      16.48        to 17.62       27.20
Multimanager Multi-Sector Bond (j) (l)..................  9.40        to 12.05       8.80        to 11.10       11.81
Multimanager Small Cap Growth...........................  9.81        to 10.88       7.38        to  8.32       12.91
Oppenheimer Global Securities Fund/VA................... 15.93        to 18.04      11.76        to 13.10       20.28
PIMCO Global Bond (Unhedged)............................ 12.11        to 17.18      10.66        to 14.88       11.06
ProFund VP Bear.........................................  5.71        to  6.23       8.14        to  8.74        5.99
ProFund VP Rising Rates Opportunity.....................  5.91        to  6.98       4.60        to  5.34        7.63
ProFund VP UltraBull....................................  7.94        to  8.15       5.65        to  5.70       17.71
The Universal Institutional Funds, Inc. Global Value
Equity.................................................. 10.16        to 11.37       8.86        to 10.08       14.98

                                                                        At December 31,
                                                         ----------------------------------------------
                                                                           Unit Value
                                                                       Lowest to Highest
                                                         ----------------------------------------------
                                                               2007                  2006
                                                         ---------------- -----------------------------
AIM V.I. Financial Services.............................   to $11.03      $13.48        to $14.59
AIM V.I. Global Health Care.............................   to  14.11       12.10        to  12.98
AIM V.I. Technology.....................................   to  14.08        9.22        to  13.45
All Asset Allocation (e)................................   to  13.17       11.30        to  12.97
AXA Aggressive Allocation (q)...........................   to  10.02                           --
AXA Conservative Allocation (q).........................   to  10.35                           --
AXA Conservative-Plus Allocation (q)....................   to  10.22                           --
AXA Moderate Allocation (q).............................   to  10.21                           --
AXA Moderate-Plus Allocation (q)........................   to  10.14                           --
Dreyfus Stock Index Fund, Inc...........................       10.69                        10.30
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........   to  15.37                           --
EQ/BlackRock Basic Value Equity (b) (g) (u).............   to  12.20       12.05        to  12.20
EQ/Boston Advisors Equity Income (a)....................   to  16.14       15.06        to  16.01
EQ/Calvert Socially Responsible (b) (c) (k).............   to  11.99       10.75        to  10.82
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........   to  15.17                        11.50
EQ/Core Bond Index (j) (o) (z) (am) (an)................   to  13.82       10.56        to  13.54
EQ/Equity Growth PLUS (b) (f)...........................       12.85                        11.42
EQ/GAMCO Mergers and Acquisitions.......................   to  12.85       12.17        to  12.57
EQ/GAMCO Small Company Value............................   to  19.56       17.26        to  18.11
EQ/Global Multi-Sector Equity (j) (p)...................   to  40.75       26.32        to  29.45
EQ/Intermediate Government Bond Index (ao) (ar).........          --                           --
EQ/International Growth.................................   to  20.44       12.69        to  17.81
EQ/Large Cap Value PLUS (s) (t) (ai)....................   to  14.53                           --
EQ/Lord Abbett Growth and Income (j) (m)................   to  15.02       14.16        to  14.90
EQ/Mid Cap Index (j) (n) (y)............................   to  16.96       15.85        to  16.05
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................          --                           --
EQ/Money Market (b) (h).................................   to  10.81       10.20        to  10.42
EQ/Montag & Caldwell Growth (i).........................   to  13.81       10.52        to  11.76
EQ/PIMCO Ultra Short Bond (al)..........................   to  12.40        9.71        to  11.26
EQ/Quality Bond PLUS (ap) (ar)..........................          --                           --
EQ/Small Company Index (aa) (ab) (ah)...................   to  17.65                           --
EQ/T. Rowe Price Growth Stock...........................   to  46.62        9.75        to  44.03
EQ/UBS Growth and Income................................   to  15.05       12.89        to  15.31
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............   to  15.33                           --
Fidelity VIP Contrafund(R) (ae).........................       16.57                        14.29
Franklin Income Securities (af) (ag)....................   to  16.29       14.80        to  15.89
Franklin Rising Dividends Securities....................   to  14.96       14.47        to  15.56
Franklin Zero Coupon 2010...............................   to  10.55        9.65        to   9.85
Janus Aspen Series Balanced.............................       14.08                        12.91
Janus Aspen Series Enterprise...........................       10.97                         9.11
Janus Aspen Series Forty................................   to  20.12       14.06        to  15.15
Janus Aspen Series Overseas.............................   to  34.39       21.78        to  27.64
Janus Aspen Series Worldwide............................       10.83                        10.02
MFS(R) Utilities Series.................................   to  28.61       21.89        to  22.64
Multimanager Multi-Sector Bond (j) (l)..................   to  14.64       11.75        to  14.33
Multimanager Small Cap Growth...........................   to  14.79       12.60        to  14.68
Oppenheimer Global Securities Fund/VA...................   to  22.22       19.68        to  21.20
PIMCO Global Bond (Unhedged)............................   to  15.19       10.37        to  14.01
ProFund VP Bear.........................................   to   6.32        6.13        to   6.36
ProFund VP Rising Rates Opportunity.....................   to   8.71        8.28        to   9.30
ProFund VP UltraBull....................................   to  17.83       17.77        to  18.20
The Universal Institutional Funds, Inc. Global Value
Equity..................................................   to  17.34       14.22        to  16.73

                                                               At December 31,
                                                         ----------------------------
                                                                  Unit Value
                                                              Lowest to Highest
                                                         ----------------------------
                                                                     2005
                                                         ----------------------------
AIM V.I. Financial Services............................. $11.72        to $12.89
AIM V.I. Global Health Care.............................  11.64        to  12.69
AIM V.I. Technology.....................................   8.45        to  12.53
All Asset Allocation (e)................................  10.38        to  12.11
AXA Aggressive Allocation (q)...........................                      --
AXA Conservative Allocation (q).........................                      --
AXA Conservative-Plus Allocation (q)....................                      --
AXA Moderate Allocation (q).............................                      --
AXA Moderate-Plus Allocation (q)........................                      --
Dreyfus Stock Index Fund, Inc...........................                    9.04
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........                      --
EQ/BlackRock Basic Value Equity (b) (g) (u).............  10.21        to  10.25
EQ/Boston Advisors Equity Income (a)....................  13.14        to  14.20
EQ/Calvert Socially Responsible (b) (c) (k).............  10.40        to  10.50
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........                   10.36
EQ/Core Bond Index (j) (o) (z) (am) (an)................                      --
EQ/Equity Growth PLUS (b) (f)...........................                   10.58
EQ/GAMCO Mergers and Acquisitions.......................  11.16        to  11.35
EQ/GAMCO Small Company Value............................  14.94        to  15.43
EQ/Global Multi-Sector Equity (j) (p)...................                      --
EQ/Intermediate Government Bond Index (ao) (ar).........                      --
EQ/International Growth.................................  10.24        to  14.35
EQ/Large Cap Value PLUS (s) (t) (ai)....................                      --
EQ/Lord Abbett Growth and Income (j) (m)................                      --
EQ/Mid Cap Index (j) (n) (y)............................                      --
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................                      --
EQ/Money Market (b) (h).................................  10.02        to  10.07
EQ/Montag & Caldwell Growth (i).........................   9.87        to  11.21
EQ/PIMCO Ultra Short Bond (al)..........................   9.95        to  11.35
EQ/Quality Bond PLUS (ap) (ar)..........................                      --
EQ/Small Company Index (aa) (ab) (ah)...................                      --
EQ/T. Rowe Price Growth Stock...........................  10.30        to  46.43
EQ/UBS Growth and Income................................  11.43        to  13.80
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............                      --
Fidelity VIP Contrafund(R) (ae).........................                   12.98
Franklin Income Securities (af) (ag)....................  12.88        to  13.60
Franklin Rising Dividends Securities....................  12.70        to  13.45
Franklin Zero Coupon 2010...............................   9.70        to   9.74
Janus Aspen Series Balanced.............................                   11.82
Janus Aspen Series Enterprise...........................                    8.13
Janus Aspen Series Forty................................  13.04        to  14.29
Janus Aspen Series Overseas.............................  15.03        to  19.40
Janus Aspen Series Worldwide............................                    8.59
MFS(R) Utilities Series.................................  17.16        to  17.46
Multimanager Multi-Sector Bond (j) (l)..................                      --
Multimanager Small Cap Growth...........................  11.57        to  13.70
Oppenheimer Global Securities Fund/VA...................  17.25        to  18.28
PIMCO Global Bond (Unhedged)............................  10.20        to  13.55
ProFund VP Bear.........................................   6.81        to   6.96
ProFund VP Rising Rates Opportunity.....................   7.74        to   8.55
ProFund VP UltraBull....................................  14.62        to  15.21
The Universal Institutional Funds, Inc. Global Value
Equity..................................................  11.87        to  14.20

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)


                                                                                At December 31,
                                                         --------------------------------------------------------------
                                                                                   Net Assets
                                                                                    (000)'s
                                                         --------------------------------------------------------------
                                                            2009         2008         2007         2006         2005
                                                         ----------   ----------   ----------   ----------   ----------
AIM V.I. Financial Services.............................  $  1,044     $    829     $  2,325     $  3,407     $  3,111
AIM V.I. Global Health Care.............................     2,832        2,782        4,630        5,016        5,303
AIM V.I. Technology.....................................     1,246          769        1,722        1,917        1,782
All Asset Allocation (e)................................   168,046      157,228      285,185      348,830      401,396
AXA Aggressive Allocation (q)...........................     2,520        1,408        1,352           --           --
AXA Conservative Allocation (q).........................     4,264        3,158          853           --           --
AXA Conservative-Plus Allocation (q)....................     3,615        3,718        2,181           --           --
AXA Moderate Allocation (q).............................    15,081       10,963        5,623           --           --
AXA Moderate-Plus Allocation (q)........................     8,799        5,338        4,006           --           --
Dreyfus Stock Index Fund, Inc...........................    18,695       19,950       44,168       54,242       60,838
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........     2,479        2,379        4,956           --           --
EQ/BlackRock Basic Value Equity (b) (g) (u).............    10,190        9,049       18,819        4,430        3,417
EQ/Boston Advisors Equity Income (a)....................    18,501       22,134       45,485       56,007       58,389
EQ/Calvert Socially Responsible (b) (c) (k).............     2,231        2,116        4,692        4,971        1,158
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........     6,063        6,126       13,503          667          625
EQ/Core Bond Index (j) (o) (z) (am) (an)................    70,353       40,180       64,255       62,104           --
EQ/Equity Growth PLUS (b) (f)...........................     9,701       10,150       26,335       30,801       35,796
EQ/GAMCO Mergers and Acquisitions.......................     5,293        6,002        8,820        9,889        7,901
EQ/GAMCO Small Company Value............................   135,849      118,740      224,515      261,855      279,022
EQ/Global Multi-Sector Equity (j) (p)...................     8,841        6,887       20,069       15,310           --
EQ/Intermediate Government Bond Index (ao) (ar).........    34,719           --           --           --           --
EQ/International Growth.................................    16,271       14,809       33,129       34,960       30,532
EQ/Large Cap Value PLUS (s) (t) (ai)....................     5,744        5,685       12,416           --           --
EQ/Lord Abbett Growth and Income (j) (m)................    20,098       22,318       50,253       58,890           --
EQ/Mid Cap Index (j) (n) (y)............................    13,736       13,083       31,063       24,229           --
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................    28,331           --           --           --           --
EQ/Money Market (b) (h).................................    59,525       76,273       79,635       83,239       92,980
EQ/Montag & Caldwell Growth (i).........................    72,674       69,380      139,566      160,312      199,621
EQ/PIMCO Ultra Short Bond (al)..........................    21,202       18,383       16,469       18,275       23,974
EQ/Quality Bond PLUS (ap) (ar)..........................    19,160           --           --           --           --
EQ/Small Company Index (aa) (ab) (ah)...................     4,945        4,768        8,646           --           --
EQ/T. Rowe Price Growth Stock...........................    43,220       36,684       82,423      102,878      146,870
EQ/UBS Growth and Income................................    29,160       27,664       62,337       80,414       89,065
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............    16,330       12,251       31,984           --           --
Fidelity VIP Contrafund(R) (ae).........................    27,985       27,951       71,408       59,086       61,925
Franklin Income Securities (af) (ag)....................    35,774       33,661       63,900       32,424       23,774
Franklin Rising Dividends Securities....................     6,250        7,147       13,210       14,729       10,888
Franklin Zero Coupon 2010...............................     3,377        4,686        4,657        4,054        2,173
Janus Aspen Series Balanced.............................    21,345       22,852       38,887       45,702       51,721
Janus Aspen Series Enterprise...........................    12,354       10,488       24,591       25,751       28,469
Janus Aspen Series Forty................................    24,665       19,631       44,685       38,046       40,810
Janus Aspen Series Overseas.............................    27,253       18,742       49,896       43,172       30,254
Janus Aspen Series Worldwide............................    12,076       10,620       25,539       29,663       33,387
MFS(R) Utilities Series.................................     7,955        7,085       14,299       10,600        8,177
Multimanager Multi-Sector Bond (j) (l)..................     9,049        9,247       15,707       16,661           --
Multimanager Small Cap Growth...........................    18,483       17,699       42,129       54,910       60,745
Oppenheimer Global Securities Fund/VA...................    16,465       16,888       40,551       44,242       36,720
PIMCO Global Bond (Unhedged)............................    16,189       17,607       20,919       20,967       22,862
ProFund VP Bear.........................................       537        2,073          331          377          406
ProFund VP Rising Rates Opportunity.....................     4,745        3,726        7,119        9,337        9,526
ProFund VP UltraBull....................................     3,376        2,312        6,827        8,093        7,893
The Universal Institutional Funds, Inc. Global Value
Equity..................................................     2,738        3,236        7,528        8,469        7,911

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)

----------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Equity Growth PLUS was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(i) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi to Cap Growth on September 9, 2005.
(j)  Units were made available for sale on November 3, 2006.
(k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(l) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(n) EQ/Mid Cap Index was substituted for Old Mutual Mid to Cap on November 3, 2006.
(o)  EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
     2006.
(p) EQ/Global Multi-Sector Equity was substituted for Van Kampen Emerging Markets Equity on November 3, 2006.
(q)  Units were made available for sale on June 15, 2007.
(r) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(s) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(t) EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007.
(u) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(v) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(w) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007.
(x) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(y) EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007.
(z) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Bond on November 16, 2007.
(aa) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007.
(ab) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(ac) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007.
(ad) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(ae) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007.
(af) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007.
(ag) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007.
(ah) Units were made available for sale on August 17, 2007.
(ai) Units were made available for sale on November 16, 2007.
(aj) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(ak) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(al) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(am) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(an) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(ao) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(ap) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(aq) Units were made available for sale on September 14, 2009.
(ar) Units were made available for sale on September 28, 2009.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)


                                                                                At December 31,
                                                         --------------------------------------------------------------
                                                                                   Investment
                                                                                 Income Ratio*
                                                         --------------------------------------------------------------
                                                            2009         2008         2007         2006         2005
                                                         ----------   ----------   ----------   ----------   ----------
AIM V.I. Financial Services.............................     3.53%        2.51%        1.64%        1.58%        1.41%
AIM V.I. Global Health Care.............................     0.34           --           --           --           --
AIM V.I. Technology.....................................       --           --           --           --           --
All Asset Allocation (e)................................     2.01         2.02         3.27         2.59         2.66
AXA Aggressive Allocation (q)...........................     1.21         1.76         4.81           --           --
AXA Conservative Allocation (q).........................     2.50         6.29         6.65           --           --
AXA Conservative-Plus Allocation (q)....................     1.62         4.71         4.90           --           --
AXA Moderate Allocation (q).............................     1.50         4.60         6.20           --           --
AXA Moderate-Plus Allocation (q)........................     1.49         2.71         4.89           --           --
Dreyfus Stock Index Fund, Inc...........................     2.05         2.02         1.67         1.62         1.58
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........     0.16         0.01           --           --           --
EQ/BlackRock Basic Value Equity (b) (g) (u).............     2.56         1.52         3.12         1.35         0.89
EQ/Boston Advisors Equity Income (a)....................     2.37         2.06         1.64         1.64         1.34
EQ/Calvert Socially Responsible (b) (c) (k).............     0.42         0.38         0.38           --           --
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........     1.37         1.03         7.18         0.83         0.75
EQ/Core Bond Index (j) (o) (z) (am) (an)................     3.98         3.97         5.12         4.42           --
EQ/Equity Growth PLUS (b) (f)...........................     0.81         0.76         0.15         0.15           --
EQ/GAMCO Mergers and Acquisitions.......................       --         0.46         0.64         1.98         0.65
EQ/GAMCO Small Company Value............................     0.39         0.49         0.38         0.78         0.40
EQ/Global Multi-Sector Equity (j) (p)...................     1.50         0.26         1.09         0.60           --
EQ/Intermediate Government Bond Index (ao) (ar).........     1.32           --           --           --           --
EQ/International Growth.................................     1.09         0.85         0.49         0.74         1.47
EQ/Large Cap Value PLUS (s) (t) (ai)....................     2.42         2.97         1.67           --           --
EQ/Lord Abbett Growth and Income (j) (m)................     0.91         1.44         1.25         0.78           --
EQ/Mid Cap Index (j) (n) (y)............................     1.32         0.95           --         0.26           --
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................     1.22           --           --           --           --
EQ/Money Market (b) (h).................................     0.24         2.34         4.86         4.62         1.08
EQ/Montag & Caldwell Growth (i).........................     0.37         0.17         0.17         0.17         0.25
EQ/PIMCO Ultra Short Bond (al)..........................     1.03         2.76         2.39         3.12         1.66
EQ/Quality Bond PLUS (ap) (ar)..........................     2.61           --           --           --           --
EQ/Small Company Index (aa) (ab) (ah)...................     1.58         0.96         4.15           --           --
EQ/T. Rowe Price Growth Stock...........................       --           --         0.07           --           --
EQ/UBS Growth and Income................................     0.78         1.07         0.71         0.69         0.64
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............       --           --           --           --           --
Fidelity VIP Contrafund(R) (ae).........................     1.22         0.76         0.90         1.09         0.20
Franklin Income Securities (af) (ag)....................     8.10         5.37         3.16         3.44         3.56
Franklin Rising Dividends Securities....................     1.44         1.80         2.41         1.05         0.92
Franklin Zero Coupon 2010...............................     4.21         4.34         5.06         3.61         3.62
Janus Aspen Series Balanced.............................     2.88         2.50         2.44         2.08         2.24
Janus Aspen Series Enterprise...........................       --         0.24         0.21           --           --
Janus Aspen Series Forty................................     0.03         0.02         0.29         0.29         0.17
Janus Aspen Series Overseas.............................     0.40         1.10         0.44         1.87         1.08
Janus Aspen Series Worldwide............................     1.40         0.43         0.73         1.70         1.34
MFS(R) Utilities Series.................................     4.93         1.61         0.93         2.01         0.59
Multimanager Multi-Sector Bond (j) (l)..................     4.69         8.86         7.52         6.91           --
Multimanager Small Cap Growth...........................       --           --           --           --           --
Oppenheimer Global Securities Fund/VA...................     2.10         1.40         1.20         0.85         0.80
PIMCO Global Bond (Unhedged)............................     2.90         3.36         3.00         3.32         2.51
ProFund VP Bear.........................................     0.12         1.53         3.74         1.28           --
ProFund VP Rising Rates Opportunity.....................     0.54         5.18         5.35         1.80           --
ProFund VP UltraBull....................................     1.33         1.90        11.29         0.38         0.10
The Universal Institutional Funds, Inc. Global Value
Equity..................................................     7.16         2.60         1.86         1.61         0.38

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)


                                                                                 At December 31,
                                                         ----------------------------------------------------------------
                                                                                 Expense Ratio**
                                                                                Lowest to Highest
                                                         ----------------------------------------------------------------
                                                                    2009                       2008               2007
                                                         -------------------------- -------------------------- ----------
AIM V.I. Financial Services............................. 1.20%        to 2.85%      1.20%        to 2.85%      1.20%
AIM V.I. Global Health Care............................. 1.20         to 2.85       1.20         to 2.85       1.20
AIM V.I. Technology..................................... 1.20         to 2.85       1.20         to 2.85       1.20
All Asset Allocation (e)................................ 1.20         to 2.85       1.20         to 2.85       1.20
AXA Aggressive Allocation (q)........................... 1.20         to 2.85       1.20         to 2.85       1.20
AXA Conservative Allocation (q)......................... 1.20         to 2.85       1.20         to 2.85       1.20
AXA Conservative-Plus Allocation (q).................... 1.20         to 2.85       1.20         to 2.85       1.20
AXA Moderate Allocation (q)............................. 1.20         to 2.85       1.20         to 2.85       1.20
AXA Moderate-Plus Allocation (q)........................ 1.20         to 2.85       1.20         to 2.85       1.20
Dreyfus Stock Index Fund, Inc...........................                 1.35                       1.35
EQ/AllianceBernstein Small Cap Growth (r) (ah).......... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/BlackRock Basic Value Equity (b) (g) (u)............. 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Boston Advisors Equity Income (a).................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Calvert Socially Responsible (b) (c) (k)............. 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........ 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Core Bond Index (j) (o) (z) (am) (an)................ 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Equity Growth PLUS (b) (f)...........................                 1.35                       1.35
EQ/GAMCO Mergers and Acquisitions....................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/GAMCO Small Company Value............................ 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Global Multi-Sector Equity (j) (p)................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Intermediate Government Bond Index (ao) (ar)......... 1.20         to 2.85                         --         --
EQ/International Growth................................. 1.25         to 1.35       1.25         to 1.35       1.25
EQ/Large Cap Value PLUS (s) (t) (ai).................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Lord Abbett Growth and Income (j) (m)................ 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Mid Cap Index (j) (n) (y)............................ 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Mid Cap Value PLUS (aj) (ak) (aq).................... 1.20         to 2.85                         --
EQ/Money Market (b) (h)................................. 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Montag & Caldwell Growth (i)......................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/PIMCO Ultra Short Bond (al).......................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Quality Bond PLUS (ap) (ar).......................... 1.25         to 1.35                         --
EQ/Small Company Index (aa) (ab) (ah)................... 1.20         to 2.85       1.20         to 2.85       1.20
EQ/T. Rowe Price Growth Stock........................... 1.25         to 1.35       1.25         to 1.35       1.25
EQ/UBS Growth and Income................................ 1.20         to 2.85       1.20         to 2.85       1.20
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah)............. 1.20         to 2.85       1.20         to 2.85       1.20
Fidelity VIP Contrafund(R) (ae).........................                 1.35                       1.35
Franklin Income Securities (af) (ag).................... 1.20         to 2.85       1.20         to 2.85       1.20
Franklin Rising Dividends Securities.................... 1.20         to 2.85       1.20         to 2.85       1.20
Franklin Zero Coupon 2010............................... 1.20         to 2.85       1.20         to 2.85       1.20
Janus Aspen Series Balanced.............................                 1.35                       1.35
Janus Aspen Series Enterprise...........................                 1.35                       1.35
Janus Aspen Series Forty................................ 1.20         to 2.85       1.20         to 2.85       1.20
Janus Aspen Series Overseas............................. 1.20         to 2.85       1.20         to 2.85       1.20
Janus Aspen Series Worldwide............................                 1.35                       1.35
MFS(R) Utilities Series................................. 1.20         to 2.85       1.20         to 2.85       1.20
Multimanager Multi-Sector Bond (j) (l).................. 1.20         to 2.85       1.20         to 2.85       1.20
Multimanager Small Cap Growth........................... 1.20         to 2.85       1.20         to 2.85       1.20
Oppenheimer Global Securities Fund/VA................... 1.20         to 2.85       1.20         to 2.85       1.20
PIMCO Global Bond (Unhedged)............................ 1.20         to 2.85       1.20         to 2.85       1.20
ProFund VP Bear......................................... 1.20         to 2.85       1.20         to 2.85       1.20
ProFund VP Rising Rates Opportunity..................... 1.20         to 2.85       1.20         to 2.85       1.20
ProFund VP UltraBull.................................... 1.20         to 2.85       1.20         to 2.85       1.20
The Universal Institutional Funds, Inc. Global Value
Equity.................................................. 1.20         to 2.85       1.20         to 2.85       1.20



                                                                                    At December 31,
                                                         ---------------------------------------------------------------------
                                                                                    Expense Ratio**
                                                                                   Lowest to Highest
                                                         ---------------------------------------------------------------------
                                                              2007                  2006                       2005
                                                         --------------- -------------------------- --------------------------
AIM V.I. Financial Services.............................   to 2.85%      1.20%        to 2.85%      1.20%        to 2.85%
AIM V.I. Global Health Care.............................   to 2.85       1.20         to 2.85       1.20         to 2.85
AIM V.I. Technology.....................................   to 2.85       1.20         to 2.85       1.20         to 2.85
All Asset Allocation (e)................................   to 2.85       1.20         to 2.85       1.20         to 2.85
AXA Aggressive Allocation (q)...........................   to 2.85                         --                         --
AXA Conservative Allocation (q).........................   to 2.85                         --                         --
AXA Conservative-Plus Allocation (q)....................   to 2.85                         --                         --
AXA Moderate Allocation (q).............................   to 2.85                         --                         --
AXA Moderate-Plus Allocation (q)........................   to 2.85                         --                         --
Dreyfus Stock Index Fund, Inc...........................      1.35                       1.35                       1.35
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........   to 2.85                         --                         --
EQ/BlackRock Basic Value Equity (b) (g) (u).............   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Boston Advisors Equity Income (a)....................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Calvert Socially Responsible (b) (c) (k).............   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........   to 2.85                       1.25                       1.25
EQ/Core Bond Index (j) (o) (z) (am) (an)................   to 2.85       1.20         to 2.85                         --
EQ/Equity Growth PLUS (b) (f)...........................      1.35                                                  1.35
EQ/GAMCO Mergers and Acquisitions.......................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/GAMCO Small Company Value............................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Global Multi-Sector Equity (j) (p)...................   to 2.85       1.20         to 2.85                         --
EQ/Intermediate Government Bond Index (ao) (ar).........        --                         --                         --
EQ/International Growth.................................   to 1.35       1.25         to 1.35       1.25         to 1.35
EQ/Large Cap Value PLUS (s) (t) (ai)....................   to 2.85                         --                         --
EQ/Lord Abbett Growth and Income (j) (m)................   to 2.85       1.20         to 2.85                         --
EQ/Mid Cap Index (j) (n) (y)............................   to 2.85       1.20         to 2.85                         --
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................        --                         --                         --
EQ/Money Market (b) (h).................................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Montag & Caldwell Growth (i).........................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/PIMCO Ultra Short Bond (al)..........................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Quality Bond PLUS (ap) (ar)..........................        --                         --                         --
EQ/Small Company Index (aa) (ab) (ah)...................   to 2.85                         --                         --
EQ/T. Rowe Price Growth Stock...........................   to 1.35       1.25         to 1.35       1.25         to 1.35
EQ/UBS Growth and Income................................   to 2.85       1.20         to 2.85       1.20         to 2.85
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............   to 2.85                         --                         --
Fidelity VIP Contrafund(R) (ae).........................      1.35                       1.35                       1.35
Franklin Income Securities (af) (ag)....................   to 2.85       1.20         to 2.85       1.20         to 2.85
Franklin Rising Dividends Securities....................   to 2.85       1.20         to 2.85       1.20         to 2.85
Franklin Zero Coupon 2010...............................   to 2.85       1.20         to 2.85       1.20         to 2.85
Janus Aspen Series Balanced.............................      1.35                       1.35                       1.35
Janus Aspen Series Enterprise...........................      1.35                       1.35                       1.35
Janus Aspen Series Forty................................   to 2.85       1.20         to 2.85       1.20         to 2.85
Janus Aspen Series Overseas.............................   to 2.85       1.20         to 2.85       1.20         to 2.85
Janus Aspen Series Worldwide............................      1.35                       1.35                       1.35
MFS(R) Utilities Series.................................   to 2.85       1.20         to 2.85       1.20         to 2.85
Multimanager Multi-Sector Bond (j) (l)..................   to 2.85       1.20         to 2.85                         --
Multimanager Small Cap Growth...........................   to 2.85       1.20         to 2.85       1.20         to 2.85
Oppenheimer Global Securities Fund/VA...................   to 2.85       1.20         to 2.85       1.20         to 2.85
PIMCO Global Bond (Unhedged)............................   to 2.85       1.20         to 2.85       1.20         to 2.85
ProFund VP Bear.........................................   to 2.85       1.20         to 2.85       1.20         to 2.85
ProFund VP Rising Rates Opportunity.....................   to 2.85       1.20         to 2.85       1.20         to 2.85
ProFund VP UltraBull....................................   to 2.85       1.20         to 2.85       1.20         to 2.85
The Universal Institutional Funds, Inc. Global Value
Equity..................................................   to 2.85       1.20         to 2.85       1.20         to 2.85

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2009


7. Financial Highlights (Continued)


                                                                                At December 31,
                                                         -------------------------------------------------------------
                                                                                Total Return***
                                                                               Lowest to Highest
                                                         -------------------------------------------------------------
                                                                     2009                           2008
                                                         ---------------------------- --------------------------------
AIM V.I. Financial Services.............................  23.68%       to  26.02%      (60.56%)       to  (59.94%)
AIM V.I. Global Health Care.............................  24.11        to  26.19       (30.62)        to  (29.47)
AIM V.I. Technology.....................................  53.10        to  55.58       (46.09)        to  (45.21)
All Asset Allocation (e)................................  22.56        to  24.66       (32.35)        to  (31.19)
AXA Aggressive Allocation (q)...........................  23.72        to  25.75       (40.93)        to  (39.92)
AXA Conservative Allocation (q).........................   6.76        to   8.46       (13.46)        to  (12.08)
AXA Conservative-Plus Allocation (q)....................  11.10        to  13.16       (21.64)        to  (20.45)
AXA Moderate Allocation (q).............................  13.73        to  15.62       (26.58)        to  (25.37)
AXA Moderate-Plus Allocation (q)........................  18.47        to  20.64       (33.73)        to  (32.64)
Dreyfus Stock Index Fund, Inc...........................                   24.55                          (37.89)
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........  32.21        to  34.36       (46.06)        to  (45.15)
EQ/BlackRock Basic Value Equity (b) (g) (u).............  26.71        to  28.63       (38.34)        to  (37.30)
EQ/Boston Advisors Equity Income (a)....................   8.38        to  10.17       (34.20)        to  (33.12)
EQ/Calvert Socially Responsible (b) (c) (k).............  27.29        to  29.28       (46.80)        to  (45.87)
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........  28.16        to  30.10       (41.23)        to  (40.21)
EQ/Core Bond Index (j) (o) (z) (am) (an)................   0.11        to   1.68       (11.31)        to   (9.77)
EQ/Equity Growth PLUS (b) (f)...........................                   26.02                          (41.09)
EQ/GAMCO Mergers and Acquisitions.......................  13.38        to  15.27       (16.27)        to  (14.86)
EQ/GAMCO Small Company Value............................  37.49        to  39.78       (32.62)        to  (31.49)
EQ/Global Multi-Sector Equity (j) (p)...................  46.07        to  48.47       (58.45)        to  (57.75)
EQ/Intermediate Government Bond Index (ao) (ar).........  (1.29)       to  (0.76)          --                 --
EQ/International Growth.................................  35.47        to  35.49       (41.10)        to  (41.00)
EQ/Large Cap Value PLUS (s) (t) (ai)....................  17.14        to  19.19       (44.60)        to  (43.67)
EQ/Lord Abbett Growth and Income (j) (m)................  15.09        to  17.00       (38.22)        to  (37.15)
EQ/Mid Cap Index (j) (n) (y)............................  32.69        to  34.98       (50.59)        to  (49.76)
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................   4.69        to   5.14           --                 --
EQ/Money Market (b) (h).................................  (2.51)       to  (0.91)       (0.58)        to     1.20
EQ/Montag & Caldwell Growth (i).........................  26.11        to  28.09       (34.83)        to  (33.68)
EQ/PIMCO Ultra Short Bond (al)..........................   4.89        to   6.72        (6.75)        to   (5.16)
EQ/Quality Bond PLUS (ap) (ar)..........................  (0.20)       to  (0.18)          --                 --
EQ/Small Company Index (aa) (ab) (ah)...................  22.82        to  24.93       (35.79)        to  (34.79)
EQ/T. Rowe Price Growth Stock...........................  40.82        to  40.85       (43.02)        to  (42.92)
EQ/UBS Growth and Income................................  28.73        to  30.93       (41.73)        to  (40.76)
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............  52.99        to  55.44       (48.66)        to  (47.75)
Fidelity VIP Contrafund(R) (ae).........................                   33.90                          (43.39)
Franklin Income Securities (af) (ag)....................  31.76        to  34.01       (31.64)        to  (30.51)
Franklin Rising Dividends Securities....................  14.04        to  15.96       (29.17)        to  (27.94)
Franklin Zero Coupon 2010...............................  (2.64)       to  (1.07)         4.13        to     5.97
Janus Aspen Series Balanced.............................                   24.21                          (16.97)
Janus Aspen Series Enterprise...........................                   42.86                          (44.48)
Janus Aspen Series Forty................................  41.87        to  44.21       (45.87)        to  (44.94)
Janus Aspen Series Overseas.............................  74.01        to  76.92       (53.56)        to  (52.80)
Janus Aspen Series Worldwide............................                   35.87                          (45.43)
MFS(R) Utilities Series.................................  29.49        to  31.61       (39.41)        to  (38.41)
Multimanager Multi-Sector Bond (j) (l)..................   6.82        to   8.56       (25.49)        to  (24.18)
Multimanager Small Cap Growth...........................  30.77        to  32.93       (43.75)        to  (42.84)
Oppenheimer Global Securities Fund/VA...................  35.46        to  37.71       (42.01)        to  (41.04)
PIMCO Global Bond (Unhedged)............................  13.60        to  15.46        (3.62)        to   (2.04)
ProFund VP Bear......................................... (29.85)       to (28.72)        35.89        to    38.29
ProFund VP Rising Rates Opportunity.....................  28.48        to  30.71       (39.71)        to  (38.69)
ProFund VP UltraBull....................................  40.53        to  42.98       (68.31)        to  (67.81)
The Universal Institutional Funds, Inc. Global Value
Equity..................................................  12.80        to  14.67       (41.87)        to  (40.85)

                                                                                      At December 31,
                                                         -------------------------------------------------------------------------
                                                                                      Total Return***
                                                                                     Lowest to Highest
                                                         -------------------------------------------------------------------------
                                                                       2007                           2006                2005
                                                         -------------------------------- ---------------------------- ----------
AIM V.I. Financial Services.............................  (24.40%)       to   (23.15%)     13.19%      to  15.02%        2.96%
AIM V.I. Global Health Care.............................    8.71         to    10.50        2.29       to   3.95         5.14
AIM V.I. Technology.....................................    4.68         to     6.51        7.34       to   9.11        (0.71)
All Asset Allocation (e)................................    1.54         to     3.27        7.10       to   8.86         2.11
AXA Aggressive Allocation (q)...........................   (3.41)        to    (2.43)                         --
AXA Conservative Allocation (q).........................    2.09         to     3.09                          --
AXA Conservative-Plus Allocation (q)....................    0.10         to     1.09                          --
AXA Moderate Allocation (q).............................   (0.20)        to     0.59                          --
AXA Moderate-Plus Allocation (q)........................   (1.57)        to    (0.78)                         --
Dreyfus Stock Index Fund, Inc...........................                        3.79                       13.94
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........    4.56         to     5.14                          --
EQ/BlackRock Basic Value Equity (b) (g) (u).............   (1.74)        to     0.00       17.56       to  19.49         1.18
EQ/Boston Advisors Equity Income (a)....................    0.81         to     2.46       12.75       to  14.61         3.20
EQ/Calvert Socially Responsible (b) (c) (k).............    8.93         to    10.81        2.38       to   4.04         2.54
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........   (1.68)        to    (1.43)                      11.00
EQ/Core Bond Index (j) (o) (z) (am) (an)................    0.47         to     2.07       (0.09)      to   0.22
EQ/Equity Growth PLUS (b) (f)...........................                       12.52                        7.94
EQ/GAMCO Mergers and Acquisitions.......................    0.49         to     2.23        9.05       to  10.75         1.64
EQ/GAMCO Small Company Value............................    6.20         to     8.01       15.53       to  17.37         1.36
EQ/Global Multi-Sector Equity (j) (p)...................   38.37         to    40.65        9.07       to   9.35
EQ/Intermediate Government Bond Index (ao) (ar).........     --                   --                          --
EQ/International Growth.................................   14.66         to    14.77                          --        11.55
EQ/Large Cap Value PLUS (s) (t) (ai)....................   (0.48)        to    (0.34)                         --
EQ/Lord Abbett Growth and Income (j) (m)................    0.81         to     2.47        2.83       to   3.13
EQ/Mid Cap Index (j) (n) (y)............................    5.30         to     7.00        2.43       to   2.72
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................     --                   --                          --
EQ/Money Market (b) (h).................................    2.06         to     3.74        1.80       to   3.48         0.20
EQ/Montag & Caldwell Growth (i).........................   17.43         to    19.39        4.91       to   6.59         2.47
EQ/PIMCO Ultra Short Bond (al)..........................    8.34         to    10.12       (2.41)      to  (0.79)       (1.97)
EQ/Quality Bond PLUS (ap) (ar)..........................     --                   --                          --
EQ/Small Company Index (aa) (ab) (ah)...................   (0.59)        to    (0.34)                         --
EQ/T. Rowe Price Growth Stock...........................    5.85         to     5.88       (5.34)      to  (5.17)        2.59
EQ/UBS Growth and Income................................   (1.70)        to    (0.08)       8.12       to  12.59         5.91
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............   10.53         to    11.21                          --
Fidelity VIP Contrafund(R) (ae).........................                       15.96                       10.09
Franklin Income Securities (af) (ag)....................    0.81         to     2.52       14.91       to  16.84        (1.23)
Franklin Rising Dividends Securities....................   (5.46)        to    (3.86)      13.85       to  15.69         0.47
Franklin Zero Coupon 2010...............................    5.39         to     7.11       (0.52)      to   1.13        (1.52)
Janus Aspen Series Balanced.............................                        9.06                        9.22
Janus Aspen Series Enterprise...........................                       20.42                       12.05
Janus Aspen Series Forty................................   32.81         to    34.99        6.02       to   7.82         9.42
Janus Aspen Series Overseas.............................   24.42         to    26.45       42.47       to  44.91        28.31
Janus Aspen Series Worldwide............................                        8.08                       16.65
MFS(R) Utilities Series.................................   24.26         to    26.37       27.56       to  29.67        13.57
Multimanager Multi-Sector Bond (j) (l)..................    0.51         to     2.16        1.29       to   1.49
Multimanager Small Cap Growth...........................    0.75         to     2.46        7.15       to   8.79         4.58
Oppenheimer Global Securities Fund/VA...................    3.05         to     4.81       14.09       to  15.97        10.86
PIMCO Global Bond (Unhedged)............................    6.65         to     8.42        1.67       to   3.39        (9.17)
ProFund VP Bear.........................................   (2.28)        to    (0.63)      (9.99)      to  (8.62)       (4.22)
ProFund VP Rising Rates Opportunity.....................   (7.85)        to    (6.34)       6.98       to   8.77       (10.42)
ProFund VP UltraBull....................................   (2.03)        to    (0.34)      19.66       to  21.55        (0.26)
The Universal Institutional Funds, Inc. Global Value
Equity..................................................    3.65         to     5.34       17.82       to  19.80        30.14

                                                         At December 31,
                                                         ---------------
                                                         Total Return***
                                                            Lowest to
                                                             Highest
                                                         ---------------
                                                              2005
                                                         ---------------
AIM V.I. Financial Services.............................   to  4.64%
AIM V.I. Global Health Care.............................   to  6.89
AIM V.I. Technology.....................................   to  0.96
All Asset Allocation (e)................................   to  3.90
AXA Aggressive Allocation (q)...........................         --
AXA Conservative Allocation (q).........................         --
AXA Conservative-Plus Allocation (q)....................         --
AXA Moderate Allocation (q).............................         --
AXA Moderate-Plus Allocation (q)........................         --
Dreyfus Stock Index Fund, Inc...........................       3.31
EQ/AllianceBernstein Small Cap Growth (r) (ah)..........         --
EQ/BlackRock Basic Value Equity (b) (g) (u).............   to  1.69
EQ/Boston Advisors Equity Income (a)....................   to  4.95
EQ/Calvert Socially Responsible (b) (c) (k).............   to  2.97
EQ/Capital Guardian Research (b) (d) (v) (w) (x)........       1.57
EQ/Core Bond Index (j) (o) (z) (am) (an)................         --
EQ/Equity Growth PLUS (b) (f)...........................       4.86
EQ/GAMCO Mergers and Acquisitions.......................   to  3.37
EQ/GAMCO Small Company Value............................   to  3.14
EQ/Global Multi-Sector Equity (j) (p)...................         --
EQ/Intermediate Government Bond Index (ao) (ar).........         --
EQ/International Growth.................................   to 11.59
EQ/Large Cap Value PLUS (s) (t) (ai)....................         --
EQ/Lord Abbett Growth and Income (j) (m)................         --
EQ/Mid Cap Index (j) (n) (y)............................         --
EQ/Mid Cap Value PLUS (aj) (ak) (aq)....................         --
EQ/Money Market (b) (h).................................   to  0.70
EQ/Montag & Caldwell Growth (i).........................   to  4.22
EQ/PIMCO Ultra Short Bond (al)..........................   to (0.44)
EQ/Quality Bond PLUS (ap) (ar)..........................         --
EQ/Small Company Index (aa) (ab) (ah)...................         --
EQ/T. Rowe Price Growth Stock...........................   to  2.68
EQ/UBS Growth and Income................................   to  7.63
EQ/Van Kampen Mid Cap Growth (ac) (ad) (ah).............         --
Fidelity VIP Contrafund(R) (ae).........................      15.28
Franklin Income Securities (af) (ag)....................   to  0.37
Franklin Rising Dividends Securities....................   to  2.20
Franklin Zero Coupon 2010...............................   to  0.21
Janus Aspen Series Balanced.............................       6.49
Janus Aspen Series Enterprise...........................      10.91
Janus Aspen Series Forty................................   to 11.17
Janus Aspen Series Overseas.............................   to 30.36
Janus Aspen Series Worldwide............................       4.50
MFS(R) Utilities Series.................................   to 15.48
Multimanager Multi-Sector Bond (j) (l)..................         --
Multimanager Small Cap Growth...........................   to  6.34
Oppenheimer Global Securities Fund/VA...................   to 12.70
PIMCO Global Bond (Unhedged)............................   to (7.70)
ProFund VP Bear.........................................   to (2.52)
ProFund VP Rising Rates Opportunity.....................   to (8.95)
ProFund VP UltraBull....................................   to  1.39
The Universal Institutional Funds, Inc. Global Value
Equity..................................................   to 32.27

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

DECEMBER 31, 2009


7. Financial Highlights (Concluded)

----------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Equity Growth PLUS was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(i) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi to Cap Growth on September 9, 2005.
(j)  Units were made available for sale on November 3, 2006.
(k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(l) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(n) EQ/Mid Cap Index was substituted for Old Mutual Mid to Cap on November 3, 2006.
(o)  EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
     2006.
(p) EQ/Global Multi-Sector Equity was substituted for Van Kampen Emerging Markets Equity on November 3, 2006.
(q)  Units were made available for sale on June 15, 2007.
(r) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(s) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(t) EQ/Large Cap Value PLUS was substituted for Premier VIT OpCap Managed on November 16, 2007.
(u) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(v) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(w) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007.
(x) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(y) EQ/Mid Cap Index was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007.
(z) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Bond on November 16, 2007.
(aa) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007.
(ab) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(ac) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007.
(ad) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(ae) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007.
(af) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007.
(ag) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007.
(ah) Units were made available for sale on August 17, 2007.
(ai) Units were made available for sale on November 16, 2007.
(aj) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(ak) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(al) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(am) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(an) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(ao) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(ap) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(aq) Units were made available for sale on September 14, 2009.
(ar) Units were made available for sale on September 28, 2009.

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense account, consisting primarily of mortality and expense charges, for each period. The ratio includes only those expenses that result in a direct reduction to a net asset value per Unit. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO FINANCIAL STATEMENTS AND SCHEDULES

                     MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm...................   F-1

Financial Statements:
   Balance Sheets, December 31, 2009 and December 31, 2008 ...............   F-2
   Statements of Earnings (Loss), Years Ended December 31,
     2009, 2008 and 2007..................................................   F-3
   Statements of Shareholder's Equity and Comprehensive Income (Loss),
     Years Ended December 31, 2009, 2008 and 2007.........................   F-4
   Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007........................................................   F-5
   Notes to Financial Statements..........................................   F-6

             Report of Independent Registered Public Accounting Firm


To the Board of Directors and Shareholder of MONY Life Insurance Company of America


In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of shareholder's equity and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2009 and 2008 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its methods of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes on January 1, 2007.





/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                                            MONY LIFE INSURANCE COMPANY OF AMERICA
                                                         BALANCE SHEETS
                                                   DECEMBER 31, 2009 AND 2008

                                                                                           2009              2008
                                                                                     ----------------- ------------------
                                                                                               (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value..............................  $        1,962.0  $      1,690.2
   Mortgage loans on real estate...................................................             149.1           176.2
   Policy loans....................................................................             124.6           122.4
   Other invested assets...........................................................              81.4            85.2
                                                                                     ----------------- ------------------
     Total investments.............................................................           2,317.1         2,074.0
Cash and cash equivalents..........................................................              56.9           115.9
Amounts due from reinsurers........................................................             135.8           174.8
Deferred policy acquisition costs..................................................             173.8           151.7
Value of business acquired.........................................................             147.5           222.4
Other assets.......................................................................              29.6            43.1
Separate Accounts' assets..........................................................           1,832.2         1,726.8
                                                                                     ----------------- ------------------

TOTAL ASSETS ......................................................................  $        4,692.9  $      4,508.7
                                                                                     ================= ==================

LIABILITIES
Policyholders' account balances....................................................  $        1,773.9  $      1,822.1
Future policy benefits and other policyholders liabilities.........................             360.1           397.3
Other liabilities..................................................................              37.0            66.1
Note payable to affiliate..........................................................              19.7            23.6
Income taxes payable...............................................................              99.9            22.4
Separate Accounts' liabilities.....................................................           1,832.2         1,726.8
                                                                                     ----------------- ------------------
     Total liabilities.............................................................           4,122.8         4,058.3
                                                                                     ----------------- ------------------
Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 13)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding..............................................               2.5             2.5
Capital in excess of par value.....................................................             511.8           510.8
Retained earnings..................................................................              66.8            55.5
Accumulated other comprehensive loss...............................................             (11.0)         (118.4)
                                                                                     ----------------- ------------------
     Total shareholder's equity....................................................             570.1           450.4
                                                                                     ----------------- ------------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY.........................................  $        4,692.9  $      4,508.7
                                                                                     ================= ==================



                       See Notes to Financial Statements.


                                             MONY LIFE INSURANCE COMPANY OF AMERICA
                                                  STATEMENTS OF EARNINGS (LOSS)
                                          YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                2009                2008                2007
                                                         ------------------- ------------------- --------------------
                                                                                (IN MILLIONS)
REVENUES
Variable life and investment-type product
    policy fee income..................................   $        129.5     $          147.4    $          160.7
Premiums...............................................             39.5                 44.6                45.8
Net investment income..................................            121.7                126.3               137.3
Investment losses, net:................................
   Total other-than-temporary impairment losses........            (52.7)               (38.4)              (19.8)
   Portion of loss recognized in other
    comprehensive income...............................               .2                  -                   -
                                                         ------------------- ------------------- --------------------
      Net impairment losses recognized.................            (52.5)               (38.4)              (19.8)
   Other investment losses, net........................             (3.0)                 (.4)               (2.2)
                                                         ------------------- ------------------- --------------------
      Total investment losses, net.....................            (55.5)               (38.8)              (22.0)
                                                         ------------------- ------------------- --------------------
Other income...........................................             10.8                 10.1                16.1
(Decrease) increase in fair value of
    reinsurance contracts..............................             (6.9)                 8.4                 -
                                                         ------------------- ------------------- --------------------
      Total revenues...................................            239.1                298.0               337.9
                                                         ------------------- ------------------- --------------------
BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits................................             84.0                119.6               100.1
Interest credited to policyholders' account balances...             70.8                 73.4                79.5
Compensation and benefits..............................             26.2                 29.1                21.4
Commissions............................................             30.8                 43.0                44.9
Interest expense.......................................              1.5                  1.7                 2.0
Amortization of deferred policy acquisition costs and
    value of business acquired.........................             23.4                 88.0                74.2
Capitalization of deferred policy acquisition costs....            (28.9)               (36.6)              (36.4)
Rent expense...........................................              3.8                  4.7                 3.6
Other operating costs and expenses.....................             25.8                 35.4                33.8
                                                         ------------------- ------------------- --------------------
      Total benefits and other deductions..............            237.4                358.3               323.1
                                                         ------------------- ------------------- --------------------
Earnings (loss) before income taxes....................              1.7                (60.3)               14.8
Income taxes benefit (expense).........................              3.2                 (5.8)               (1.1)
                                                         ------------------- ------------------- --------------------
Net Earnings (Loss)....................................   $          4.9     $          (66.1)   $           13.7
                                                         =================== =================== ====================




                       See Notes to Financial Statements.


                                             MONY LIFE INSURANCE COMPANY OF AMERICA
                               STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
                                          YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                             2009               2008               2007
                                                                       ----------------- ------------------ -------------------
                                                                                            (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year..............    $         2.5      $          2.5     $          2.5
                                                                       ----------------- ------------------ -------------------

Capital in excess of par value, beginning of year..................            510.8               501.7              498.5
Changes in capital in excess of par value..........................              1.0                 9.1                3.2
                                                                       ----------------- ------------------ -------------------
Capital in excess of par value, end of year........................            511.8               510.8              501.7
                                                                       ----------------- ------------------ -------------------

Retained earnings, beginning of year...............................             55.5               121.6              107.9
Net earnings (loss)................................................              4.9               (66.1)              13.7
Impact of implementing new accounting guidance, net of taxes.......              6.4                 -                  -
                                                                       ----------------- ------------------ -------------------
Retained earnings, end of year.....................................             66.8                55.5              121.6
                                                                       ----------------- ------------------ -------------------

Accumulated other comprehensive loss, beginning of year............           (118.4)              (26.5)             (11.1)
Impact of implementing new accounting guidance, net of taxes.......             (6.4)                -                  -
Other comprehensive income (loss)..................................            113.8               (91.9)             (15.4)
                                                                       ----------------- ------------------ -------------------
Accumulated other comprehensive loss, end of year..................            (11.0)             (118.4)             (26.5)
                                                                       ----------------- ------------------ -------------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR............................    $       570.1      $        450.4     $        599.3
                                                                       ================= ================== ===================

COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)...........................................         $         4.9      $        (66.1)    $         13.7
                                                                       ----------------- ------------------ -------------------

Change in unrealized gains (losses),
  net of reclassification adjustment..........................                 113.8               (91.9)             (15.4)
                                                                       ----------------- ------------------ -------------------
Other comprehensive income (loss).............................                 113.8               (91.9)             (15.4)
                                                                       ----------------- ------------------ -------------------
Comprehensive Income (Loss)...................................         $       118.7      $       (158.0)    $         (1.7)
                                                                       ================= ================== ===================



                       See Notes to Financial Statements.


                                             MONY LIFE INSURANCE COMPANY OF AMERICA
                                                    STATEMENTS OF CASH FLOWS
                                          YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                      2009              2008              2007
                                                                                ---------------  ----------------- -----------------
                                                                                                    (IN MILLIONS)

Net earnings (loss)............................................................ $         4.9     $        (66.1)   $          13.7
   Adjustments to reconcile net earnings (loss) to net cash (used in)
   provided by operating activities:
      Interest credited to policyholders' account balances.....................          70.8               73.4               79.5
      Variable life and investment-type product policy fee income..............        (129.5)            (147.4)            (160.7)
      Change in accrued investment income......................................            .7                1.0                2.1
      Investment losses, net...................................................          55.5               38.8               22.9
      Change in deferred policy acquisition costs and
        value of business acquired.............................................          (5.5)              51.4               37.8
      Change in fair value of guaranteed minimum income benefit
        reinsurance contract...................................................           6.9               (8.4)               -
      Change in future policy benefits.........................................          (4.8)              12.6               15.9
      Change in other policyholders liabilities................................          (4.3)              34.7               (8.0)
      Change in income tax payable.............................................          16.0               19.9               (3.7)
      Provision for depreciation and amortization..............................           5.7                6.7                7.7
      Dividend from AllianceBernstein..........................................           4.5                4.7                6.4
      Other, net...............................................................         (21.4)               8.0                7.4
                                                                                ---------------  ----------------- -----------------
Net cash (used in) provided by operating activities............................           (.5)              29.3               21.0
                                                                                ---------------  ----------------- -----------------
Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans...........         106.4              190.1              261.1
    Sales of investments.......................................................          93.4               30.7               69.0
    Purchases of investments...................................................        (265.8)            (128.4)            (260.4)
    Other, net.................................................................          (4.8)              (4.5)             (14.8)
                                                                                ---------------  ----------------- -----------------

Net cash (used in) provided by investing activities............................         (70.8)              87.9               54.9
                                                                                ---------------  ----------------- -----------------
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.................................................................         176.0              287.0              334.0
      Withdrawals and transfers to Separate Accounts...........................        (159.8)            (337.2)            (416.0)
   Repayments of note to affiliate.............................................          (3.9)              (3.6)              (3.4)
   Other, net  ................................................................           -                  -                  3.2
                                                                                ---------------  ----------------- -----------------

Net cash provided by (used in) financing activities............................          12.3              (53.8)             (82.2)
                                                                                ---------------  ----------------- -----------------

Change in cash and cash equivalents............................................         (59.0)              63.4               (6.3)
Cash and cash equivalents, beginning of year...................................         115.9               52.5               58.8
                                                                                ---------------  ----------------- -----------------

Cash and Cash Equivalents, End of Year......................................... $        56.9     $        115.9    $          52.5
                                                                                ===============  ================= =================
Supplemental cash flow information:
   Interest Paid............................................................... $         1.5     $          1.7    $           2.0
                                                                                ===============  ================= =================
Schedule of non-cash financing activities:
   Shared-based Programs....................................................... $         1.0     $           .7    $           3.1
                                                                                ===============  ================= =================


                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French parent company for an international group of insurance and related financial services companies.


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2009", "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

      The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

      As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities then held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6.4 million as of that date with a corresponding decrease to accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $13.6 million, that is the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was not changed as a result of the implementation of this guidance.

      (Loss) earnings from continuing operations, net of income taxes, and Net
      (loss) earnings attributable to MLOA for 2009 reflected increases of $0.2 million from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings, and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income for all periods subsequent to adoption of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

      Effective April 1, 2009, MLOA implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, MLOA concluded under previous guidance that markets for certain Commercial Mortgage-backed Securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on MLOA's results of operations or financial position. At December 31, 2009 and 2008, the fair value of MLOA's CMBS portfolio was $63.6 million and $100.8 million.

      Effective January 1, 2008, MLOA implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net loss of $0.6 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1.4 million, offset by a decrease in related DAC amortization of $0.4 million and a decrease of $0.4 million to deferred income taxes. This increase in the GMIB reinsurance contract's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

      Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective is to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

      On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to MLOA's annual impairment testing of other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions or inputs used to measure fair value for these impairment assessments.

      Effective December 31, 2008, MLOA adopted the new guidance for beneficial interests in securitized financial interests. The guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $125.7 million and $69.0 million, respectively, at December 31, 2009 and $139.8 million and $90.0 million, respectively, at December 31, 2008 were impacted by this amendment. Adoption of this new guidance did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2007, MLOA adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year financial statements, such as those of MLOA, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on MLOA's financial statements.

      Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, such as those of MLOA, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Earlier application is prohibited. Management is currently evaluating the impact this new guidance may have on MLOA.

      Investments
      -----------

      The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      As further described in Note 5, MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

      If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

      Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for the consolidation of VIEs are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet the guidance requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. Certain partnerships report their results on a one quarter lag basis.

      Equity securities include common stock classified as available for sale securities are carried at fair value and are included in Other invested assets.

      Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

      Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

      All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      --------------------------------------------------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes and amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

        Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
        Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
        Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

      At December 31, 2009, investments classified as Level 1 comprise approximately 49.1% of invested assets measured at fair value on a recurring basis and primarily include cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

      At December 31, 2009, investments classified as Level 2 comprise approximately 48.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

      Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $50.3 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

      At December 31, 2009, investments classified as Level 3 comprise approximately 2.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $32.5 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $69.1 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche for which limited trading continued. Consequently, MLOA instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third-party service. At December 31, 2009, MLOA continued to apply this methodology to produce a more representative measure of the fair values of these CMBS holdings in the circumstances.

      Level 3 also includes the GMIB reinsurance asset that is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect deterioration in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2009 to recognize incremental counterparty non-performance risk.

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

      The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

      The fair value for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with the purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      Amortization Policy. For variable life and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0% (1.8% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after eight quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

      The investment results of Separate Accounts, including unrealized (losses) gains on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2009, 2008 and 2007, investment results of such Separate Accounts were $393.9 million, $(835.3) million and $272.1 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

         o Management having the authority to approve the action commits the organization to a plan to sell the property.
         o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
         o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
         o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
         o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
         o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years in the period ended December 31, 2009 were not significant.

3)    INVESTMENTS

      Fixed Maturities and Equity Securities
      --------------------------------------

      The following table provides additional information relating to fixed maturities classified as available for sale; no equity securities were classified as available for sale at December 31, 2009 or 2008.

                                               AVAILABLE FOR SALE SECURITIES BY CLASSIFICATION

                                                                     GROSS            GROSS
                                                                  UNREALIZED       UNREALIZED                           OTTI
                                                AMORTIZED COST       GAINS           LOSSES         FAIR VALUE       IN AOCI(3)
                                               ----------------  ---------------- ---------------- ---------------- --------------
                                                                                 (IN MILLIONS)
DECEMBER 31, 2009:
------------------
Fixed Maturities:
   Corporate...............................      $    1,588.9    $       72.6     $       18.9     $    1,642.6     $        -
   U.S. Treasury, government
     and agency............................              71.5             1.1              2.2             70.4              -
   States and political subdivisions.......              19.4             -                1.3             18.1              -
   Foreign governments.....................               4.1              .1               .1              4.1              -
   Commercial mortgage-backed..............             120.2             -               56.7             63.5               .2
   Residential mortgage-backed (1).........              49.0             1.2              -               50.2              -
   Asset-backed (2)........................               9.7              .6               .1             10.2              -
   Redeemable preferred stock..............             123.4             -               20.5            102.9              -
                                               ----------------  ---------------- ---------------- ---------------- --------------
Total at December 31, 2009.................      $    1,986.2    $       75.6     $       99.8     $    1,962.0     $         .2
                                               ================  ================ ================ ================ ==============
December 31, 2008
-----------------
Fixed Maturities:
   Corporate...............................      $    1,565.7    $       10.7     $      150.5     $    1,425.9
   U.S. Treasury, government
     and agency............................              47.8             3.3              -               51.1
   States and political subdivisions.......               2.9             -                 .4              2.5
   Foreign governments.....................               4.1              .5              -                4.6
   Commercial mortgage-backed..............             149.7             -               48.9            100.8
   Residential mortgage-backed (1).........              17.9              .7              -               18.6
   Asset-backed (2)........................               9.8             -                2.0              7.8
   Redeemable preferred stock..............             136.7             -               57.8             78.9
                                               ----------------  ---------------- ---------------- ----------------
Total at December 31, 2008.................      $    1,934.6    $       15.2     $      259.6     $    1,690.2
                                               ================  ================ ================ ================

      (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
      (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
      (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009

      The contractual maturities of AFS fixed maturities at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $        46.7      $       47.2
        Due in years two through five........................................            699.5             731.4
        Due in years six through ten.........................................            772.8             793.2
        Due after ten years..................................................            164.9             163.4
                                                                                ----------------   -----------------
           Subtotal..........................................................          1,683.9           1,735.2
        Commercial mortgage-backed bonds.....................................            120.2              63.5
        Residential mortgage-backed bonds....................................             49.0              50.2
        Asset-backed bonds                                                                 9.7              10.2
                                                                                ----------------   -----------------
        Total................................................................    $     1,862.8      $    1,859.1
                                                                                ================   =================


      During 2009, MLOA recognized OTTI of $52.7 million on AFS fixed maturities, comprised of $52.5 million credit losses recognized in earnings and $0.2 million non-credit related losses recognized in OCI. At December 31, 2009, no additional OTTI was recognized in earnings related to AFS fixed maturities as MLOA did not intend to sell and did not expect to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

      The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                           FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                                          (IN MILLIONS)
      Balance at March 31, 2009.................................................................     $         -
      Cumulative adjustment related to implementing new guidance on April 1, 2009...............             (19.1)
      Previously recognized impairments on securities that matured, paid, prepaid or sold.......              18.0
      Previously recognized impairments on securities impaired to fair value this period (1)....               -
      Impairments recognized this period on securities not previously impaired..................             (52.5)
      Additional impairments this period on securities previously impaired......................               -
      Increases due to passage of time on previously recorded credit losses.....................               -
      Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                    -------------------
      Balance at December 31, 2009..............................................................     $       (53.6)
                                                                                                    ===================

      (1) Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

      Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                    DECEMBER 31,        December 31,
                                                                                        2009                2008
                                                                                   ----------------   -----------------
                                                                                              (IN MILLIONS)
         AFS Securities:
            Fixed maturities:
              With OTTI loss......................................................  $         (.4)     $         -
              All other...........................................................          (23.8)            (244.4)
            Equity securities.....................................................            -                  -
                                                                                   ----------------   -----------------
          Net Unrealized Losses...................................................  $       (24.2)     $      (244.4)
                                                                                   ================   =================

      Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:


                                       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI
                                              NET                                                  DEFERRED           (LOSS)
                                          UNREALIZED                                                INCOME        RELATED TO NET
                                             GAINS                                                   TAX            UNREALIZED
                                          (LOSSES) ON         DAC AND        POLICYHOLDERS       (LIABILITY)        INVESTMENT
                                          INVESTMENTS           VOBA          LIABILITIES           ASSET         GAINS (LOSSES)
                                        ----------------   ---------------  ----------------    ---------------  -----------------
                                                                             (IN MILLIONS)
Balance, January 1, 2009..............  $         -        $          -     $          -        $          -     $            -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            -                   -                -                   -                  -
Net investment gains (losses)
  arising during the year.............            (.1)                -                -                   -                  (.1)
Reclassification adjustment for
  OTTI losses:
     Included in Net earnings (loss)..            -                   -                -                   -                  -
     Excluded from
       Net earnings (loss)(1)........             (.2)                -                -                   -                  (.2)
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA.....................            -                    .1              -                   -                   .1
     Deferred income taxes............            -                   -                -                   -                  -
     Policyholders liabilities........            -                   -                -                   -                  -
                                        ----------------   ---------------  ----------------    ---------------  -----------------
BALANCE, DECEMBER 31, 2009............  $         (.3)     $           .1   $          -        $          -     $            (.2)
                                        ================   ===============  ================    ===============  =================

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.


                                                  ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                       AOCI
                                               NET                                                DEFERRED            (LOSS)
                                           UNREALIZED                                              INCOME         RELATED TO NET
                                              GAINS                                                  TAX            UNREALIZED
                                           (LOSSES) ON        DAC AND         POLICYHOLDERS      (LIABILITY)        INVESTMENT
                                           INVESTMENTS          VOBA           LIABILITIES          ASSET         GAINS (LOSSES)
                                         ----------------  ---------------   ----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2009.............    $      (244.4)    $         62.2    $           -     $         63.8    $        (118.4)
Cumulative impact of implementing
  new guidance on April 1, 2009......            (13.6)               3.8                -                3.4               (6.4)
Net investment gains (losses)
  arising during the year............            220.6                -                  -                -                220.6
Reclassification adjustment for
  OTTI (losses):
     Included in Net earnings (loss).             13.4                -                  -                -                 13.4
     Excluded from
      Net earnings (loss)(1).........               .2                -                  -                -                   .2
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................              -                (58.5)               -                -                (58.5)
     Deferred income taxes...........              -                  -                  -              (61.4)             (61.4)
     Policyholders liabilities.......              -                  -                  -                -                  -
                                         ----------------  ---------------   ----------------  ----------------  -----------------
BALANCE, DECEMBER 31, 2009...........    $       (23.8)    $          7.5    $           -     $          5.8    $         (10.5)
                                         ================  ===============   ================  ================  =================


      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

      The following tables disclose the fair values and gross unrealized losses of the 145 issues at December 31, 2009 and the 294 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                     DECEMBER 31, 2009
                                --------------------------------------------------------------------------------------------
                                   LESS THAN 12 MONTHS (1)         12 MONTHS OR LONGER (1)               TOTAL
                                ----------------------------- ------------------------------ -------------------------------
                                                    GROSS                           GROSS                         GROSS
                                                  UNREALIZED                     UNREALIZED                     UNREALIZED
                                  FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                                ------------- --------------- ---------------- ------------- ----------------- -------------
                                                                       (IN MILLIONS)
      Fixed Maturities:
        Corporate.............. $       159.5   $       (4.4)  $      176.7    $      (14.5)  $      336.2     $    (18.9)
        U.S. Treasury,
          government and
          agency...............          39.4           (2.2)           -               -             39.4           (2.2)
        States and political
          subdivisions.........          15.3           (1.2)           1.7             (.1)          17.0           (1.3)
        Foreign governments....           1.9            (.1)           -               -              1.9            (.1)
        Commercial
          mortgage-backed......           2.8           (1.4)          60.7           (55.3)          63.5          (56.7)
        Residential
          mortgage-backed......           -              -              -               -              -              -
        Asset-backed...........           5.4            (.1)           -               -              5.4            (.1)
        Redeemable preferred
          stock................            .1            -             97.4           (20.5)          97.5          (20.5)
                                ------------- --------------- ---------------- ------------- ----------------- -------------

                                $       224.4   $       (9.4)  $      336.5    $      (90.4)  $      560.9     $    (99.8)
                                ============= =============== ================ ============= ================= =============

      (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.


                                                                     December 31, 2008
                                --------------------------------------------------------------------------------------------
                                     Less Than 12 Months            12 Months or Longer                   Total
                                ----------------------------- ------------------------------ -------------------------------
                                                    Gross                          Gross                         Gross
                                                  Unrealized                    Unrealized                     Unrealized
                                  Fair Value        Losses       Fair Value       Losses        Fair Value       Losses
                                ------------- --------------- ---------------- ------------- ----------------- -------------
                                                                       (In Millions)
      Fixed Maturities:
        Corporate.............. $       790.9   $      (71.7)  $      329.2    $      (78.8)  $    1,120.1     $   (150.5)
        U.S. Treasury,
          government and
          agency...............           -              -              -               -              -              -
        States and political
          subdivisions.........           2.5            (.4)           -               -              2.5            (.4)
        Foreign governments....           -              -              -               -              -              -
        Commercial
           mortgage-backed....           14.3           (1.1)          86.5           (47.8)         100.8          (48.9)
        Residential
           mortgage-backed.....           -              -              -               -              -              -
        Asset-backed...........            .6            (.1)           2.9            (1.9)           3.5           (2.0)
        Redeemable preferred
          stock................          11.5           (7.2)          67.5           (50.6)          79.0          (57.8)
                                ------------- --------------- ---------------- ------------- ----------------- -------------

                                $       819.8   $      (80.5)  $      486.1    $     (179.1)  $    1,305.9     $   (259.6)
                                ============= =============== ================ ============= ================= =============

      MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.72% of total investments. The largest exposure to a single issuer of corporate securities held at December 31, 2009 and 2008 was $39.9 million and $39.8 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $179.0 million and $87.7 million, or 9.0% and 4.5%, of the $1,986.2 million and $1,934.6 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $56.2 million and $19.0 million at December 31, 2009 and 2008, respectively.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, MLOA owned $4.8 million in RMBS backed by subprime residential mortgage loans, and zero in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $7.8 million.

      For 2009, 2008 and 2007, respectively, net investment income is shown net of investment expenses of $4.6 million, $5.9 million and $7.2 million.

      Mortgage Loans
      --------------

      Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 and 2008 follow:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances...........  $        10.6      $         -
        Impaired mortgage loans without investment valuation allowances........            -                  0.3
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgage loans.........................           10.6                0.3
        Investment valuation allowances........................................           (2.3)               -
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $         8.3      $         0.3
                                                                                ================   =================

      During 2009, 2008 and 2007, respectively, MLOA's average recorded investment in impaired mortgage loans was $6.4 million, $0.2 million and $0.8 million. Interest income recognized on impaired mortgage loans for 2009, 2008 and 2007, respectively, of $0.4 million, zero and zero.

      At December 31, 2009 and 2008, respectively, the carrying values of mortgage loans on real estate that had been classified as nonaccrual loans were $8.3 million and zero.

      Equity Investments
      ------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2009 and 2008 were $2.7 million and $2.9 million, respectively.

      The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                        2009                2008
                                                                                   ----------------   -----------------
                                                                                              (IN MILLIONS)

        Balance at January 1....................................................    $        81.7      $        49.3
        Purchase of Units.......................................................              -                 33.2
        Equity in net earnings..................................................              4.9                3.9
        Impact of issuance of AllianceBernstein Units...........................             (3.6)               -
        Dividends received......................................................             (4.5)              (4.7)
                                                                                   ----------------   -----------------
        Balance at December 31..................................................    $        78.5      $        81.7
                                                                                   ================   =================


4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset at December 31, 2009 and 2008:

                                                                      LESS:
                                                  GROSS            ACCUMULATED
                                                CARRYING          AMORTIZATION
                                                 AMOUNT          AND OTHER (1)            NET
                                            ------------------ ------------------- ------------------
                                                                 (IN MILLIONS)
 VOBA
 ----
   DECEMBER 31, 2009......................  $       416.5      $      (269.0)      $        147.5
                                            ================== =================== ==================

   December 31, 2008......................  $       416.5      $      (194.1)      $        222.4
                                            ================== =================== ==================

      (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

      For 2009, 2008 and 2007, total amortization expense related to VOBA was $16.6 million, $58.1 million and $59.7 million, respectively. VOBA amortization is estimated to range between $25.5 million and $14.0 million annually through 2014.

5)    FAIR VALUE DISCLOSURES

      Assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

                                          FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                  LEVEL 1             LEVEL 2            LEVEL 3              TOTAL
                                              ----------------    ----------------    ---------------    ----------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available-for-sale..
      Corporate.........................      $          -        $       1,618.9     $         23.7     $      1,642.6
      U.S. Treasury, government
        and agency......................                 -                   70.4                -                 70.4
      States and political subdivisions.                 -                   18.1                -                 18.1
      Foreign governments...............                 -                    4.1                -                  4.1
      Commercial mortgage-backed........                 -                    -                 63.5               63.5
      Residential mortgage-backed(1)....                 -                   50.2                -                 50.2
      Asset-backed(2)...................                 -                    4.7                5.5               10.2
      Redeemable preferred stock........                17.3                 80.0                5.6              102.9
                                              ----------------    ----------------    ---------------    ----------------
        Subtotal........................                17.3              1,846.4               98.3            1,962.0
                                              ----------------    ----------------    ---------------    ----------------
   Other equity investments.............                  .8                  -                  -                   .8
Cash equivalents........................                51.5                  -                  -                 51.5
GMIB reinsurance contracts..............                 -                    -                  1.4                1.4
Separate Accounts' assets...............             1,817.5                 14.7                -              1,832.2
                                              ----------------    ----------------    ---------------    ----------------
      Total Assets......................      $      1,887.1      $       1,861.1     $         99.7     $       3,847.9
                                              ================    ================    ===============    ================

(1) Includes publicly traded agency pass-through securities and collateralized obligations.
(2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.


                                            Fair Value Measurements At December 31, 2008

                                                 Level 1             Level 2            Level 3               Total
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (In Millions)
ASSETS
Investments:
    Fixed maturities available-for-sale      $         12.7      $       1,535.0    $         142.5     $       1,690.2
    Other equity investments..........                   .5                  -                  -                    .5
Cash equivalents......................                109.4                  -                  -                 109.4
GMIB reinsurance contracts............                  -                    -                  8.3                 8.3
Separate Accounts' assets.............              1,712.3                 14.5                -               1,726.8
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets....................       $      1,834.9      $       1,549.5    $         150.8     $        3,535.2
                                             ================    ================   ================    ==================

      The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively.

                                                                  LEVEL 3 INSTRUMENTS
                                                                FAIR VALUE MEASUREMENTS
                                                                     (IN MILLIONS)

                                                        US        STATE AND
                                                     TREASURY,    POLITICAL                 COMMERCIAL     RESIDENTIAL
                                                     GOVT AND       SUB-      FOREIGN       MORTGAGE-       MORTGAGE-
                                        CORPORATE     AGENCY      DIVISIONS     GOVTS         BACKED         BACKED     ASSET-BACKED
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
Full Year 2009:
Balance, January 1, 2009...........   $     51.1    $      -     $      -     $      -    $        86.5    $      -      $     4.9
Total gains (losses), realized and
  unrealized, included in:
Earnings as:
Net investment income..............          (.1)          -            -            -               .3           -            -
Investment gains (losses), net.....          -             -            -            -            (14.3)          -           (5.0)
(Decrease) increase in the fair
  value of the reinsurance
  contracts........................          -             -            -            -              -             -            -
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
    Subtotal.......................          (.1)          -            -            -            (14.0)          -           (5.0)
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
Other comprehensive income.........          1.3           -            -            -             (9.0)          -             .7
Purchases/issuances................          -             -            -            -              -             -            -
Sales/settlements..................         (7.6)          -            -            -              -             -            4.9
Transfers into/out
  of Level 3 (2)...................        (21.0)          -            -            -              -             -            -
                                      ------------  -----------  ----------- -----------  --------------  ------------  ------------
BALANCE, DEC. 31, 2009.........       $     23.7    $      -     $      -     $      -    $        63.5    $      -      $     5.5
                                      ============  ============ =========== ===========  ==============  ============  ============

      (1)  Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEM-
                                      ABLE              OTHER             OTHER             GMIB            SEPARATE
                                   PREFERRED            EQUITY           INVESTED       REINSURANCE         ACCOUNTS
                                     STOCK          INVESTMENTS(1)        ASSETS         CONTRACTS           ASSETS
                                 ---------------   -----------------    -----------    ---------------    --------------
Balance, January 1, 2009.....    $         -       $         -          $        -     $         8.3      $          -
 Total gains (losses),
  realized and unrealized,
  included in:
Earnings as:
 Net investment income.......              -                 -                   -               -                   -
 Investment gains
  (losses), net..............            (25.1)              -                   -               -                   -
 (Decrease) increase
   in the fair value of the
   reinsurance contracts.....              -                 -                   -              (7.5)                -
                                 ---------------   -----------------    -----------    ---------------    --------------
     Subtotal................            (25.1)              -                   -              (7.5)                -
                                 ---------------   -----------------    -----------    ---------------    --------------
 Other comprehensive
     income..................             19.3               -                   -               -                   -
Purchases/issuances..........              -
Sales/settlements............              -                 -                   -                .6                 -
Transfers into/out of
    Level 3 (2)..............             11.4               -                   -               -                   -
                                 ---------------   -----------------    -----------    ---------------    --------------
BALANCE, DEC. 31, 2009.......    $         5.6     $         -          $        -     $         1.4      $          -
                                 ===============   =================    ===========    ===============    ==============

      (1)  Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                        Fixed
                                     Maturities            Other            Other          Separate           GMIB
                                      Available           Equity           Invested        Accounts       Reinsurance
                                      For Sale        Investments(1)        Assets          Assets         Contracts
                                    --------------    ----------------    -----------    -------------   ---------------
 Balance, Dec. 31, 2007.......      $      167.0      $        -          $     -        $      -        $          (.1)
  Impact of adopting
   fair value guidance
   included in earnings ......               -                 -                -               -                  (1.4)
                                    --------------    ----------------    -----------    -------------   ---------------
  Balance, Jan. 1, 2008.......             167.0               -                -               -                  (1.5)
                                    --------------    ----------------    -----------    -------------   ---------------
  Total gains (losses),
    realized and unrealized,
    included in:
     Earnings as:
      Net investment income...               (.2)              -                -               -                   -
      Investment gains
       (losses), net..........             (10.0)              -                -               -                   -
      (Decrease) increase in
       the fair value of the
       reinsurance contracts..               -                 -                -               -                   9.0
                                    --------------    ----------------    -----------    -------------   ---------------
            Subtotal..........             (10.2)              -                -               -                   9.0
                                    --------------    ----------------    -----------    -------------   ---------------
     Other comprehensive
      income..................             (24.4)              -                -               -                   -
   Purchases/issuances and
     sales/settlements, net...             (14.9)              -                -               -                    .8
  Transfers into/out of
   Level 3 (2)................              25.0               -                -               -                   -
                                    --------------    ----------------    -----------    -------------   ---------------
 Balance, Dec. 31, 2008.......      $      142.5      $        -          $     -        $      -        $          8.3
                                    ==============    ================    ===========    =============   ===============

      (1)  Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

      The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:


                                                            EARNINGS
                                         ----------------------------------------------------
                                                            INVESTMENT          CHANGE IN
                                             NET              GAINS           FAIR VALUE OF
                                          INVESTMENT        (LOSSES),          REINSURANCE
                                            INCOME             NET              CONTRACTS              OCI
                                         --------------    --------------    ----------------     ---------------
                                                                       (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2009
STILL HELD AT DECEMBER 31, 2009:
   Change in unrealized gains
    or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $         -       $          -      $           -        $          1.3
        U.S. Treasury, government
          and agency.................              -                  -                  -                   -
        State and political
          subdivisions...............              -                  -                  -                   -
        Foreign governments..........              -                  -                  -                   -
        Commercial
          mortgage-backed............              -                  -                  -                  (8.9)
        Residential
          mortgage-backed............              -                  -                  -                   -
        Asset-backed.................              -                  -                  -                    .7
        Redeemable preferred stock...              -                  -                  -                  19.2
                                         --------------    --------------    ----------------     ---------------
            Subtotal.................              -                  -                  -                  12.3
                                         --------------    --------------    ----------------     ---------------
     Equity securities,
      available-for-sale.............              -                  -                  -                   -
     Other equity investments........              -                  -                  -                   -
     Cash equivalents................              -                  -                  -                   -
     GMIB reinsurance contracts......              -                  -                 (6.9)                -
     Separate Accounts' assets.......              -                  -                  -                   -
                                         --------------    --------------    ----------------     ---------------
         Total.......................    $         -       $          -      $          (6.9)     $         12.3
                                         ==============    ==============    ================     ===============


                                                            Earnings
                                         ----------------------------------------------------
                                                            Investment          Change in
                                             Net              Gains           Fair Value of
                                          Investment        (Losses),          Reinsurance
                                            Income             Net              Contracts              OCI
                                         --------------    --------------    ----------------     ---------------
                                                                       (In Millions)
Full Year 2008:
Still Held at December 31, 2008:
   Change in unrealized gains
    or losses
     Fixed maturities,
       available-for-sale.........      $         -       $          -       $          -        $        (24.4)
     Other equity investments.....                -                  -                  -                   -
     Cash equivalents.............                -                  -                  -                   -
     GMIB reinsurance contracts...                -                  -                  8.4                 -
     Separate Accounts' assets....                -                  -                  -                   -
                                        --------------    --------------    ----------------     ---------------
         Total....................      $         -       $          -       $          8.4      $        (24.4)
                                        ==============    ===============    ================    ===============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 7 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                                    DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                      2009                               2008
                                                         --------------------------------   --------------------------------
                                                            CARRYING                           Carrying
                                                             VALUE          FAIR VALUE          Value          Fair Value
                                                         ---------------  ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)
        Mortgage loans on real estate...................  $      149.1     $       151.5     $      176.2     $       176.9
        Policyholders liabilities: investment contracts.         320.1             317.1            326.2             334.5
        Note payable to affiliate.......................          19.7              19.7             23.6              23.6


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                    GMDB                GMIB              TOTAL
                                                              ----------------   -----------------  -----------------
                                                                                  (IN MILLIONS)
Balance at January 1, 2007...................................  $         .7       $         .4       $         1.1
   Paid guarantee benefits ..................................          (1.3)               -                  (1.3)
   Other changes in reserve..................................           1.8                 .1                 1.9
                                                              ----------------   -----------------  -----------------
Balance at December 31, 2007.................................           1.2                 .5                 1.7
   Paid guarantee benefits...................................          (2.3)               -                  (2.3)
   Other changes in reserve..................................           6.7                2.5                 9.2
                                                              ----------------   -----------------  -----------------
Balance at December 31, 2008.................................           5.6                3.0                 8.6
   Paid guarantee benefits...................................          (2.4)               -                  (2.4)
   Other changes in reserve..................................           1.9                (.4)                1.5
                                                              ----------------   -----------------  -----------------
Balance at December 31, 2009.................................  $        5.1       $        2.6       $         7.7
                                                              ================   =================  =================

      Related GMDB reinsurance ceded amounts were:


                                                           GMDB
                                                     ----------------
                                                      (IN MILLIONS)

Balance at January 1, 2007..........................  $         .6
  Paid guarantee benefits ceded.....................           (.3)
  Other changes in reserve..........................            .9
                                                     ----------------
Balance at December 31, 2007........................           1.2
  Paid guarantee benefits...........................           (.6)
  Other changes in reserve..........................           2.2
                                                     ----------------
Balance at December 31, 2008........................           2.8
   Paid guarantee benefits..........................           (.4)
   Other changes in reserve.........................            .4
                                                     ----------------
Balance at December 31, 2009........................  $        2.8
                                                     ================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

      The December 31, 2009 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                           RETURN
                                             OF
                                          PREMIUM        RATCHET         ROLL-UP         COMBO          TOTAL
                                       ------------ -------------- ---------------- ------------- ---------------
                                                                      (IN MILLIONS)
GMDB:
  Account values invested in:
      General Account..............     $     136      $     191             N/A      $       27     $      354
      Separate Accounts............     $     436      $     599             N/A      $       97     $    1,132
  Net amount at risk, gross........     $       8      $     136             N/A      $       33     $      177
  Net amount at risk, net of
     amounts reinsured.............     $       8      $      97             N/A      $        1     $      106
  Average attained age of
    contractholders................            64.0           64.2           N/A              63.7           64.1
  Percentage of contractholders
    over age 70....................            21.5%          21.1%          N/A              17.4%          21.1%
  Range of contractually specified
    interest rates.................           N/A            N/A             N/A               5.0%           5.0%

GMIB:
  Account values invested in:
      General Account..............           N/A            N/A      $       27             N/A     $       27
      Separate Accounts............           N/A            N/A      $       97             N/A     $       97
  Net amount at risk, gross........           N/A            N/A      $        4             N/A     $        4
  Net amount at risk, net of
     amounts reinsured.............           N/A            N/A      $        -             N/A     $        -
  Weighted average years
     remaining until
     annuitization.................           N/A            N/A               2.9           N/A              2.9
  Range of contractually specified
     interest rates................           N/A            N/A               5.0%          N/A              5.0%

      B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
         -----------------------------------------------------------------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                       INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                            DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2009               2008
                                                                                 ----------------  ----------------
                                                                                            (IN MILLIONS)
      GMDB:
      -----
         Equity.................................................................  $      917        $       843
         Fixed income...........................................................         134                187
         Balanced...............................................................          21                 23
         Other..................................................................          60                 76
                                                                                 ----------------  ----------------
         Total..................................................................  $    1,132        $     1,129
                                                                                 ================  ================

      GMIB:
      -----
         Equity.................................................................  $       73        $        68
         Fixed income...........................................................          17                 19
         Balanced...............................................................           -                  -
         Other..................................................................           7                  6
                                                                                 ----------------  ----------------
         Total..................................................................  $       97        $        93
                                                                                 ================  ================

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
          ---------------------------------------------------------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2009 and 2008, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.


7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is obligated to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable should the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA continues its practice of maintaining a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20.0 million on single-life policies and $25.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2009 and 2008, respectively, reinsurance recoverables related to insurance contracts amounted to $135.8 million and $174.8 million, of which $58.3 million and $57.9 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                                   2009              2008              2007
                                                             ----------------- ------------------- ---------------
                                                                                 (IN MILLIONS)
                 Direct premiums............................ $         69.7    $          75.2     $       82.3
                 Assumed....................................             .7                3.5              -
                 Reinsurance ceded..........................          (30.9)             (34.1)           (36.5)
                                                             ----------------- ------------------- ----------------
                 Premiums................................... $         39.5    $          44.6     $       45.8
                                                             ================= =================== ================

                 Variable Life and Investment-type
                    Product Policy Fee Income Ceded......... $         30.4    $          32.4     $       32.9
                                                             ================= =================== ================
                 Policyholders' Benefits Ceded.............. $         28.9    $          86.0     $       47.6
                                                             ================= =================== ================


8)    RELATED PARTY TRANSACTIONS

      Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $45.7 million, $57.1 million and $45.9 million for 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, respectively, MLOA reported an $8.4 million and $8.2 million payable to AXA Equitable in connection with its service agreement.

      Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable and, beginning in 2008, MLOA on a one-year term basis. Premiums earned in 2009 and 2008 under this arrangement totaled approximately $1.0 million and $2.5 million, respectively. Claims and expenses paid in the same respective periods of 2009 and 2008 were $1.0 million and $2.1 million, respectively.

      As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and $0.4 million of ceded premiums for 2009 and 2008, respectively.

      In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2.0 million, $2.2 million, and $2.2 million for 2009, 2008 and 2007, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note was $19.7 million and $23.6 million at December 31, 2009 and 2008, respectively.


9)    SHARE-BASED COMPENSATION

      For 2009, 2008 and 2007, respectively, MLOA recognized compensation costs of $1.3 million, $1.3 million and $3.9 million, for share-based payment arrangements and $0.4 million, $0.7 million and $1.1 million related to employee stock options.

      At December 31, 2009, approximately $0.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 4.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, MLOA recognized compensation expense of approximately $0.1 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 or 2011 under terms then-to-be-determined and approved by the AXA Management Board.


10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The following table breaks out Net investment income by asset category:

                                                           2009              2008              2007
                                                    ------------------ ----------------- ------------------
                                                                         (IN MILLIONS)
          Fixed maturities..........................  $        107.1     $       111.1    $       116.3
          Mortgage loans on real estate.............            11.4              13.1             17.1
          Policy loans..............................             7.9               7.5              7.1
          Derivative instruments....................             -                (1.0)              .5
          Other equity investments..................             (.4)              (.7)             (.6)
          Other investment income...................              .3               2.2              4.1
                                                    ------------------ ----------------- ------------------

          Gross investment income...................           126.3             132.2            144.5
          Investment expenses.......................            (4.6)             (5.9)            (7.2)
                                                    ------------------ ----------------- ------------------

          Net Investment Income.....................  $        121.7     $       126.3    $       137.3
                                                     ================= ================= ==================

      Investment losses, net including changes in the valuation allowances are as follows:

                                                               2009             2008              2007
                                                        ------------------ ----------------- ------------------
                                                                            (IN MILLIONS)
             Fixed maturities.......................... $        (53.2)    $      (38.7)     $     (22.0)
             Mortgage loans on real estate.............           (2.3)             (.1)             -
                                                        ------------------ ----------------- ------------------
             Investment Losses, Net.................... $        (55.5)    $      (38.8)     $     (22.0)
                                                        =================  ================= ==================

      Writedowns of fixed maturities totaled to $52.5 million, $38.4 million and $19.8 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2009, 2008 and 2007.

      For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $82.7 million, $35.3 million and $70.4 million. Gross gains of $20.2 million, $0.4 million and zero and gross losses of $17.7 million, $0.6 million and $3.8 million, respectively, were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available-for-sale for 2009, 2008 and 2007 amounted to $220.2 million, $(189.0) million and $(28.7) million, respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive loss and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                         2009             2008             2007
                                                                 ------------------ ----------------- --------------
                                                                                       (IN MILLIONS)
           Balance, beginning of year........................    $   (118.4)        $       (26.5)    $       (11.1)
           Changes in unrealized investment gains (losses)...         220.0                 189.0)            (28.7)
           Impact of unrealized investment  (losses) gains
             attributable to:
                DAC and VOBA.................................         (54.6)                 47.6               5.0
                Deferred income taxes........................         (58.0)                 49.5               8.3
                                                                 ------------------ ----------------- --------------
           Balance, End of Year..............................    $    (11.0)        $      (118.4)    $       (26.5)
                                                                 ================== ================= ==============

           Balance, end of period comprises:
              Unrealized investment losses on
                 Fixed maturities.............................   $     (24.4)       $       (244.4)   $        (55.4)
              Impact of unrealized investment gains (losses)
                 attributable to:
                   DAC and VOBA...............................           7.6                  62.2              14.6
                   Deferred income taxes......................           5.8                  63.8              14.3
                                                                 ------------------ ----------------- --------------
           Total..............................................   $     (11.0)       $       (118.4)   $        (26.5)
                                                                 ================== ================= ==============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.


11)   INCOME TAXES

      A summary of the income tax expense in the statements of earnings follows:


                                                            2009              2008              2007
                                                      ------------------ --------------- -------------------
                                                                          (IN MILLIONS)
           Income tax benefit (expense):
             Current (expense) benefit..............  $           (.9)   $        18.2   $         (2.0)
             Deferred benefit (expense).............              4.1            (24.0)              .9
                                                      ------------------ --------------  -------------------
           Total....................................  $           3.2    $        (5.8)  $         (1.1)
                                                      ================== ==============  ===================

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                      2009              2008              2007
                                                ---------------   ---------------   -----------------
                                                                   (IN MILLIONS)
   Tax at statutory rate......................  $          (.6)   $         21.1    $        (5.2)
   Dividends received deduction...............             4.3               1.2              1.2
   Low income housing credit..................              .6                .5              3.1
   Intercompany and IRS tax settlements.......             -               (29.3)             -
   Other......................................            (1.1)               .7              (.2)
                                                ---------------   ---------------   -----------------
   Income Tax Benefit (Expense)...............  $          3.2    $         (5.8)   $        (1.1)
                                                ===============   ===============   =================

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance...............  $        -        $      27.7      $      208.7      $       -
        DAC....................................           -               23.4              67.6              -
        VOBA...................................           -               51.6               -               64.8
        Investments............................          26.2              -                 -              223.6
        Goodwill and other intangible assets...           -               10.0               -               10.1
        Other..................................           3.0              -                 -                3.5
                                                ---------------   ---------------  ---------------   ---------------
        Total..................................  $       29.2      $     112.7      $      276.3      $     302.0
                                                ===============   ===============  ===============   ===============

      At December 31, 2009, MLOA had no Federal tax loss carryforwards.

      The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments.

      At December 31, 2009 and 2008, respectively, the total amount of unrecognized tax benefits was $17.0 million and $15.1 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $1.9 million and $0.8 million, respectively. Tax expense for 2009 reflected an expense of $1.1 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                           2009                 2008                 2007
                                                                   -----------------     ------------------   ----------------
                                                                                            (IN MILLIONS)


      Balance, beginning of year................................    $          14.4       $          10.8      $          10.8
      Additions for tax positions of prior years................                 .7                   9.7                  1.8
      Reductions for tax positions of prior years...............                -                    (4.0)                (1.8)
      Additions for tax positions of current year...............                -                     2.0                   .9
      Reductions for tax positions of current year..............                -                     -                    (.9)
      Settlements with tax authorities..........................                -                    (4.1)                 -
                                                                   -----------------     ------------------   ----------------
      Balance, End of Year......................................    $          15.1       $          14.4      $          10.8
                                                                   =================     ==================   =================

      IRS examinations for periods subsequent to July 8, 2004, the date of MLOA's acquisition by AXA Financial, are expected to commence in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) for MLOA represents cumulative gains and losses on investments that are not reflected in earnings. The components of other comprehensive income (loss) for the past three years follow:

                                                                                       DECEMBER 31,
                                                                 -------------------------------------------------------
                                                                       2009               2008               2007
                                                                 ---------------   ------------------ ------------------
                                                                                     (IN MILLIONS)
              Net unrealized gains (losses) on investments:
                 Net unrealized gains (losses) arising
                    during the period..........................   $       223.5      $      (189.3)     $       (30.9)
                 (Gains) losses reclassified into net
                    earnings during the period.................            (2.9)                .3                2.2
                                                                 ---------------   ------------------ ------------------
              Net unrealized gains (losses) on investments.....           226.4             (189.0)             (28.7)
              Adjustments for DAC and VOBA and
                  deferred income tax (expense) benefit........          (112.6)              97.1               13.3
                                                                 ---------------   ------------------ ------------------

              Other Comprehensive Income (Loss)................  $        113.8     $        (91.9)    $        (15.4)
                                                                 ===============   ================== ==================

13)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


14)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2009, 2008 and 2007, MLOA's statutory net income (loss) was $11.7 million, $(68.2) million and $7.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $283.3 million and $196.7 million at December 31, 2009 and 2008, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2009, 2008 and 2007.

      At December 31, 2009, MLOA, in accordance with various government and state regulations, had $5.2 million of securities deposited with such government or state agencies.

      At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S.

      GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.


15)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2009 and 2008 are summarized below:


                                                                                  THREE MONTHS ENDED
                                                       -------------------------------------------------------------------------
                                                          MARCH 31,          JUNE 30,       SEPTEMBER 30,        DECEMBER 31,
                                                       ----------------   ---------------  -----------------   -----------------
                                                                                    (IN MILLIONS)
        2009
        ----
        Total Revenues..............................   $      76.0        $      55.0      $        44.6       $        63.5
                                                       ===============   ===============  =================   =================

        Earnings (Loss) from Continuing Operations..   $      16.0        $      (5.9)     $       (11.7)      $         6.5
                                                       ===============   ===============  =================   =================

        Net Earnings (Loss).........................   $      16.0        $      (5.9)     $       (11.7)      $         6.5
                                                       ===============   ===============  =================   =================

        2008
        ----
        Total Revenues..............................  $      82.8        $      76.7      $        48.6       $        89.9
                                                      ================   ===============  =================   =================

        Earnings (Loss) from Continuing Operations..  $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                      ================   ===============  =================   =================

        Net Earnings (Loss).........................  $       1.2        $       4.2      $       (23.2)      $       (48.3)
                                                      ================   ===============  =================   =================

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (2)  Not applicable.

            (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (c) Form of MONY Partners Broker-Dealer (Commission) Schedule, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (g) (i) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC, incorporated herein by reference to post-effective amendment no.3 to the registration statement on Form N-6 (File No. 333-104162), filed on April 22, 2005.

            (g) (ii) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

            (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no.3 to the registration statement on Form N-6 (File No. 333-104162), filed on April 22, 2005.

            (4) (a) Form of flexible payment variable annuity contract, incorporated herein by reference to the initial registration statement on Form N-4 (File No. 333-59717) filed on July 23, 1998.

            (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 18 to the registration statement on Form N-4 (File No. 333-59717), filed on April 26, 2006.

            (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (7) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (8) (a) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (b) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (d) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (e) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (f) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (g) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

                 (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (h) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (i) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (j) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (k) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (l) (ii) Amendment No. 1, effective April 1, 2010, to the Participation Agreement among Oppenheimer Variable Account
      Funds, OppenheimerFunds, Inc., MONY Life Insurance Company of America, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 26, 2010.


            (m) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated May 15, 2002, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (n) Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to post-effective amendment no. 16 to the registration statement on Form N-4 (File No. 333-59717) filed on April 22, 2005.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (o) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (p) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit
      10.2 to registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

            (9) (a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 16 to the registration statement on Form N-4 (File No. 333-59717) filed on April 22, 2005.

            (b) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment No. 20 to the registration statement on Form N-4 (File No. 333-59717) filed on April
      27, 2007.

            (c) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment No. 21 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2008.

            (d) Opinion and consent of Dodie Kent, MONY Life Insurance Company of America as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment No. 22 to the registration statement on Form N-4 (File No. 333-59717) filed on April 27, 2009.

            (e) Opinion and consent of Dodie Kent, MONY Life Insurance Company of America as to the legality of the securities being registered is filed herewith.

            (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America is filed herewith.

            (b)  Powers of Attorney, filed herewith.

            (11)  Not applicable.

            (12)  Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      The AXA Group Organizational Charts January 1st 2009 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed October 23, 2009.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
        AS OF :  DECEMBER 31, 2009


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
                                                                                                  --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                 DE             NY
----------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                  Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                    Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     787 Holdings, LLC                                                              Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                              DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                               Insurance        Bermuda         Bermuda
        --------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                                  DE             NY
        --------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                               DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                            Operating           DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                           Operating           AL             AL
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                   Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                    Operating           MA             MA
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                           Operating           NV             NV
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                      Operating          P.R.           P.R.
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                           Operating           TX             TX
           -----------------------------------------------------------------------------------------------------------------------
           PlanConnect, LLC                                                         Operating           DE             NY
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                         Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                           Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                        Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                               Investment          **
           -----------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      HCO              NY             NY
           -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -----------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                                     HCO              DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               Investment          DE             PA
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                  Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                               Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              --------------------------------------------------------------------------------------------------------------------

                                                                                                  Parent's
                                                                                      Number of  Percent of
                                                                         Federal       Shares    Ownership          Comments
                                                                        Tax ID #        Owned    or Control (e.g., Basis of Control)
                                                                        ---------       -----    ---------- -----------------------
                                                                       -------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                13-3623351
------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       75-2961816                  100.00%
     -------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     13-4194065                  100.00%
     -------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       13-4194080                  100.00%
     -------------------------------------------------------------------------------
     787 Holdings, LLC                                                 See Note 19                 100.00%
     -------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)             52-2197822             -    100.00%
     -------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  14-1903564       250,000    100.00%
        ----------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                 13-4078005         1,000    100.00%
        ----------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                              13-4071393             -    100.00%
           -------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               06-1555494             -    100.00%
           -------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              06-1562392             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      13-4085852             -    100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       04-3491734             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              13-3389068                  100.00%
              ----------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         66-0577477                  100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              75-2529724         1,050    100.00%
           -------------------------------------------------------------------------
           PlanConnect, LLC                                            27-1540220                  100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            13-5570651     2,000,000    100.00%   NAIC # 62944
        ----------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              13-3385076             -          -   G.P & L.P.
           -------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           13-3385080             -          -   G.P.
           -------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       -                 -          -   **
           -------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                      22-2766036             -    100.00%
           -------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                     13-2677213     5,000,000    100.00%
           -------------------------------------------------------------------------
           EVSA, Inc.                                                  23-2671508            50    100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)     13-3198083                  100.00%
        ----------------------------------------------------------------------------
        MONY Life Insurance Company *                                  13-1632487                  100.00%
        ----------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

     As of December 31, 2009, AXF's subsidiaries own 44.81% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
            AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.50%),
            AXA Equitable Life directly own 29,100,290 AllianceBernstein
            Units (10.49%),
            ACMC, Inc. own 66,220,822 AllianceBernstein Units (23.86%), and
            As of December 31, 2009, MONY owns 6,841,642 (2.47%)
            AllianceBernstein Units and MLOA owns 2,587,472 (.93%) AllianceBernstein Units

     AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

     In addition, ACMC, Inc. own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.30%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11.  Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

12.  Effective May 26, 2005, Matrix Capital Markets Group was sold.

12.  Effective May 26, 2005, Matrix Private Equities was sold.

13.  Effective December 2, 2005, Advest Group was sold.

14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

15.  Effective July 11, 2007, Frontier Trust Company, FSB was sold.

16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.
        For federal tax purposes, it should generally use AXA Financial's EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

    Dissolved - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                   sold to Credit Suisse Group.
              - 100 Federal Street Funding Corporation was dissolved August 31,
                   1998.
              - 100 Federal Street Realty Corporation was dissolved December 20,
                   2001.
              - CCMI Corp. was dissolved on October 7, 1999.
              - ELAS Realty, Inc. was dissolved January 29, 2002.
              - EML Associates, L.P. was dissolved March 27, 2001.
              - EQ Services, Inc. was dissolved May 11, 2001.
              - Equitable BJVS, Inc. was dissolved October 3, 1999.
              - Equitable Capital Management Corp. became ECMC, LLC on
                   November 30, 1999.
              - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
              - Equitable JVS II, Inc. was dissolved December 4, 1996
              - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                   dissolved on December 31, 2000.
              - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
              - EREIM Managers Corporation was dissolved March 27, 2001.
              - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
              - EVLICO, Inc. was dissolved in 1999.
              - Franconom, Inc. was dissolved on December 4, 2000.
              - GP/EQ Southwest, Inc. was dissolved October 21, 1997
              - HVM Corp. was dissolved on Feb. 16, 1999.
              - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
              - Prime Property Funding, Inc. was dissolved in Feb. 1999.
              - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
              - Six-Pac G.P., Inc. was dissolved July 12,1999
              - Paramount Planners, LLC., a direct subsidiary of AXA
                   Distribution Holding Corporation, was dissolved on December 5, 2003
              - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
              - ECLL Inc. was dissolved July 15, 2003
              - MONY Realty Partners, Inc. was dissolved February 2005.
              - Wil-Gro, Inc. was dissolved June, 2005.
              - Sagamore Financial LLC was dissolved August 31, 2006.
              - Equitable JVS was dissolved August, 2007.
              - Astor Times Square Corp. dissolved as of April 2007.
              - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
              - PC Landmark, Inc. has been administratively dissolved.
              - EJSVS, Inc. has been administratively dissolved.
              - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                               Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                Operating           VT             VT
              --------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                    Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                             Investment          DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                  Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                  See Attached Listing B
              --------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                 Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                 Operating           DE             AL
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                             Operating           DE          CT, ME,NY
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC            Operating           MA             MA
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   Operating           TX             TX
              --------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating           DE             NJ
              --------------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                            Federal     Shares    Ownership          (e.g.,
                                                                           Tax ID #      Owned    or Control    Basis of Control)
                                                                           ---------     -----    ----------   -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     ---------------------------------------------------------------------
       Equitable Holdings, LLC
       -------------------------------------------------------------------------------
          ELAS Securities Acquisition Corporation                         13-3049038       500      100.00%
          ----------------------------------------------------------------------------
          Equitable Casualty Insurance Company *                          06-1166226     1,000      100.00%
          ----------------------------------------------------------------------------
          ECMC, LLC   (See Note 4 on Page 2)                              13-3266813         -      100.00%
          ----------------------------------------------------------------------------
             Equitable Capital Private Income & Equity                                                         ECMC is G.P.
               Partnership II, L.P.                                       13-3544879         -           -     ("Deal Flow Fund II")
          ----------------------------------------------------------------------------
          AllianceBernstein Corporation (See Note 4 on Page 2)            13-3633538       100      100.00%
          ----------------------------------------------------------------------------
              See Attached Listing B
          ----------------------------------------------------------------------------
          AXA Distributors, LLC                                           52-2233674         -      100.00%
          ----------------------------------------------------------------------------
             AXA  Distributors Insurance Agency of Alabama, LLC           52-2255113         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency, LLC                       06-1579051         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of
               Massachusetts, LLC                                         04-3567096         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of Texas, Inc.             74-3006330     1,000      100.00%
          ----------------------------------------------------------------------------
          J.M.R. Realty Services, Inc.                                    13-3813232     1,000      100.00%
          ----------------------------------------------------------------------------
          Equitable Structured Settlement Corp. (See Note 8 on Page 2)    22-3492811       100      100.00%
          ----------------------------------------------------------------------------

*  Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
          Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
          Effective January 1, 2002, Equitable Distributors, Inc. merged into
            AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                               State of       State of
                                                                               Type of        Incorp. or      Principal
                                                                              Subsidiary       Domicile       Operation
                                                                              ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation                                                       DE             NY
              -------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)      HCO (NYSE: AB)        DE             NY
                 ----------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)               Operating           DE             NY
                 ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                      Operating           NH             NY
                    -------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                        HCO              DE             MA
                    -------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                              HCO              DE             NY
                    -------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                        Operating           DE             NY
                    -------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                    HCO              DE             NY
                     ------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                        Operating         India           India
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                   Operating       Argentina       Argentina
                       ----------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                   HCO              DE             NY
                       ----------------------------------------------------------------------------------------------------
                        AllianceBernstein Japan Inc.                              HCO              DE            Japan
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                  Operating         Japan           Japan
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia
                          Limited                                             Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.         Operating         Brazil         Brazil
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                              Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                            Operating        Germany         Germany
                                -------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited            Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                    Operating          Lux.           Lux.
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                Operating         France         France
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.          Operating         Mexico         Mexico
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                    Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                         Operating         Canada         Canada
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                  Operating      New Zealand     New Zealand
                       ----------------------------------------------------------------------------------------------------

                                                                                                      Parent's
                                                                                         Number of   Percent of       Comments
                                                                              Federal     Shares     Ownership          (e.g.,
                                                                             Tax ID #      Owned     or Control    Basis of Control)
                                                                             ---------     -----     ----------   ------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------
         Equitable Holdings, LLC
         ------------------------------------------------------------------------------
            AllianceBernstein Corporation                                 13-3633538                            owns 1% GP interest
                                                                                                                in AllianceBernstein
                                                                                                                L.P. and 100,000 GP
                                                                                                                units in
                                                                                                                AllianceBernstein
                                                                                                                Holding L.P.
            ---------------------------------------------------------------------------
               AllianceBernstein Holding L.P. (See Note 4 on Page 2)      13-3434400
               ------------------------------------------------------------------------
               AllianceBernstein L.P.  (See Note 4 on Page 2)             13-4064930
               ------------------------------------------------------------------------
                  AllianceBernstein Trust Company, LLC                    13-4064930                  100.00%   Sole member interest
                  ---------------------------------------------------------------------
                  Cursitor Alliance LLC                                   22-3424339                  100.00%
                  ---------------------------------------------------------------------
                  Alliance Capital Management LLC                              -                      100.00%
                  ---------------------------------------------------------------------
                     Sanford C. Bernstein & Co., LLC                      13-4132953                  100.00%
                  ---------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware               13-2778645            10    100.00%
                   ---------------------------------------------------------------------
                     ACAM Trust Company Private Ltd.                           -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Argentina) S.R.L.                      -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     ACM Software Services Ltd.                           13-3910857                  100.00%
                     ------------------------------------------------------------------
                     Alliance Barra Research Institute, Inc.              13-3548918         1,000    100.00%
                     ------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                         13-3009358
                     ------------------------------------------------------------------
                              AllianceBernstein Japan Ltd.                     -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Invest. Management Australia
                        Limited                                                -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Global Derivatives Corp.           13-3626546         1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Investimentos (Brazil) Ltda.            -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     AllianceBernstein Limited                                 -           250,000    100.00%
                     ------------------------------------------------------------------
                              ACM Bernstein GmbH                               -                      100.00%
                              ---------------------------------------------------------
                              AllianceBernstein Services Limited               -             1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Luxembourg) S.A.                       -             3,999     99.98%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns .025%
                     ------------------------------------------------------------------
                              AllianceBernstein (France) SAS                   -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Mexico) S. de R.L. de C.V.             -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Australia Limited                       -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------
                     AllianceBernstein Canada, Inc.                       13-3630460        18,750    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein New Zealand Limited                     -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------------
         Equitable Holdings, LLC
         -----------------------------------------------------------------------------------------------------------------------
            AllianceBernstein Corporation                                                             DE             NY
            --------------------------------------------------------------------------------------------------------------------
               AllianceBernstein L.P.                                             Operating           DE             NY
               -----------------------------------------------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)                 HCO              DE             NY
                  --------------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                   Operating       So Africa       So Africa
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                           Operating       Singapore       Singapore
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                       HCO          Mauritius       Mauritius
                     -----------------------------------------------------------------------------------------------------------
                              Alliance Capital Asset Management (India)
                                 Private Ltd                                      Operating         India           India
                              --------------------------------------------------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                     Operating         India           India
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                           HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                           Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.               Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                                   HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.              Operating         Korea           Korea
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                          Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.                    Operating           DE             TX
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                          Operating       Hong Kong       Hong Kong
                     -----------------------------------------------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                       Operating         Taiwan         Taiwan
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                 Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.          Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                      Inactive       Australia       Australia
                     -----------------------------------------------------------------------------------------------------------

                                                                                                     Parent's
                                                                                         Number of  Percent of        Comments
                                                                              Federal     Shares     Ownership         (e.g.,
                                                                             Tax ID #     Owned     or Control    Basis of Control)
                                                                             ---------    -----     ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      ----------------------------------------------------------------------
         Equitable Holdings, LLC
         --------------------------------------------------------------------------------
            AllianceBernstein Corporation                                   13-3633538
            -----------------------------------------------------------------------------
               AllianceBernstein L.P.                                       13-4064930
               --------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)        13-2778645
                  -----------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                  -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                          -                   100.00%
                     --------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                   -                   100.00%
                     --------------------------------------------------------------------
                              Alliance Capital Asset Management (India)          -                    75.00%   3rd party (Ankar
                                 Private Ltd                                                                   Capital India Pvt.
                                                                                                               Ltd.) owns 25%
                              -----------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                    -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                  13-3441277     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                     75-3165543               100.00%
                     --------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.         52-1671668     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                          13-3802178               100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.             -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                    13-3191825       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.              13-3211780       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                         -                   100.00%
                     --------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                      -                    99.00%   Others own 1%
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                -                   100.00%
                     --------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.         -                   100.00%   Devonshire House,
                                                                                                               1 Mayfair Place
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                    -                   100.00%   Inactive
                     --------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING C - MONY
----------------



                                                                                                   State of       State of
                                                                                   Type of        Incorp. or      Principal
                                                                                  Subsidiary       Domicile       Operation
                                                                                  ----------       --------       ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                                  Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                                    Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------------------------------------------------
      MONY Life Insurance Company *                                               Insurance           NY             NY
      --------------------------------------------------------------------------------------------------------------------------
         MONY International Holdings, LLC                                            HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*           Insurance       Argentina       Argentina
            --------------------------------------------------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                         HCO           Jamaica         Jamaica
            --------------------------------------------------------------------------------------------------------------------
            MBT, Ltd.                                                             Operating     Cayman Islands Cayman Islands
            --------------------------------------------------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                     Operating         Brazil         Brazil
               -----------------------------------------------------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*                 Insurance     Cayman Islands Cayman Islands
         -----------------------------------------------------------------------------------------------------------------------
         MONY Life Insurance Company of America*                                  Insurance           AZ             NY
         -----------------------------------------------------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                                  Insurance           OH             OH
         -----------------------------------------------------------------------------------------------------------------------
         MONY Financial Services, Inc.                                               HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                                      Operating           OH             OH
            --------------------------------------------------------------------------------------------------------------------
            MONY Brokerage, Inc.                                                  Operating           DE             PA
            --------------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                                 Operating           OH             OH
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                              Operating           AL             AL
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                                Operating           TX             TX
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.                        Operating           MA             MA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                           Operating           WA             WA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                           Operating           NM             NM
            --------------------------------------------------------------------------------------------------------------------
            1740 Ventures, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                                   Operating           GA             GA
            --------------------------------------------------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                                 Operating           DE             GA
            --------------------------------------------------------------------------------------------------------------------
            MONY Assets Corp.                                                        HCO              NY             NY
            --------------------------------------------------------------------------------------------------------------------
               MONY Benefits Management Corp.                                     Operating           DE             NY
            --------------------------------------------------------------------------------------------------------------------
            1740 Advisers, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            MONY Securities Corporation                                           Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.                    Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------
               Trusted Investment Advisers Corp.                                  Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                           Federal      Shares    Ownership          (e.g.,
                                                                          Tax ID #       Owned    or Control    Basis of Control)
                                                                          ---------      -----    ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                           75-2961816                  100.00%
   -----------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                         13-4194065                  100.00%
   -----------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                           13-4194080                  100.00%
   -----------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------
      MONY Life Insurance Company *                                      13-1632487                  100.00%
      --------------------------------------------------------------------------------
         MONY International Holdings, LLC                                13-3790446                  100.00%
         -----------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*  98-0157781                  100.00%
            --------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                                          99.00%
            --------------------------------------------------------------------------
            MBT, Ltd.                                                    98-0152047                  100.00%  79% by MONY Int'l
                                                                                                              Holdings & 21% by
                                                                                                              MONY Financial
                                                                                                              Resources
            --------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                                         99.00%
               -----------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*        98-0152046                  100.00%
         -----------------------------------------------------------------------------
         MONY Life Insurance Company of America*                         86-0222062                  100.00%
         -----------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                         38-2046096       405,000    100.00%
         -----------------------------------------------------------------------------
         MONY Financial Services, Inc.                                   11-3722370         1,000    100.00%
         -----------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                             31-1465146            99     99.00%
            --------------------------------------------------------------------------
            MONY Brokerage, Inc.                                         22-3015130         1,500    100.00%
            --------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                        31-1562855             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                     62-1699522             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                       74-2861481            10    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.               06-1496443             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                  91-1940542             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                  62-1705422             1    100.00%
            --------------------------------------------------------------------------
            1740 Ventures, Inc.                                          13-2848244         1,000    100.00%
            --------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                          58-1660289           500    100.00%
            --------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                        22-1990598         1,000    100.00%
            --------------------------------------------------------------------------
            MONY Assets Corp.                                            13-2662263       200,000    100.00%
            --------------------------------------------------------------------------
               MONY Benefits Management Corp.                            13-3363383         9,000    100.00%
            --------------------------------------------------------------------------
            1740 Advisers, Inc.                                          13-2645490        14,600    100.00%
            --------------------------------------------------------------------------
            MONY Securities Corporation                                  13-2645488         7,550    100.00%
            --------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.           41-1941465         1,000    100.00%
               -----------------------------------------------------------------------
               Trusted Investment Advisers Corp.                         41-1941464             1    100.00%
               -----------------------------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

ITEM 27.    NUMBER OF CONTRACT OWNERS:

      As of February 28, 2010 there were 168 owners of Qualified Contracts and 15,084 owners of Non-Qualified Contracts of the MONY Custom Master contracts offered by the Registrant under this Registration Statement.

ITEM 28.    INDEMNIFICATION

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Chubb Insurance Company, AXIS Insurance Company and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXS Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

         (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary


*Susan Vesey                          Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director, Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*Gary Hirschkron                      Executive Vice President

*Michael McCarthy                     Director, Senior Vice President and
                                      National Sales Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Michael Gregg                        Executive Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*Andrew Marrone                       Senior Vice President

*Kevin Molloy                         Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mary Toumpas                         Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison St., Syracuse, New York 13202.

ITEM 31.    MANAGEMENT SERVICES

      Not applicable.

ITEM 32.    UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2010.

                                  MONY America Variable Account A of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)

                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2010.

                                MONY Life Insurance Company of America
                                       (Depositor)

                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Senior Executive Vice President and
                                           Senior Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron         Anthony J. Hamilton            Scott D. Miller
Henri de Castries              Mary R. (Nina) Henderson       Joseph H. Moglia
Denis Duverne                  James F. Higgins               Lorie A. Slutsky
Charlynn Goins                 Peter Kraus                    Ezra Suleiman
                                                              Peter J. Tobin




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 26, 2010

                                  EXHIBIT INDEX

EXHIBIT
NO.          DESCRIPTION                                             TAG VALUES
----------   ----------------------------------------------------    -----------
(9)(e)       Opinion and Consent of Counsel                           EX-99.9e
(10)(a)      Consent of PricewaterhouseCoopers LLP                    EX-99.10a
(10)(b)      Powers of Attorney                                       EX-99.10b